Registration No. 33-59474
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

POST-EFFECTIVE AMENDMENT NO. 62 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)
The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)

Telephone Number (515) 248-3842

Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
___  immediately upon filing pursuant to paragraph (b) of Rule 485
  XX   on September 30, 2008, pursuant to paragraph (b) of Rule 485
___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
___  on (date) pursuant to paragraph (a)(1) of Rule 485
___  75 days after filing pursuant to paragraph (a)(2) of Rule 485
___  on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:)
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPENDIX B

Proxy Voting Policies

The Proxy voting policies applicable to each Fund follows.

The order in which the Proxy Voting Policies are arranged is in alphabetical order by Manager and then each Sub-Advisor.

168 APPENDIX B	Principal Investors Fund
1-800-222-5852

Proxy Voting Policies and Procedures For
Principal Investors Fund
Principal Variable Contracts Fund
Principal Retail Funds
(December 15, 2003)
It is each fund’s policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund’s portfolio securities in accordance with the advisor’s or sub-advisor’s voting policies and procedures.
The advisor or sub-advisor must provide, on a quarterly basis:
1.	Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor’s or sub-advisor’s voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor’s vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and

2.	Written notification of any changes to the advisor’s or sub-advisor’s proxy voting policies and procedures made during the preceding calendar quarter.
The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:
1.	Identification of the issuer of the security;

2.	Exchange ticker symbol of the security;

3.	CUSIP number of the security;

4.	The date of the shareholder meeting;

5.	A brief description of the subject of the vote;

6.	Whether the proposal was put forward by the issuer or a shareholder;

7.	Whether and how the vote was cast;

8.	Whether the vote was cast for or against management of the issuer.

October 2005
ALLIANCE CAPITAL MANAGEMENT L.P.
Statement of Policies and Procedures for Proxy Voting
Introduction
As a registered investment adviser, Alliance Capital Management L.P. (“Alliance Capital”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.
This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital’s growth and value investment groups investing on behalf of clients in both US and non-US securities.
Proxy Policies
This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:
Corporate Governance: Alliance Capital’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.
Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.
Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company’s auditors.
Changes in Legal and Capital Structure: Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.
Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.
Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.
Anti-Takeover Measures: Alliance Capital believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

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Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.
Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.
Proxy Voting Procedures
Proxy Voting Committees
Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.
Conflicts of Interest
Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities

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are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.
Because under certain circumstances Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.
Proxies of Certain Non-US Issuers
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, Alliance Capital believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.
In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital’s voting instructions. Although it is Alliance Capital’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.
Loaned Securities
Many clients of Alliance Capital have entered into securities lending arrangements with agent lenders to generate additional revenue. Alliance Capital will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.
Proxy Voting Records
Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

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American Century Investments
PROXY VOTING POLICIES
American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the “Adviser”) are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.
General Principles
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.
Specific Proxy Matters
A. Routine Matters
1.	Election of Directors
a.	Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management’s director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management’s director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser’s clients are significant holders of a company’s voting securities, management’s recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

b.	Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

c.	Classification of Boards. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

American Century Investments	Proxy Voting Policies
d.	Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

e.	Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.
2.	Ratification of Selection of Auditors

The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.
B. Equity-Based Compensation Plans
The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.

The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Adviser’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

The Adviser will generally vote against the adoption of plans or plan amendments that:
•	provide for immediate vesting of all stock options in the

American Century Investments	Proxy Voting Policies
event of a change of control of the company (see “Anti-Takeover Proposals” below);

•	reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	establish restriction periods shorter than three years for restricted stock grants;

•	do not reasonably associate awards to performance of the company; and

•	are excessively dilutive to the company.
C. Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
1.	Cumulative Voting

The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.

2.	Staggered Board

If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the reelection of staggered boards.

3.	“Blank Check” Preferred Stock

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile

American Century Investments	Proxy Voting Policies
take-over attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

4.	Elimination of Preemptive Rights

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

5.	Non-targeted Share Repurchase

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

6.	Increase in Authorized Common Stock

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

American Century Investments	Proxy Voting Policies
7.	“Supermajority” Voting Provisions or Super Voting Share Classes

A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

8.	“Fair Price” Amendments

This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

9.	Limiting the Right to Call Special Shareholder Meetings.

The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

10.	Poison Pills or Shareholder Rights Plans

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The

American Century Investments	Proxy Voting Policies
Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.

We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

11.	Golden Parachutes

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.

12.	Reincorporation

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.

13.	Confidential Voting

Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

American Century Investments	Proxy Voting Policies
14.	Opting In or Out of State Takeover Laws

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.
C. Other Matters
1.	Shareholder Proposals Involving Social, Moral or Ethical Matters

The Adviser will generally vote management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management’s recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

2.	Anti-Greenmail Proposals

“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

3.	Indemnification

The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with

American Century Investments	Proxy Voting Policies
applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

4.	Non-Stock Incentive Plans

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

5.	Director Tenure

These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

6.	Directors’ Stock Options Plans

The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

7.	Director Share Ownership

The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
************************************************************

American Century Investments	Proxy Voting Policies
The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.

Original 6/1/1989

Revised 12/05/1991

Revised 2/15/1997

Revised 8/1/1999

Revised 7/1/2003

Revised 12/13/2005

Ark Asset Management Co., Inc.
Statement of Proxy Voting Policies and Procedures
February 2005
Introduction
Proxy voting is an important responsibility. This statement sets forth the current policies and procedures of Ark Asset Management Co., Inc. (“Ark”) with regard to the voting of proxies over which we have investment responsibility. These policies and procedures are available to our clients upon request.
General Proxy Voting Policy
Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the “Adviser’s Act”). Pursuant to various provisions of the Adviser’s Act, Ark acts in a fiduciary capacity with respect to each of its clients and, therefore, Ark must act in the interest of the beneficial owners of the accounts it manages. Accordingly, in voting proxies, Ark is guided by general fiduciary principles. Ark will attempt to consider all factors of its vote that could affect the value of the beneficial owner’s investments. With respect to proxies that Ark votes, the primary objective of Ark is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients’ investments. Ark will likely vote against any management proposals that Ark believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.
In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as an investment manager for clients that are ERISA plan assets. As such, Ark must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated thereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not allow our voting to be dictated by the position of any outsiders, other than following the recommendations of an independent third party in situations involving conflicts of interest (see “Conflicts of Interest” below) or where required by applicable law. It is Ark’s intent to vote all proxies, either directly or through a proxy voting service appointed by Ark. However, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to Ark

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according to the provision of stock loan agreements, and Ark shall not be responsible for not being able to vote those proxies.
Ark’s proxy voting process is dynamic and subject to periodic review. Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in Ark’s discretion to address any such changes.
The following summarizes Ark’s current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.
Proxy Voting Policies and Procedures
Each proxy proposal is reviewed on a case-by-case basis by Ark’s Proxy Coordinator to determine the issues presented in the proxy. The proxy is then marked for vote by a senior investment professional consistent with our professional investment judgment as to what will best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries.
A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the client at any time in accordance with the procedures listed below.
Business Operations
These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the Company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Each proposal is reviewed individually and we generally support such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders. Standard business operations include:
•	Name changes

•	Election of directors

•	Ratification of auditors

•	Maintaining current levels of directors’ indemnification and liability

•	Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders’ proportionate interest

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•	Employee stock purchase or ownership plans
Changes in Status
There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. We will review each issue on a case-by-case basis. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries. Changes in Status include proposals regarding:
•	Mergers, acquisitions, restructurings

•	Reincorporations

•	Changes in capitalization
Shareholder Democracy
We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:
•	Increased indemnification protections for directors or officers

•	Certain supermajority requirements

•	Unequal voting rights

•	Classified boards

•	Cumulative voting

•	Authorization of new securities if intention appears to be to unduly dilute shareholders’ proportionate interest

•	Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders
We will generally support proposals that maintain or expand shareholder democracy such as:
•	Annual elections

•	Independent directors

•	Confidential voting

•	Proposals that require shareholder approval for:
•	Adoption or retention of “poison pills” or golden parachutes

•	Elimination of cumulative voting or preemptive rights

•	Reclassification of company boards

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Compensation
We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the Company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.
Other Matters
Some proxy proposals address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, Ark will review each issue on a case-by-case basis and determine what in our opinion, will best enhance the value of the investment for the client, including any plan and its participants and beneficiaries.
Conflicts of Interest
Ark must act as a fiduciary when voting proxies on behalf of its clients. In that regard, Ark will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, Ark will actively monitor the proxies it receives on behalf of its clients to identify and resolve any potential conflict of interest.
Where Ark identifies a potential conflict of interest, Ark will initially determine whether such potential conflict is material. Where Ark determines there is a potential for a material conflict of interest regarding a proxy, Ark will take one or some of the following steps: (i) inform the client of the conflict and Ark’s proposed voting decision; (ii) discuss the proxy vote with the client and provide the client with an opportunity to direct the voting on its behalf; and/or (iii) seek the recommendations of an independent third party. Whenever Ark determines there is a potential for a material conflict of interest, Ark will document which step or steps it took to ensure the proxy vote was in the best interest of the client — and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.
Recordkeeping
In accordance with Rule 204-2 under the Adviser’s Act, Ark will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client’s written or oral requests, and (vi) any documents prepared by Ark that were material to how a proxy was voted or that memorialized the basis for the voting decision.

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In maintaining item (ii) above, Ark may rely on proxy statements filed on the SEC’s EDGAR system in lieu of maintaining internal copies. In maintaining item (iii) above, Ark may rely on the records of any third party, such as a proxy voting service; provided, however, that Ark will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.
Ark will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last entry was made on such record. During the first two (2) years of such six (6) year period, all required documents will be maintained in Ark’s main office.
Disclosure of Proxy Voting Record
Ark will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to clients. Ark will further provide a copy of these policies and procedures to any client upon request. In addition, Ark will inform its clients how they can obtain further information about the manner in which Ark has voted their proxies.
Upon a request from a client, Ark will furnish its proxy voting record with respect to such client’s securities. In general, Ark will respond to such client request; however, any client request for information that Ark is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by Ark).
Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser’s Act, Ark is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their clients’ holdings).
With respect to each of Ark’s clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which Ark has been delegated the responsibility for voting the proxies, Ark will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.

5

Proxy Voting
Policy
AXA Rosenberg, as a matter of policy and as a fiduciary to its clients, has the responsibility to vote proxy proposals on behalf of its clients in a manner that is reasonably anticipated to further the best economic interests of those clients and that is consistent with enhancing shareholder value.
The Firm’s policy and practice include the responsibility to arrange for proxies of those clients who have delegated proxy voting responsibility to proxy voting service providers, to disclose any potential conflicts of interest, to make information available to clients about the voting of proxies for their portfolio, and to maintain relevant and required records.
For those advisory clients who did not delegate or who have expressly retained proxy voting responsibility, the Firm has no authority and will not vote any proxies for the portfolios of those clients.
AXA Rosenberg will accommodate clients who delegate proxy voting responsibility to the Firm but also wish to retain their proxy voting rights according to their own proxy policy or on specific proxy issues.
Background
Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. SEC-registered investment advisers that exercise voting authority with respect to client securities are required by Rule 206(4)-6 of the Advisers Act to: (1) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interest of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (2) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (3) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (4) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.
Responsibility
The Office of the Global CIO has the responsibility for implementing and monitoring the Firm’s proxy voting policy and practices. Legal and Compliance are responsible for AXA Rosenberg’s disclosures and record keeping of the Firm’s proxy voting.
Procedure
Voting Procedure
AXA Rosenberg has retained third-party service providers (the “Service Providers” ) to assist the Firm in coordinating and voting proxies with respect to client securities. After it is deemed that AXA Rosenberg will vote proxies on behalf of a client, the Firm notifies Service Providers of this delegation, thereby enabling Service Providers to automatically receive proxy information.
Service Providers will:
•	Keep a record of each proxy received

•	Determine which accounts managed by AXA Rosenberg hold the security to which the proxy relates

•	Compile a list of accounts that hold the security, together with the number of votes each account controls and the date by which AXA Rosenberg must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer before the vote takes place

•	Be monitored periodically by designated officers of AXA Rosenberg to ensure that the proxies are being properly voted and that appropriate records are being retained

•	Be the sole source from which AXA Rosenberg accepts direction as to how to vote individual proxies for whom the Firm has voting responsibility, with the exception of direction from a client as to how to vote proxies for that client’s account
Disclosure
AXA Rosenberg reports in its Disclosure Document the Firm’s proxy voting policy and procedures. Additionally, clients may request information regarding how AXA Rosenberg voted their proxies and may request a copy of the Firm’s policy.
Client Requests for Information
Employees should forward to Client Services all client requests for information regarding proxy votes, policies, and procedures. In response to a request, Client Services will provide the client with the information requested and, as applicable, will include the name of the issuer, the proposal voted upon, and how AXA Rosenberg voted the client’s proxy with respect to each proposal about which the client inquired.
Voting Guidelines
In the absence of specific voting guidelines from the client, AXA Rosenberg will vote proxies in the best interest of each particular client.
Conflicts of Interest
AXA Rosenberg realizes that situations may occur whereby an actual or apparent conflict of interest arises. For example, the Firm may manage a portion of assets of a pension plan of a company whose management is soliciting proxies. The Firm believes its duty is to vote proxies in the best interest of its clients. Therefore, by voting in accordance with the Service Providers’ guidelines, AXA Rosenberg avoids conflicts of interest because the Firm votes pursuant to a predetermined policy based on the recommendation of an independent third party.
Proxies of Certain Non-US Issuers
Proxy voting in certain countries requires “share blocking”. Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depository. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. AXA Rosenberg believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (that is, not being able to sell the shares during this period). Accordingly, if share blocking is required, AXA Rosenberg will generally abstain from voting these shares unless there is a compelling reason to the contrary.
In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that prevent the Firm from voting such proxies. For example, AXA Rosenberg (or its Service Providers) may receive meeting notices without enough time to fully consider the proxy or after the cutoff date for voting. Other markets require the Firm (or its Service Providers) to provide local agents with a power of attorney prior to implementing the

Service Provider’s voting instructions. Although it is AXA Rosenberg’s policy to try to vote all proxies for securities held in client accounts for which the Firm has proxy voting authority, in the case of non-US issuers, the Firm votes proxies on a best-effort basis.

Barrow, Hanley, Mewhinney & Straus, Inc. — Proxy Voting
BHMS has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.
BHMS retains Institutional Shareholder Services (ISS) for corporate governance research and beginning January 1, 2007, BHMS will use ISS policy recommendations. Clare Burch, the Proxy Coordinator, will review each proxy for each company to insure that all votes are in the best interest of the beneficial owners.
Proxy Oversight Committee
•	BHMS’ Proxy Oversight Committee reviews and reevaluates ISS policies. Policy modifications and updates implemented by ISS will be reviewed by the Proxy Oversight Committee on an on-going basis to assure that all proxy voting decisions are in the best interests of the beneficial owner.

•	The Proxy Oversight Committee includes portfolio managers James Barrow, Richard Englander and Jane Gilday, and Proxy Coordinator, Clare Burch.
Conflicts of Interest
•	All proxies will be voted uniformly in accordance with ISS recommendations unless BHMS overrides a specific issue. This includes proxies of companies who are also clients, thereby eliminating potential conflicts of interest.
BHMS has adopted written procedures to implement the Firm’s policy and reviews to monitor and insure our policy is observed, implemented properly and amended or updated, as appropriate, including:
•	BHMS sends a daily electronic transfer of all stock positions to ISS (Institutional Shareholder Services).

•	ISS identifies all accounts eligible to vote for each security and posts the proposals and research on its website.

•	The Proxy Coordinator reviews each proxy proposed and reevaluates existing voting guidelines. Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.

•	ISS verifies that every vote is received, voted and recorded.

•	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing number of shares voted and disclosing how each proxy was voted.

•	BHMS scans all voting records and saves digital copies to the network which is backed up daily.

•	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by e-mailing clientservices@barrowhanley.com.

•	BHMS will identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of the Firm with the issuer of each security to determine if we or any of our employees have any financial, business or personal relationship with the issuer.

•	If a material conflict of interest exists, the Proxy Coordinator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	BHMS will maintain a record of the voting resolution of any conflict of interest.

•	The Proxy Coordinator shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
➢	These policies and procedures and any amendments;

➢	A record of each vote cast;

➢	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the Proxy Oversight Committee; and

➢	A copy of each written request from a client for information on how BHMS voted such client’s proxies and a copy of any written response.
Clare Burch is responsible for implementing and monitoring our proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures.

CAUSEWAY CAPITAL MANAGEMENT LLC
PROXY VOTING POLICIES AND PROCEDURES
Overview
As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by Causeway International Value Fund (the “Fund”), for which it serves as investment adviser. In addition, Causeway votes the proxies of companies owned by institutional and private clients who have granted Causeway such voting authority. Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.
Proxies are voted solely in the best interests of the client, the Fund shareholders or, where employee benefit assets are involved, in the best interests of plan participants and beneficiaries (collectively “clients”). Causeway’s intent has always been to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations. Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
The Chief Operating Officer of Causeway supervises the proxy voting process. Portfolio managers have final decision-making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway uses independent research and recordkeeping software provided by third parties. Causeway uses Institutional Shareholder Services (“ISS”) ProxyMaster for research, which assists the decision-making process, and ProxyEdge software, which organizes and tracks pending proxies, communicates voting decisions to custodian banks and maintains records.
Proxy Voting Guidelines
Causeway will generally vote on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.
Causeway’s proxy voting guidelines are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s management is charged with the day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.
January 29, 2007

Causeway generally votes for:
•	distributions of income

•	appointment of auditors

•	director compensation, unless deemed excessive

•	boards of directors – Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders.

•	Causeway generally opposes cumulative voting and attempts to classify boards of directors.

•	financial results/director and auditor reports

•	share repurchase plans

•	changing corporate names and other similar matters
Causeway generally votes the following matters on a case-by-case basis:
•	amendments to articles of association or other governing documents

•	changes in board or corporate governance structure

•	changes in authorized capital including proposals to issue shares

•	compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients. Causeway evaluates compensation plans on a case-by-case basis. Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.

•	debt issuance requests

•	mergers, acquisitions and other corporate reorganizations or restructurings

•	changes in state or country of incorporation

•	related party transactions
January 29, 2007

Causeway generally votes against:
•	anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.
Causeway generally votes with management regarding:
•	social issues – Causeway believes that it is management’s responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. Causeway will oppose social proposals that it believes will be a detriment to the investment performance of a portfolio company.
Conflicts of Interest
Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major vendor for Causeway. Causeway may also have a conflict if Causeway personnel have a significant business or personal relationship with participants in proxy contests, corporate directors or director candidates.
The Chief Operating Officer will determine the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or $1,000,000 of Causeway’s revenues reasonably expected for the current fiscal year, whichever is less; (2) represents 2.5% or $2,000,000 of revenues of an affiliate reasonably expected for the current fiscal year, whichever is less; or (3) may not directly involve revenue to Causeway or its affiliates but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates, such as a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.
The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.
The Chief Operating Officer will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer. Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii)
January 29, 2007

subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.
The Chief Operating Officer will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.
Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest. For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel decides if they involve a material conflict of interest.
If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:
•	If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.

•	If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS.
Practical Limitations Relating to Proxy Voting
While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney to facilitate Causeway’s voting instructions. As a result, Causeway will only use its best efforts to vote clients’ non-US proxies.
In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.
January 29, 2007

Columbus Circle Investors
PROXY VOTING POLICY
2006
I. Procedures
Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients’ investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.
For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.
In addition to voting proxies for clients, Columbus Circle:
1)	provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;

2)	applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

3)	keeps records of proxy voting available for inspection by each client or governmental agencies — to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4)	monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

5)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;
Frank Cuttita, Columbus Circle’s Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle’s proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.
2006 PROXY VOTING POLICY • 1

II. Voting Guidelines
Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.
To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle’s client portfolios which provide information for appropriate monitoring of such delegated responsibilities.
Columbus Circle has delegated to ISS the authority to vote Columbus Circle’s clients’ proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.
A. Management Proposals:
1. When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.
t	“Normal” elections of directors

t	Approval of auditors/CPA

t	Directors’ liability and indemnification

t	General updating/corrective amendments to charter

t	Elimination of cumulative voting

t	Elimination of preemptive rights
2006 PROXY VOTING POLICY • 2

2. When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:
t	Capitalization changes that eliminate other classes of stock and voting rights

t	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.

t	Stock purchase plans with an exercise price of not less than 85% FMV

t	Stock option plans that are incentive based and not excessive

t	Reductions in supermajority vote requirements

t	Adoption of antigreenmail provisions
3. When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:
t	Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

t	Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

t	Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

t	Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

t	Classified or single-slate boards of directors

t	Reincorporation into a state that has more stringent anti-takeover and related provisions

t	Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.
2006 PROXY VOTING POLICY • 3

t	Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case

t	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

t	Amending articles to relax quorum requirements for special resolutions

t	Re-election of director(s) directly responsible for a company’s fraudulent or criminal act

t	Re-election of director(s) who holds offices of chairman and CEO

t	Re-election of director(s) who serve on audit, compensation and nominating committees

t	Election of directors with service contracts of three years, which exceed best practice and any change in control provisions

t	Adoption of option plans/grants to directors or employees of related companies

t	Lengthening internal auditors’ term in office to four years
B. Shareholder Proposals:
Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.
1. When voting shareholder proposals, in general, initiatives related to the following items are supported:
t	Auditors should attend the annual meeting of shareholders

t	Election of the board on an annual basis

t	Equal access to proxy process

t	Submit shareholder rights plan poison pill to vote or redeem
2006 PROXY VOTING POLICY • 4

t	Undo various anti-takeover related provisions

t	Reduction or elimination of super-majority vote requirements

t	Anti-greenmail provisions

t	Submit audit firm ratification to shareholder votes

t	Audit firm rotations every five or more years

t	Requirement to expense stock options

t	Establishment of holding periods limiting executive stock sales

t	Report on executive retirement benefit plans

t	Require two-thirds of board to be independent

t	Separation of chairman and chief executive posts
2. When voting shareholder proposals, in general, initiatives related to the following items are not supported:
t	Requiring directors to own large amounts of stock before being eligible to be elected

t	Restoring cumulative voting in the election of directors

t	Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

t	Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.

t	Restrictions banning future stock option grants to executives except in extreme cases
3. Additional shareholder proposals require case-by-case analysis
2006 PROXY VOTING POLICY • 5

t	Prohibition or restriction of auditors from engaging in non-audit services (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

t	Requirements that stock options be performance-based

t	Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

t	Shareholder access to nominate board members

t	Requiring offshore companies to reincorporate into the United States
Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.
Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time. Should a particular equity company’s policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle’s staff participates in national forums and maintains contacts with corporate representatives.
III. Conflicts of Interest
Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.
Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may
2006 PROXY VOTING POLICY • 6

have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.
In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.
Eff. 01/20/2006
2006 PROXY VOTING POLICY • 7

DIMENSIONAL FUND ADVISORS LP
PROXY VOTING POLICY SUMMARY DESCRIPTION
     Dimensional Fund Advisors LP (“Dimensional”) has adopted Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”), which Dimensional will apply to funds advised and sub-advised by Dimensional (the “Funds”).
     The Investment Committee of Dimensional Fund Advisors LP (“Dimensional”) is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of Dimensional and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of Dimensional to vote proxies on behalf of the Funds.
     Dimensional votes (or refrains from voting) proxies in a manner consistent with the best interests of the Funds as understood by Dimensional at the time of the vote. Generally, Dimensional analyzes proxy statements on behalf of the Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that Dimensional receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for Dimensional to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Dimensional during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Funds, and the interests of Dimensional or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, Dimensional, prior to voting, will fully disclose the conflict to the Board of Directors of the Funds, or an authorized committee or designee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee or designee.
     Dimensional will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, Dimensional reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, Dimensional believes that the best interests of the Funds would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, Dimensional will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that Dimensional believes would be in the best interests of the Funds.
     Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. Dimensional may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Fund.
     Dimensional votes (or refrains from voting) proxies in a manner that Dimensional determines is in the best interests of a Fund and which seeks to maximize the value of that fund’s investments. In some cases, Dimensional may determine that it is in the best interests of a Fund to refrain from exercising proxy voting rights. Dimensional may determine that voting is not in the best interest of a Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Dimensional, exceed the expected benefits of voting. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities in order to ensure they are voted. Dimensional does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the investment of the Funds and that it is in that fund’s best interests to do so. In cases where Dimensional does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Dimensional) prior to the proxy-voting deadline, Dimensional may be unable to vote.
     With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. Dimensional does not vote proxies of non-U.S. companies if Dimensional determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Fund associated with voting. Dimensional determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. Dimensional periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect Dimensional’s decision of whether or not to vote.
     Dimensional has retained Institutional Shareholder Services (“ISS”), a division of Risk Metrics Group, Inc., an independent third party service provider, to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Funds; and provides reports concerning the proxies voted. Although Dimensional may consider the recommendations of ISS on proxy issues, Dimensional remains ultimately responsible for all proxy voting decisions.

Proxy Voting Procedures of Edge Asset Management, Inc.
As Revised January 2, 2007
The Role of Edge Asset Management, Inc.
In its capacity as an investment adviser for each of its clients, Edge Asset Management, Inc. (“EAM”) shall, except where EAM and the client have otherwise agreed, assist the client in voting proxies with respect to its portfolio securities to the extent that such proxies relate to matters involving investment judgment. In addition, the client may authorize EAM, in its capacity as adviser, to vote the client’s proxies. In such cases, EAM is responsible for casting the proxy votes in a manner consistent with the best interests of the client.
The Role of the Proxy Voting Service
EAM has engaged Institutional Shareholder Services (“ISS”) to assist in the voting of proxies. ISS is responsible for coordinating with the client’s custodian to ensure that all proxy materials received by the custodian relating to the client’s portfolio securities are processed in a timely fashion. Subject to the right of the client and/or EAM to instruct ISS to vote a specific proxy in a specific manner (an “Exception”), ISS will vote all proxies in accordance with its proxy voting guidelines. (Where those guidelines call for a determination to be made on a case-by-case basis, ISS is responsible for obtaining such information as is reasonably necessary for it to determine how to vote such proxies in the best interests of the client, and for so voting such proxies.) ISS will notify EAM as to how it intends to vote each proxy no later than 3 business days prior to voting such proxy. In the event EAM wishes to create an Exception for a proxy vote, it will notify ISS at least 1 business day before the last day on which the proxy could be voted. Except as may otherwise be agreed by a client, EAM will provide a report (including both the basis and rationale for the Exception and a certification as to the absence of any conflict of interest (as described below under “Conflicts of Interest”) relating to such proxy) with respect to each Exception to the client at least quarterly.
ISS will identify to EAM any proxy with respect to which it may be deemed to have a conflict of interest at least 5 business days prior to the last day such proxy could be voted. EAM will determine how any such proxy will be voted, unless it may also be deemed to have a conflict, in which case EAM will make a recommendation to the client with respect to the proxy, and the client will determine how the proxy should be voted.
Conflicts of Interest
Occasions may arise where a person or organization involved in the proxy voting process for a client may have a conflict of interest in voting the client’s proxy. A conflict of interest may exist, for example, if EAM has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., a familial relationship with company management) relating to a particular proxy shall disclose that conflict to EAM and otherwise remove himself from the proxy voting process. EAM will review each proxy with respect to which it wishes to create an Exception to determine if a conflict of interest exists and will provide the client with a Conflicts Report for each proxy that (1) describes any conflict of interest, (2) discusses the procedures used to address such conflict of interest, and (3) discloses any contacts from parties outside EAM (other than routine communications from proxy solicitors) with respect to the proxy.

Proxy Voting Guidelines of Edge Asset Management, Inc.
As Revised January 2, 2007
The proxy voting guidelines below give a general indication of how Edge Asset Management, Inc. (“EAM”) will vote a client’s portfolio securities on proposals dealing with a particular issue. In cases where EAM has engaged a proxy voting service, the proxy voting service will vote all proxies relating to client’s portfolio securities in accordance with its guidelines, except as otherwise instructed by the client or EAM. If a portfolio security is currently being loaned by a client but is the subject of a vote that EAM determines is material to the value of the security, EAM will seek to recall that portfolio security and vote the proxy in accordance with these guidelines. Votes with respect to portfolio securities on loan will otherwise be voted in the discretion of the borrower.
The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when EAM may not vote in strict adherence to these guidelines.
EAM, as part of its ongoing review and analysis of all client portfolio holdings, is responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the client and/or any proxy voting service of circumstances where the client’s interests warrant a vote contrary to these guidelines.
The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and EAM’s intent to hold corporate boards accountable for their actions in promoting shareholder interests, the client’s proxies generally will be voted in support of decisions reached by independent boards of directors. Accordingly, the client’s proxies will be voted FOR board-approved proposals, except as indicated below.
DOMESTIC (U.S.) PROXIES
1.	Auditors
•	Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	Fees for non-audit services are excessive; or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
•	Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

•	Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account these factors:
•	Tenure of the audit firm

•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•	Length of the rotation period advocated in the proposal

•	Significant audit-related issues

•	Number of audit committee meetings held each year

•	Number of financial experts serving on the committee
2.	Board of Directors
a.	Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent

•	Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

•	Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

•	Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

•	Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
b.	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.

•	Vote FOR proposals to repeal classified boards and to elect all directors annually.
c.	Independent Chairman (Separate Chairman/CEO)
•	Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.

d.	Majority of Independent Directors/Establishment of Committees
•	Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
3.	Shareholder Rights
a.	Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.
b.	Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
c.	Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR proposals to lower supermajority vote requirements.
d.	Cumulative Voting
•	Vote AGAINST proposals to eliminate cumulative voting.

•	Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
e.	Confidential Voting
•	Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

•	Vote FOR management proposals to adopt confidential voting.

4.	Proxy Contests
a.	Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
b.	Reimbursing Proxy Solicitation Expenses
•	Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.
5.	Poison Pills
•	Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
6.	Mergers and Corporate Restructurings
•	Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7.	Reincorporation Proposals
•	Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8.	Capital Structure
a.	Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

•	Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

b.	Dual-class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•	Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders, or

•	It is not designed to preserve the voting power of an insider or significant shareholder.
9.	Executive and Director Compensation
•	Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS’s methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

•	Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

•	Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
•	The plan expressly permits repricing of underwater options without shareholder approval; or

•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on

•	The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.
a.	Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

•	Treatment of surrendered options.
b.	Qualified Employee Stock Purchase Plans
•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value,

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

•	Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
c.	Nonqualified Employee Stock Purchase Plans
•	Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

•	Vote FOR nonqualified plans with all the following features:
•	Broad-based participation

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value

•	No discount on the stock price on the date of purchase since there is a company matching contribution
•	Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
d.	Shareholder Proposals on Compensation
•	Generally, vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10.	Social and Environmental Issues
•	These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company. Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•	AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

•	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations
FOREIGN (NON-U.S.) PROXIES
1.	Financial Results/Director and Auditor Reports
•	Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used, or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
2.	Appointment of Auditors and Auditor Compensation
•	Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used,

•	The auditors are being changed without explanation, or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.
•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

•	ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.
3.	Appointment of Internal Statutory Auditors
•	Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used,

•	Questions exist concerning any of the statutory auditors being appointed, or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
4.	Allocation of Income
•	Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation, or

•	The payout is excessive given the company’s financial position.
5.	Stock (Scrip) Dividend Alternative
•	Vote FOR most stock (scrip) dividend proposals.

•	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
6.	Amendments to Articles of Association
•	Vote amendments to the articles of association on a CASE-BY-CASE basis.
7.	Change in Company Fiscal Term
•	Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
8.	Lower Disclosure Threshold for Stock Ownership
•	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.
9.	Amend Quorum Requirements
•	Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
10.	Transact Other Business
•	Vote AGAINST other business when it appears as a voting item.
11.	Director Elections
•	Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been met in a timely fashion,

•	There are clear concerns over questionable finances or restatements,

•	There have been questionable transactions with conflicts of interest,

•	There are any records of abuses against minority shareholder interests, and

•	There are clear concerns about the past performance of the company or the board; or

•	The board fails to meet minimum corporate governance standards.
•	Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

•	Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

•	Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

•	Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.
12.	Director Compensation
•	Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

•	Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

•	Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

•	Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.
13.	Discharge of Board and Management
•	Vote FOR discharge of the board and management, unless:
•	There are serious questions about actions of the board or management for the year in question, or

•	Legal action is being taken against the board by other shareholders.
•	Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
14.	Director, Officer, and Auditor Indemnification and Liability Provisions
•	Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

•	Vote AGAINST proposals to indemnify auditors.
15.	Board Structure
•	Vote FOR proposals to fix board size.

•	Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

•	Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
16.	Share Issuance Requests
a.	General Issuances
•	Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

•	Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
b.	Specific Issuances
•	Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
17.	Increases in Authorized Capital
•	Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).
•	Vote AGAINST proposals to adopt unlimited capital authorizations.
18.	Reduction of Capital
•	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

•	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
19.	Capital Structures
•	Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

•	Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.
20.	Preferred Stock
•	Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•	Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’s guidelines on equity issuance requests.

•	Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

•	Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

•	Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
21.	Debt Issuance Requests
•	Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

•	Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’s guidelines on equity issuance requests.

•	Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
22.	Pledging of Assets for Debt
•	Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
23.	Increase in Borrowing Powers
•	Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
24.	Share Repurchase Plans:
•	Vote FOR share repurchase plans, unless:
•	Clear evidence of past abuse of the authority is available, or

•	The plan contains no safeguards against selective buybacks.
25.	Reissuance of Shares Repurchased:
•	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
26.	Capitalization of Reserves for Bonus Issues/Increase In Par Value:
•	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
27.	Reorganizations/Restructurings:
•	Vote reorganizations and restructurings on a CASE-BY-CASE basis.
28.	Mergers and Acquisitions:
•	Vote FOR mergers and acquisitions, unless:
•	The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group, or

•	The company’s structure following the acquisition or merger does not reflect good corporate governance.
•	Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

•	ABSTAIN if there is insufficient information available to make an informed voting decision.
29.	Mandatory Takeover Bid Waivers:
•	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
30.	Reincorporation Proposals:
•	Vote reincorporation proposals on a CASE-BY-CASE basis.
31.	Expansion of Business Activities:
•	Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
32.	Related-Party Transactions:
•	Vote related-party transactions on a CASE-BY-CASE basis.
33.	Compensation Plans:
•	Vote compensation plans on a CASE-BY-CASE basis.
34.	Anti-takeover Mechanisms:
•	Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
35.	Shareholder Proposals:
•	Vote all shareholder proposals on a CASE-BY-CASE basis.

•	Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

•	Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

EMERALD ADVISERS, INC.
PROXY VOTING POLICY
The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI’s policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:
1)	selecting proper directors

2)	insuring that these directors have properly supervised management

3)	resolve issues of natural conflict between shareholders and managers
a.	Compensation

b.	Corporate Expansion

c.	Dividend Policy

d.	Free Cash Flow

e.	Various Restrictive Corporate Governance Issues, Control Issues, etc.

f.	Preserving Integrity
In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.
I. BOARDS OF DIRECTORS
In theory, the board represents shareholders, in practice, all to often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A. Election of Directors, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.
• Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.
• Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.
• Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.
• Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).
• Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.
• Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.
• Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.
• Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.
B. Selection of Accountants: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.
C. Incentive Stock Plans. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.
D. Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.

E. Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Resolution. EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.
F. Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Resolution: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.
G. Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. Resolution: After in-depth valuation EAI will vote its shares on a case by case basis.
II. CORPORATE GOVERNANCE ISSUES
These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.
A. Provisions Restricting Shareholder Rights. These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Resolution: Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.
B. Anti-Shareholder Measures. These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.
1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Resolution: Vote Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2. Shareholder Rights Plans (Poison Pills):
Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Resolution: Vote Against proposals to adopt Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.
3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Resolution: Vote Against proposals creating different classes of stock with unequal voting privileges.
4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Resolution: Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.
5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Resolution: Vote Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.
6. Increases in authorized shares and/or creation of new classes of common and preferred stock:
a. Increasing authorized shares.
EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution: On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.
b. Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: EAI would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.
c. Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution: On a case by case basis, EAI votes Against attempts by management to eliminate directors and management liability for their duty of care.
d. Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
Resolution: On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.
e. Greenmail
EAI would not support management in the payment of greenmail.
Resolution: EAI would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.
f. Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution: Cumulative voting tends to serve special interests and not those of shareholders, therefore EAI will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.
g. Proposals Designed to Discourage Mergers & Acquisitions In Advance These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder. These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”. Directors are elected primarily to promote and protect the shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests. Resolution: EAI will vote Against proposals that would discourage the most productive use of corporate assets in advance.
h. Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote For proposals to establish secret ballot voting.
i. Disclosure
Resolution: EAI will vote Against proposals that would require any kind of unnecessary disclosure of business records. EAI will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.
j. Sweeteners
Resolution: EAI will vote Against proposals that include what are called “sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest. For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan (Poison Pill).

k. Changing the State of Incorporation
If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: On a case by case basis, EAI will vote Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.
l. Equal Access to Proxy Statements
EAI supports stockholders right to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI will support any proposal calling for equal access to proxy statements.
m. Abstention Votes
EAI supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.
III. Other Issues
On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:
A. Human Rights
B. Nuclear Issues
C. Defense Issues
D. Social Responsibility
EAI, in general supports the position of management. Exceptions to this policy Include:
1. South Africa
EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South

Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.
2. Northern Ireland
EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

Essex Investment Management Company, LLC
Summary of Proxy Voting Policies and Procedures

Introduction	Essex views seriously its responsibility to exercise proxy voting authority over securities within its clients’ portfolios. As an investment adviser and fiduciary of client assets, Essex utilizes proxy voting policies and procedures intended to protect the value of shareholder investments and are designed to reasonably ensure that Essex votes proxies in the best interest of clients for whom Essex has voting authority. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets.

The following, is a summary of the policies and procedures that govern the voting of proxies in situations where Essex is responsible for such voting. Essex clients will either retain proxy voting authority or delegate it to Essex. If a client has delegated such authority to Essex (whether in the client’s investment management agreement with Essex or otherwise), Essex will vote proxies for that client. If a particular client for whom Essex has investment discretion has not explicitly delegated proxy voting authority to Essex, Essex will vote such client’s proxies.

Voting Agent	Essex has contracted with an independent third party, Institutional Shareholders Services (“ISS”), to conduct in-depth proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting actions taken and proxy voting materials for the appropriate client account. ISS specializes in providing a variety of fiduciary-level services related to proxy voting. ISS researches proxy issues and then independent from Essex executes votes.

Essex has adopted ISS’ proxy voting policy guidelines as its own and votes Essex’s clients’ proxies (for those clients over which it has proxy voting authority) according to those policy guidelines. There are three sets of ISS proxy voting policy guidelines adopted by Essex, two for Taft-Hartley Union/Public Plan Sponsor clients (PVS or SIRS proxy voting policy and guidelines) and another, for all other clients, covering U.S. and global proxies. It is the client’s decision as to which set of guidelines will be used to vote its proxies.

Details of ISS’ proxy voting policy guidelines are available upon request.

In extraordinary circumstances, Essex’s Proxy Voting Committee (“Committee”) and Compliance Officer may actively issue a voting instruction. The Committee is discussed below.

Proxy Voting Committee	Essex’s Proxy Voting Committee is responsible for deciding what is in the best interests of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve (if the Committee determines they continue to be reasonably designed to be in the best interest of Essex’s clients), ISS’ proxy voting policies as Essex’s own proxy voting policies. Any changes to the ISS voting policies must be reviewed, approved, and adopted by the Committee at the time the changes occur. The Committee also would become involved in extraordinary circumstances in which Essex decides to exercise it voting discretion.

Conflicts of Interest	As noted, Essex has an agreement with ISS as an independent proxy voting agent and Essex has adopted the ISS proxy voting policies. The adoption of the ISS proxy voting policies provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Essex may have to interpret on how to vote proxies in cases where Essex has a material conflict of interest or the appearance of a material conflict of interest.

There may be a situation where ISS itself may have a material conflict with an issuer of a proxy vote for which it is voting on Essex’s clients’ behalf. In those situations, ISS will fully or partially abstain from voting and Essex’s Committee will provide the actual voting recommendation after a review of the vote(s) involved. Essex’s Compliance Officer must approve any decision made on such vote prior to the vote being cast.

Essex’s Committee and Compliance Officer will also become involved in any other situation, though expected to be rare, where Essex takes voting discretion from ISS. In both of the preceding circumstances, the Committee and Essex’s Compliance Officer will work to ensure that prior to a vote being made, conflicts of interest were identified and material conflicts were properly addressed such that the vote was in the best interest of the clients rather than the product of the conflict.

How to Obtain Voting Information	Clients may obtain information about how Essex voted proxies for securities held in their account(s) or a copy of Essex’s full proxy voting policy and procedures by contacting Valerie Sullivan at (617) 342-3241 or at proxyvoting@essexinvest.com.

Goldman Sachs Asset Management
(“GSAM”)*
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
Public Equity Investments
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams
General Overview
While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.
Active Equity
Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.
In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts.
As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value.
Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.
Quantitative Equity
Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).
Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.
GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.
Conflicts of Interest
Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.
External Managers
Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.
************************************************

Appendix A
ISS Standard Proxy Voting Guidelines Summary
The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.
1.	Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
2.	Board of Directors
a.	Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b.	Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c.	Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d.	Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
3.	Shareholder Rights
a.	Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

b.	Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c.	Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d.	Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e.	Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.
4.	Proxy Contests
a.	Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b.	Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.
5.	Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.	Capital Structure
a.	Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b.	Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

9.	Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.
a.	Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation
b.	Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
c.	Shareholder Proposals on Compensation
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
10.	Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Asset Management
Global Proxy Voting
Procedures and Guidelines
2007 Edition
April 1, 2007
JPMorgan Asset Management Corporate Governance

Asset Management
Table of Contents- Global

Part I:	JPMorgan Asset Management Global Proxy-Voting Procedures

	A.	Objective	3
	B.	Proxy Committee	3
	C.	The Proxy Voting Process	3-4
	D.	Material Conflicts of Interest	5
	E.	Escalation of Material Conflicts of Interest	5
	F.	Recordkeeping	6
		Exhibit A	6

Part II:	JPMorgan Asset Management Global Proxy-Voting Guidelines

	A.	North America	8-23
		Table of Contents	9-10
		Guidelines	11-23

	B.	Europe, Middle East, Africa, Central America
		and South America	24-35
		Table of Contents	25
		Guidelines	26-35

	C.	Asia (ex-Japan)	36-44
		Table of Contents	37
		Guidelines	38-44

	D.	Japan	45-46
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Part I: JPMorgan Asset Management Global Proxy Voting Procedures
A.	Objective
As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM’s objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures. 1
These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.
B.	Proxy Committee
To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.
C.	The Proxy Voting Process [2]
JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios. To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below).

[1]	1. Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group’s proxy voting policies and not the policies of JPMAM. The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMAM, except, to the extent the JPMAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund. The Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavorial Value Fund, and the UM Small Cap Growth Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.

[2]	The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.
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C.	The Proxy Voting Process — Continued
Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.
Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.
In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.
In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.
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D.	Material Conflicts of Interest
The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC’s securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.
Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM’s relationship with such company and materially impact JPMAM’s business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.
E.	Escalation of Material Conflicts of Interest
When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.
Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:
•	removing certain JPMAM personnel from the proxy voting process;

•	“walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;

•	voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or

•	deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.
The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.
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F.	Recordkeeping
JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:
•	a copy of the JPMAM Proxy Voting Procedures and Guidelines;

•	a copy of each proxy statement received on behalf of JPMAM clients;

•	a record of each vote cast on behalf of JPMAM client holdings;

•	a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;

•	a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and

•	a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.
It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.
Exhibit A
JPMorgan Investment Advisors Inc.
JPMorgan Chase Bank , NA
J.P. Morgan Asset Management (UK) Limited
J.P. Morgan Investment Management Inc.
JF Asset Management Limited
JF Asset Management (Singapore) Limited
JF International Management Inc.
Security Capital Research & Management Incorporated
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Part II: Proxy Voting Guidelines
JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.
JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.
In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.
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Part II.A: North America Proxy Voting
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Part II.A: North America Guidelines Table of Contents

1.	Uncontested Director Elections	11

2.	Proxy Contests	11
	a. Election of Directors	11
	b. Reimburse Proxy Solicitation Expenses	11

3.	Ratification of Auditors	12

4.	Proxy Contest Defenses	13-14
	a. Board Structure: Staggered vs. Annual Elections	13
	b. Shareholder Ability to Remove Directors	13
	c. Cumulative Voting	13
	d. Shareholder Ability to Call Special Meeting	14
	e. Shareholder Ability to Act by Written Consent	14
	f. Shareholder Ability to Alter the Size of the Board	14

5.	Tender Offer Defenses	14-15
	a. Poison Pills	14
	b. Fair Price Provisions	14
	c. Greenmail	14
	d. Unequal Voting Rights	14
	e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws	14
	f. Supermajority Shareholder Vote Requirement to Approve Mergers	15

6.	Miscellaneous Board Provisions	15-16
	a. Separate Chairman and CEO Positions	15
	b. Lead Directors and Executive Sessions	15
	c. Majority of Independent Directors	15
	d. Stock Ownership Requirements	15
	e. Term of Office	16
	f. Director and Officer Indemnification and Liability Protection	16
	g. Board Size	6
	h. Majority Vote Standard	16

7.	Miscellaneous Governance Provisions	16-17
	a. Independent Nominating Committee	16
	b. Confidential Voting	16
	c. Equal Access	16
	d. Bundled Proposals	16
	e. Charitable Contributions	16
	f. Date/Location of Meeting	16
	g. Include Nonmanagement Employees on Board	17
	h. Adjourn Meeting if Votes are Insufficient	17
	i. Other Business	17
	j. Disclosure of Shareholder Proponents	17

8.	Capital Structure	17-18
	a. Common Stock Authorization	17
	b. Stock Distributions: Splits and Dividends	17
	c. Reverse Stock Splits	17
	d. Blank Check Preferred Authorization	17
	e. Shareholder Proposals Regarding Blank Check Preferred Stock	17
	f. Adjustments to Par Value of Common Stock	17
	g. Restructurings/Recapitalizations	18
	h. Share Repurchase Programs	18
	i. Targeted Share Placements	18
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Part II.A: North America Guidelines Table of Contents

9.	Executive and Director Compensation	18-20
	a. Stock-based Incentive Plans	18-19
	b. Approval of Cash or Cash-and-Stock Bonus Plans	19
	c. Shareholder Proposals to Limit Executive and Director Pay	19
	d. Golden and Tin Parachutes	19
	e. 401(k) Employee Benefit Plans	19
	f. Employee Stock Purchase Plans	19
	g. Option Expensing	19
	h. Option Repricing	19
	i. Stock Holding Periods	19
	j. Transferable Stock Options	20

10.	Incorporation	20
	a. Reincorporation Outside of the United States	20
	b. Voting on State Takeover Statutes	20
	c. Voting on Reincorporation Proposals	20

11.	Mergers and Corporate Restructurings	20
	a. Mergers and Acquisitions	20
	b. Nonfinancial Effects of a Merger or Acquisition	20
	c. Corporate Restructuring	20
	d. Spin-offs	20
	e. Asset Sales	20
	f. Liquidations	20
	g. Appraisal Rights	20
	h. Changing Corporate Name	20

12.	Social and Environmental Issues	21-22
	a. Energy and Environment	21
	b. Northern Ireland	21
	c. Military Business	21
	d. International Labor Organization Code of Conduct	21
	e. Promote Human Rights in China, Nigeria, and Burma	21
	f. World Debt Crisis	22
	g. Equal Employment Opportunity and Discrimination	22
	h. Animal Rights	22
	i. Product Integrity and Marketing	22
	j. Human Resources Issues	22
	k. Link Executive Pay with Social and/or Environmental Criteria	22

13.	Foreign Proxies	22

14.	Pre-Solicitation Contact	22-23
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Part II.A: North America Guidelines
1.	Uncontested Director Elections

Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:
1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or
2) implement or renew a dead-hand or modified dead-hand poison pill; or adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption.
3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or
4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or
5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or
6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or
7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than six public company boards.
8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a — Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.
9) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.
10) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.
11) Vote case by case for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors.
We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process. Until the SEC can review the issue of shareholder access, we will reserve our position on this issue to be case by case.
Special attention will be paid to companies that display a chronic lack of shareholder accountability.
2.	Proxy Contests

2a. Election of Directors

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

2b. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on

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a case-by-case basis.

3.	Ratification of Auditors

Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

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4.	Proxy Contest Defenses

4a. Board Structure: Staggered vs. Annual Elections

Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:
1) Majority of board composed of independent directors,
2) Nominating committee composed solely of independent directors,
3) Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,
4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,
6) Absence of superior voting rights for one or more classes of stock,
7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and
8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).
4b. Shareholder Ability to Remove Directors
Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholder ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.
4c. Cumulative Voting
Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:
1) Annually elected board,
2) Majority of board composed of independent directors,
3) Nominating committee composed solely of independent directors,
4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,
6) Absence of superior voting rights for one or more classes of stock,
7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and
8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

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4d. Shareholder Ability to Call Special Meeting

Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

4e. Shareholder Ability to Act by Written Consent

We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

4f. Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5.	Tender Offer Defenses

5a. Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

5b. Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

5c. Greenmail Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5d. Unequal Voting Rights

Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter

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and bylaw amendments.

5f. Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.	Miscellaneous Board Provisions

6a. Separate Chairman and CEO Positions

We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:
(1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,
(2) Serves as liaison between the chairman and the independent directors,
(3) Approves information sent to the board,
(4) Approves meeting agendas for the board,
(5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,
(6) Has the authority to call meetings of the independent directors, and
(7) If requested by major shareholders, ensures that he is available for consultation and direct communication;
•	2/3 of independent board;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.
6b. Lead Directors and Executive Sessions
In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a “lead” (non-insider) director and for regular “executive” sessions (board meetings taking place without the CEO/Chairman present).
6c. Majority of Independent Directors
We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.
Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.
Generally vote for shareholder proposals asking for a 2/3 independent board.
6d. Stock Ownership Requirements
Vote for shareholder proposals requiring directors to own a minimum amount of company stock in

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order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.
6e. Term of Office

Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

6f. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

6g. Board Size

Vote for proposals to limit the size of the board to 15 members.

6h. Majority Vote Standard

We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.	Miscellaneous Governance Provisions

7a. Independent Nominating Committee

Vote for the creation of an independent nominating committee.

7b. Confidential Voting

Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

7c. Equal Access

Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

7d. Bundled Proposals

Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

7e. Charitable Contributions

Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

7f. Date/Location of Meeting

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Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

7g. Include Nonmanagement Employees on Board

Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

7h. Adjourn Meeting if Votes are Insufficient

Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

7i. Other Business

Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

7j. Disclosure of Shareholder Proponents

Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8.	Capital Structure

8a. Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

8b. Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

8c. Reverse Stock Splits

Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

8d. Blank Check Preferred Authorization

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

8e. Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

8f. Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company

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becomes insolvent.

8g. Restructurings/Recapitalizations

Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy— Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8h. Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

8i. Targeted Share Placements

These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.	Executive and Director Compensation

9a. Stock-based Incentive Plans

Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote— even in cases where the plan cost is considered acceptable based on the quantitative analysis.

We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company’s most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company’s most recent three-year burn rate exceeds two percent of common shares outstanding.

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9a. Stock-based Incentive Plans
For companies in the Russell 3000 we will generally vote against a plan when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.
9b. Approval of Cash or Cash-and-Stock Bonus Plans
Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.
9c. Shareholder Proposals to Limit Executive and Director Pay
Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.
Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.
Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.
9d. Golden and Tin Parachutes
Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.
9e. 401(k) Employee Benefit Plans
Vote for proposals to implement a 401(k) savings plan for employees.
9f. Employee Stock Purchase Plans
Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.
Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution
9g. Option Expensing
Generally, vote for shareholder proposals to expense fixed-price options.
9h. Option Repricing
In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.
9i. Stock Holding Periods
Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

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9j. Transferable Stock Options

Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

10.	Incorporation

10a. Reincorporation Outside of the United States

Generally speaking, we will vote against companies looking to reincorporate outside of the U.S.

10b. Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

10c. Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11.	Mergers and Corporate Restructurings

11a. Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

11b. Nonfinancial Effects of a Merger or Acquisition

Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors’ fiduciary duty to base decisions solely on the financial interests of the shareholders.

11c. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

11d. Spin-offs

Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

11e. Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

11f. Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

11g. Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

11h. Changing Corporate Name

Vote for changing the corporate name.

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12. Social and Environmental Issues
We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance. We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments. Therefore, we generally encourage a level of reporting that is not unduly costly or burdensome, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance. At the same time, we recognize that, in some cases, a company may already be providing current, publicly-available information on the possible impact that climate change will have on the company, as well as associated policies and procedures that address the risks and opportunities to the company, or a shareholder proposal may seek a level of disclosure that exceeds that provided by the company’s industry peers and that may put the company at a competitive disadvantage.
12a. Energy and Environment
Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.
Vote for proposals that request companies to outline their preparedness to comply with the Kyoto Protocol.
Vote case-by-case on disclosure reports that seek additional information.
Vote case-by-case on proposals that request a report on greenhouse gas emissions from company operations and/or products.
Vote case-by-case on proposals that request a report on the impact of climate change on the company’s operations and/or products.
Vote case-by-case on proposals seeking additional information on other environmental matters affecting the company, its operations and/or its products.
12b. Northern Ireland
Vote case-by-case on proposals pertaining to the MacBride Principles.
Vote case-by-case on disclosure reports that seek additional information about progress being made toward eliminating employment discrimination.
12c. Military Business
Vote case-by-case on defense issue proposals.
Vote case-by-case on disclosure reports that seek additional information on military-related operations.
12d. International Labor Organization Code of Conduct
Vote case-by-case on proposals to endorse international labor organization code of conducts.
Vote case-by-case on disclosure reports that seek additional information on company activities in this area.
12e. Promote Human Rights in China, Nigeria, the Sudan and Burma
Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.
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Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.
12f. World Debt Crisis
Vote case-by-case on proposals dealing with third world debt.
Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.
12g. Equal Employment Opportunity and Discrimination
Vote case-by-case on proposals regarding equal employment opportunities and discrimination.
Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.
12h. Animal Rights
Vote case-by-case on proposals that deal with animal rights.
12i. Product Integrity and Marketing
Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.
Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.
12j. Human Resources Issues
Vote case-by-case on proposals regarding human resources issues.
Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.
12k. Link Executive Pay with Social and/or Environmental Criteria
Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.
Vote case-by-case on disclosure reports that seek additional information regarding this issue.
13.	Foreign Proxies

Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14.	Pre-Solicitation Contact

From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?

The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor’s decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:
•	a pending acquisition or sale of a substantial business;

•	financial results that are better or worse than recent trends would lead one to expect;

•	major management changes;

•	an increase or decrease in dividends;
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•	calls or redemptions or other purchases of its securities by the company;

•	a stock split, dividend or other recapitalization; or

•	financial projections prepared by the Company or the Company’s representatives.
What is pre-solicitation contact?

Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., “How do you feel about dual classes of stock?”, to very specific inquiries, e.g., “Here’s a term sheet for our restructuring. Will you vote to approve this?”

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.
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Part II.B: Europe, Middle East, Africa, Central America and South America Proxy Voting
                     October, 2006
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Part II.B: Europe, Middle East, Africa, Central America and South America Guidelines Table of Contents

1. Reports & Accounts	26
a. Annual Report	26
b. Remuneration Report	26

2. Dividends	26

3. Boards of Directors	26-28
a. Board Structure	26
b. Chairman	27
c. Board Size	27
d. Board Independence	27
e. Board Committees	27
f. Director Independence	28
g. Director’s Liability	28
h. Multiple Directorships`	28
i. Investment Trust Directors	29

4. Compensation	29-30
a. Directors’ Contracts	29
b. Executive Director Remuneration	29
c. Non-Executive Director’s Remuneration	29
d. Share Option Schemes	29
e. Long-Term Incentive Plans (L-TIPs)	30
f. Pensions	30

5. Auditors	30
a. Auditor Independence	30
b. Auditor Remuneration	30

6. Issue of Capital	31
a. Issue of Equity	31
b. Issue of Debt	31
c. Share Repurchase Programmes	31

7. Mergers/Acquisitions	31

8. Voting Rights	32

9. Others	32-33
a. Poison Pills	32
b. Composite Resolutions	32
c. Social/Environmental Issues	32
d. Charitable Issues	33
e. Political Issues	33

10. Activism	33-34
a. Shareholder Activism and Company Engagement	33
b. Activism Policy	33

11. CSR	34-35
a. Sustainability Statement	34
b. Sustainability Policy	35
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REPORTS & ACCOUNTS
Annual Report
Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, such as those prescribed by of the International Accounting Standards Board (IASB) and should meet with the spirit as well as the letter of those reporting standards.
The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist. For UK companies, a statement of compliance with the Combined Code should be made, together with detailed explanations regarding any area of non-compliance.
Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.
Remuneration Report
The remuneration policy as it relates to senior management should ideally be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of individual director’s emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report if we feel that explanation is insufficient.
see Compensation
DIVIDENDS
Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we deem the payout ratio to be too low, or if the earnings and cash cover are inadequate and payment of the proposed dividend would prejudice the solvency or future prospects of the company.
BOARD OF DIRECTORS
Board Structure
Companies should be controlled by an effective board, with an appropriate balance of executive and non-executive directors, such that no single stakeholder, or group of stakeholders, has a disproportionate or undue level of influence. JPMAM is generally in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We find that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for re-election on a regular basis.
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Chairman
Boards should be headed by an effective Chairman, who is independent on appointment. There should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMAM believes that the roles of Chairman and Chief Executive Officer should normally be separate and will generally vote against combined posts.
Board Size
Board size should be appropriate to the size and complexity of the company. JPMAM will exercise its voting powers in favour of reducing excessively-large boards wherever possible. Boards with more than 20 directors are usually deemed excessively large, whereas less than 5 directors may be too small to provide sufficient levels of independence for key committees.
Board Independence
JPMAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions.
We agree with the ICGN, that the majority of a board of directors should be independent, especially if the company has a joint Chairman / CEO. However, as a minimum, all boards should comprise at least one third independent non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.
JPMAM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.
Board Committees
Boards should delegate key oversight functions, such as responsibility for Audit, Nominations and Remuneration issues, to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report. Any Committee should have the authority to engage independent advisers where appropriate at the company’s expense.
Audit Committees should consist solely of non-executive directors, who are independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of financial literacy. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence, and they should have an explicit right of unrestricted access to company documents and information.
Nomination Committees should be majority-independent, and there should be a formal nomination process for the appointment of Directors.
Remuneration Committees should be independent, and no director should be able to determine their own emolument. The remuneration report (where applicable) should be the responsibility of the Remuneration Committee.
See Remuneration Report
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Director Independence
We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.
A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer normally be deemed to be independent. Directors staying on beyond this duration would require the fullest explanation to shareholders, and we would expect such directors to offer themselves for reelection annually.
In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.
Director’s Liability
In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.
JPMAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
Companies may arrange Directors and Officers (“D&O”) liability insurance, to indemnify executives in certain circumstances, such as class action lawsuits and other litigation. JPMAM generally supports such proposals, although we do not approve of arrangements where directors are given 100% indemnification, as this could absolve them of responsibility for their actions and encourage them to act recklessly. Such arrangements should not extend to third parties, such as auditors.
Multiple Directorships
In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.
We agree with the findings of the Higgs Report in the UK that no single individual should chair more than one major listed company.
Investment Trust Directors
In the UK, the boards of investment trust companies are unusual in being normally comprised solely of non-executive directors, the majority of whom (including the Chairman) are independent of the management company. We believe this to be appropriate and expect investment trust boards to comply with the Association of Investment Trust Directors (AITC) Code of Corporate Governance
We note that the AITC Code does not make explicit recommendations on board tenure. We take this into account when assessing director independence, although we agree with the AITC that investment trust companies should have a formal policy on tenure, and that any director serving beyond three terms should offer themselves for re-election annually. Given the highly specialised nature of these companies it is particularly important that the board contains the correct mix of skills and experience.
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COMPENSATION
Directors’ Contracts
JPMAM believes that directors’ contracts should be of one year’s duration or less. This is in line with the view of the NAPF and ABI, as well as accepted market best practice in the UK. However, JPMAM always examines these issues on a case-by-case basis and we are aware that there will occasionally be a case for contracts of a longer duration in exceptional circumstances, in order to secure personnel of the required calibre.
Similarly, we agree with the view of the NAPF and ABI that special provisions whereby additional payment becomes due in the event of a change of control are an inappropriate use of shareholder funds and should be discouraged.
Market practice regarding the length of director’s service contracts varies enormously, and JPMAM is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMAM investment takes into account local market practice when making judgements in this area.
Executive Director’s Remuneration
Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. However, company policy in this area cannot be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of remuneration committees. Any remuneration policy should be transparent and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report. Compensation should contain both a short-term and long-term element, which fully aligns the executive with shareholders.
JPMAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent remuneration committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans set forth herein.

We strongly believe that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year’s salary.
Transaction bonuses, or other retrospective ex-gratia payments, should not be made.
Non-Executive Director’s Remuneration
JPMAM believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded share options.
Share Option Schemes
Share option schemes should be clearly explained and fully disclosed to both shareholders and participants, and put to shareholders for approval. Each director’s share options should be detailed, including exercise prices, expiry dates and the market price of the shares at the date of exercise. They should take into account appropriate levels of dilution, such as those set out in ABI, NAPF and similar guidelines. Options should vest in reference to challenging performance criteria, which are disclosed in advance. Share options should never be issued at a discount, and there should be no award for below-median performance.
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Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.
We will generally vote against the cancellation and re-issue, re-testing or re-pricing, of underwater options.
Long-Term Incentive Plans (L-TIPs)
Share-based Long-Term Incentive Plans (“L-TIP”) should use a methodology such as total shareholder return (“TSR”), coupled with a financial underpin, such as growth in earnings per share (“EPS”). Performance should be benchmarked against an appropriate comparator group of companies and a graph of recent performance should be included. Awards should increase on a straight line basis, with a maximum award only vesting for the very highest performance. As with share option schemes, there should be no award for below-median performance, and awards for at-median performance should be modest. Beneficiaries should be encouraged to retain any resultant shares for a suitable time.
JPMAM, in agreement with the stipulations of the Combined Code, feels that the performance related elements of any L-TIP should be designed to give directors keen incentives to perform at the highest levels, and that grants under such schemes should be subject to performance criteria which are challenging and which reflect the company’s objectives.
In all markets JPMAM will vote in favour of well-structured schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding, or where there is excessive discretion exercised by remuneration committees. We would expect remuneration committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.
Pensions
Pension arrangements should be transparent and cost-neutral to shareholders. JPMAM believes it is inappropriate for executives to participate in pension arrangements which are materially different to those of employees (such as continuing to participate in a final salary arrangement, when employees have been transferred to a money purchase scheme). One-off payments into individual director’s pension schemes, changes to pension entitlements and waivers concerning early retirement provisions must be fully disclosed and justified to shareholders.
AUDITORS
Auditor Independence
Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.
Auditor Remuneration
Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company’s total expenditure on consultancy, and there should be a mechanism in place to ensure that consultancy work is put out to competitive tender.
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We would oppose non-audit fees consistently exceeding audit fees, where no explanation was given to shareholders. Audit fees should never be excessive.
see Audit Committee
ISSUE OF CAPITAL
Issue of Equity
In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Any new issue of equity should take into account appropriate levels of dilution, such as those set out in ABI, NAPF and similar guidelines.
JPMAM believes strongly that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis. Pre-emption rights are a fundamental right of ownership, and we will vote against any attempts to suspend, bypass or eliminate pre-emption rights, except for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions).
JPMAM will vote against increases in capital which would allow the company to adopt “poison pill” takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long-term.
Issue of Debt
Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.
JPMAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against any uncapped or poorly-defined increase in bank borrowing powers or borrowing limits, as well as issuances which would result in the company reaching an unacceptable level of financial leverage, where there is a material reduction in shareholder value, or where such borrowing is expressly intended as part of a takeover defence.
Share Repurchase Programmes
Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMAM will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.
We will vote against such programmes when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.
MERGERS / ACQUISITIONS
Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JPMAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater
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value through other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.
VOTING RIGHTS
JPMAM believes in the fundamental principle of “one share, one vote”. Accordingly, we will vote to phase out dual voting rights or classes of share which either confer special voting rights to certain stakeholders, or restricted voting rights, and we will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as voting right limits or cumulative voting; directors should represent all shareholders equally, and voting power should accrue in direct relation to the shareholder’s equity capital commitment to the company.
While certain fundamental changes to a company’s business, Articles of Association, or share capital should require a supermajority vote, voting on routine business should require a simple majority only (51%). We will generally oppose amendments to require inappropriate supermajority votes, or supermajority requirements which are being introduced as a tool to entrench management.
OTHERS
Poison Pills
Poison pills, or shareholder rights plans, are devices designed to defend against hostile takeover. Typically, they give shareholders of a target company, or a friendly third party, the right to purchase shares at a substantial discount to market value, or shares with special conversion rights, in the event of a pre-defined “triggering event” occurring, such as the announcement of a hostile takeover offer or an outsider’s acquisition of a certain percentage of stock. Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.
JPMAM is fundamentally opposed to any artificial barrier to the efficient functioning of markets. The market for corporate control should, ultimately, be for shareholders, not managers, to decide. We find no clear evidence that poison pills enhance shareholder value. Rather, they are used as tools to entrench management.
JPMAM will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.
Composite Resolutions
Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or “bundled” resolutions, depending on the context and local market practice.

Any amendments to Articles of Association should be presented to shareholders in such a way that they can be voted on independently. Shareholders should similarly be able to vote on the election of directors individually, rather than in bundled slates.
Social / Environmental Issues
Companies should conduct their business in a manner which recognises their responsibilities to employees and other stakeholders, as well as broader society and the environment. Full details of our sustainability policy are available in Part IV of this document.
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JPMAM reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless, from time to time, a company’s response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered in determining our vote.
Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMAM’s CSR policy.
see Corporate Social Responsibility (CSR)
Charitable Issues
Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.
Political Issues
JPMAM does not support the use of shareholder funds for political donations.
III. ACTIVISM
SHAREHOLDER ACTIVISM AND COMPANY ENGAGEMENT
The Institutional Shareholders’ Committee (ISC), comprising the trade bodies of the UK’s investing institutions, published a Statement of Principles which sets out the responsibilities of institutional shareholders in respect of investee companies. JPMAM endorses the ISC Principles, which are set out below:
“Institutional shareholders and/or agents in relation to their responsibilities in respect of investee companies [...] will:
•	set out their policy on how they will discharge their responsibilities – clarifying the priorities attached to particular issues and when they will take action

•	monitor the performance of and establish, where necessary, a regular dialogue with investee companies

•	intervene where necessary

•	evaluate the impact of their activism

•	report back to clients/beneficial owners”
It is important to note that the above only applies in the case of UK companies, irrespective of their market capitalisation, although there will be occasions when intervention is not appropriate for reasons of cost-effectiveness or practicability. However, JPMAM will continue to intervene outside the UK where we believe this to be necessary in order to protect our clients’ interests.
Activism Policy
I.	Discharge of Responsibilities
Our policy is to vote at all UK company meetings on behalf of all clients where we have authority to do so. Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients’ portfolios are constructed. Whilst we attach considerable importance to meetings with management (and several hundred take place at JPMAM each year), we also emphasise the benefits of fundamental research into companies in our investment processes.
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Our primary responsibility is to protect our clients’ interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.
II.	Monitor Performance
As noted above the monitoring of company performance is a key part of our investment processes. The Corporate Governance Team routinely benchmarks companies in our investment universe versus our Guidelines in order to identify governance outliers. This then drives our proxy voting and engagement activity. Engagement on corporate governance issues such as remuneration and board structures is ongoing and does not only occur at the time of an AGM. We maintain a log of all private meetings held with companies. We regard ongoing engagement meetings as confidential and will not comment on them outside JPMAM.
III.	Intervening Where Necessary
JPMAM does not normally intervene directly in the management of companies. However where a company has failed to meet our expectations and it is not clear what action is being taken to remedy the situation, but we believe that the potential of the company still justifies retention in our clients’ portfolios, we will arrange to meet with senior management in order to express our concerns. Intervention at companies is never publicised.

In the small capitalisation end of the market, more aggressive intervention is more common, but still infrequent, as we may hold a significant percentage of a company’s equity.
IV.	Evaluating and Reporting
We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we continually scrutinise companies’ governance policies as a part of our investment research and take comfort from good governance. Where we have pushed for change, either in governance policies or in business strategy, we measure success by the extent that change is forthcoming and whether our clients benefit as a result.
Reports detailing our engagement activity are available to clients on a quarterly basis.
IV. CSR
CORPORATE SOCIAL RESPONSIBILITY (“CSR”)
CSR Statement
JPMAM believes that companies should act in a socially responsible manner. They should conduct their business in a way which recognises their responsibilities to employees and other stakeholders, as well as broader society and the environment.
We have had experience of tailoring portfolios to meet individual ethical requirements for over fifty years. We believe that we operate to the highest standards and that our CSR screens will meet or exceed the requirements of most clients. For (UK) pension fund clients, who are not permitted to exclude specific areas of investment from their portfolios, we have developed a number of strategies to positively target companies with superior social, ethical and environmental credentials.
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For institutional clients such as charitable foundations and endowments, where the legal framework for ethical and socially responsible investing is less restrictive, JPMAM has substantial experience over a long period of time of managing ethically-constrained portfolios. This service is client-preference led and flexible, and forms part of our charitable sector specialist investment services.
For clients who have not specified individual social or environmental criteria in their guidelines, these issues are still taken into account by analysts and portfolio managers as part of the overall stock selection process, and engagement activity is still undertaken by JPMAM on their behalf. This is detailed in the following section.
CSR Policy
Where JPMAM engages with companies on social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded explicitly on social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process.
Although JPMAM’s priority at all times is the best economic interests of its clients, we recognise that, increasingly, non-financial issues, such as social and environmental factors, have the potential to impact the share price, as well as the reputation of a company. They are also increasingly the subject of shareholder and other litigation.
CSR specialists within the Corporate Governance Team are tasked with assessing how companies deal with and report on social and environmental risks and issues specific to their sectors and/or industry. This analysis is then used to identify outliers within our investee companies which require further engagement. Engagement will either take place at scheduled company one-to-one meetings, or at dedicated meetings with either non-executive directors, or CSR specialists (where they exist), or (increasingly) via the company’s broker. This engagement activity is then reported to clients on a quarterly basis.
Where social or environmental issues are the subject of a proxy vote, JPMAM will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.
In formulating our CSR policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a tobacco company or a company in an extractive industry will not be automatically marked down because their sector is perceived as “unfriendly”. Similarly, a company in a low-impact industry, such as financial services, will still be expected to have in place detailed policies and rigorous oversight of its environmental impact.
We would expect larger companies in particular to have established a CSR Committee or similar organ with responsibility for this area. Such a function should have direct access to the board and, ideally, there should be a main board director with direct responsibility for CSR issues. We would normally expect companies to publish a separate Corporate Social Responsibility Report, or to provide a CSR statement within their Annual Report, as well as their website.
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Part II.C: Asia (ex-Japan) Proxy Voting
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Part II.C: Asia Ex-Japan Proxy Voting Guidelines Table of Contents

I Principles	36

II Policy and Procedures	37-38
1. Proxy Committee	37
2. Voting	37
3. Engagement	37
4. Conflicts of Interest	38

III Voting Guidelines	38-42
1. Reports & Accounts	38
2. Dividends	38
3. Auditors	38
4. Boards	39
5. Directors	39
6. Non-Executive Directors	40
7. Issue of Capital	40-41
8. Mergers/Acquisitions	41
9. Voting Rights	41
10. Share Options/Long-Term Incentive Plans (L-TIPs)	41
11. Others	41

IV Activism	42

V Sustainability	42
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     Part II.C: Asia Ex-Japan Proxy Voting Guidelines
I.	PRINCIPLES

JF Asset Management (“JFAM”) is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients’ assets and we expect those companies to demonstrate high standards of governance in the management of their business.

We have set out below the principles which provide the framework for our corporate governance activity. Although the policies and guidelines set out in this document apply to Hong Kong and therefore principally concern accounts managed from the Hong Kong office, our colleagues in London, New York and Tokyo have similar standards, consistent with law and best practice in these different locations.
1.	Fiduciary priority. Our clients appoint us to manage their assets in order to maximise the likelihood of meeting or exceeding their investment objectives at acceptable risk levels. Every decision to buy, hold or sell any security will be consistent with that overriding objective.

2.	Evaluation. Our clients expect us, as their delegates, to monitor the governance of companies in which we have invested their assets.

3.	Engagement. We encourage excellence in the management of companies through the considered application of our corporate governance policies and guidelines. We welcome consultation by companies with their leading shareholders on corporate governance issues.

4.	Proxy voting. Company management is accountable to the shareholders, our clients. It is our responsibility to ensure this is recognised through the considered use of our clients’ votes.

5.	Litigation and Joint Working Parties. JFAM will align itself with other shareholders, for example, by joining class action suits or working parties as local practice dictates, where we are convinced that this is in the best interests of our clients.

6.	Disclosure. JFAM’s corporate governance guidelines and policies are available to clients and companies alike. We believe that they conform to best practice and we are prepared to discuss them openly with other interested parties.

7.	Ongoing commitment. JFAM is committed to reviewing its corporate governance principles, policies and guidelines to ensure that they fully reflect our interpretation of best market practice.
JF Asset Management
Hong Kong Proxy Committee
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II.	POLICY and PROCEDURES
JF Asset Management (“JFAM”) manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JFAM to vote in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security.
1. Proxy Committee
The Hong Kong Proxy Committee has been established to oversee the proxy voting process in the Asia ex-Japan region on an ongoing basis. It is composed of the Proxy Administrator and senior officers from the Investment, Compliance and Risk Management Departments. The main functions of the Proxy Committee are to review the Proxy Voting Guidelines to ensure they are aligned with best practice; and to provide advice and recommendations on general proxy voting matters as well as on specific voting issues as they occur. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. It meets quarterly, or more frequently as circumstances dictate and its minutes are circulated to senior management including the Asia Risk Committee to whom it reports.
2. Voting
As these Guidelines represent what we consider to be in the best financial interests of our clients, we would normally expect clients to allow us to use them as a template for voting. However, we recognise that in certain circumstances further analysis may be required.
In view of our overriding fiduciary duty to act in the best interest of our clients, the Guidelines are an indication only of JFAM’s voting policy. The portfolio manager has discretion to override the policy should individual circumstances dictate.
Our Guidelines are primarily targeted at companies listed on main stock exchanges. It is sometimes difficult for smaller companies to apply the same corporate governance standards and we would look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.
For markets in Asia ex-Japan, we will generally abstain from voting at AGMs on the grounds that the matters normally considered at such meetings are of a routine and non-contentious nature. To ensure we fulfil our fiduciary obligation to always act in our clients’ best interests, we will review each AGM notice to check whether there are any non-routine matters such as company reorganisations/restructurings, takeover/merger and senior management compensation plans included therein. If any such matters are identified then we will consider each one individually so that our clients’ best interests are served. Also, certain markets require that shares are blocked from trading in order to be tendered for voting purposes. In these instances, it may be in our clients’ best interests to abstain from voting in order to preserve the ability to trade. For these countries, a decision will be taken on a case-by-case basis by the research analyst in conjunction with the portfolio manager in order to determine how our clients’ best interests are served.
Situations can sometimes arise where more than one JFAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JFAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.
3. Engagement
We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. We consider that these dialogues have been useful and plan to expand this approach.
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4. Conflicts of Interest
In order to maintain the integrity and independence of JFAM’s proxy-voting decisions, JPMorgan Chase (including JPMAM) has established formal barriers designed to restrict the flow of information between JPMC’s securities, lending, investment banking and other divisions to JPMAM investment professionals.
Where a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with the Proxy Committee, evaluates the potential conflict and determines whether an actual conflict exists. In the event that this is the case, they make a recommendation on how to vote the proxy. A record of such decisions is available to clients on request.
Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager.
III.	VOTING GUIDELINES
1. REPORTS & ACCOUNTS
1a. Annual Report
Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).
The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.
Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.
2. DIVIDENDS
Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.
3. AUDITORS
3a. Auditor Independence
Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JFAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent.
3b. Auditor Remuneration
Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit fees should never be excessive.
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4. BOARDS
4a. Chairman & CEO
JFAM believes that it is best practice for the roles of Chairman and Chief Executive Officer to be separate.
4b. Board Structure
JFAM is in favour of unitary boards of the type found in Hong Kong, as opposed to tiered board structures.
4c. Board Size
Boards with more than 20 directors are considered to be excessively large.
4d. Board Independence
JFAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions.
We believe that as a minimum, all boards should have at least three non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.
JFAM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
4e. Board Committees
Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.
5. DIRECTORS
5a. Executive Director’s Remuneration
Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration.
JFAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees.
5b. Director’s Liability
In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.
JFAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
5c. Directors over 70
JFAM considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.
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6. NON-EXECUTIVE DIRECTORS
6a. Role of Non-Executive Directors
As stated earlier in these guidelines, JFAM believes that a strong independent element to a board is important to the effective running of a company.
In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.
In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.
Audit and Remuneration Committees should be composed exclusively of independent directors.
6b. Director Independence
We consider that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.
6c. Multiple Directorships
In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.
7. ISSUE OF CAPITAL
7a. Issue of Equity
In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JFAM believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.
JFAM will vote in favour of increases in capital which enhance a company’s long-term prospects.
7b. Issue of Debt
Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.
JFAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.
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Asset Management
7c. Share Repurchase Programmes
Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JFAM will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.
We will vote against such programmes when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.
8. MERGERS / ACQUISITIONS
Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JFAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.
9. VOTING RIGHTS
JFAM believes in the fundamental principle of “one share, one vote”. Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder’s equity capital commitment to the company.
10. SHARE OPTIONS / LONG-TERM INCENTIVE PLANS (L-TIPs)
10a. Share Options
Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.
We will generally vote against the cancellation and re-issue, re-pricing, of underwater options.
10b. Long-Term Incentive Plans (L-TIPs)
A Long-Term Incentive Plan (“L-TIP”) can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.
JFAM normally will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.
11. OTHERS
11a. Charitable Issues
Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.
11b. Political Issues
JFAM does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.
JPMorgan Asset Management Corporate Governance

Asset Management
IV.	ACTIVISM

Activism Policy
1. Discharge of Responsibilities
a)	Our primary responsibility is to protect our clients’ interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.

b)	Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients’ portfolios are constructed. Whilst we attach considerable importance to meetings with management (and several hundred take place in Asia ex-Japan each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.

c)	Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients’ best interests.
2. Monitor Performance
Monitoring of company performance is a key part of our investment processes. We maintain a record of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JFAM.
3. Evaluating and Reporting
We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies’ governance policies as a part of our investment research and take comfort from good governance.
V.	Sustainability

Where JFAM engages with companies on broader social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JFAM will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

Where social or environmental issues are the subject of a proxy vote, JFAM will consider the issue on a case-by-case basis, keeping in mind at all times the best financial interests of our clients.

It is anticipated that our SRI program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.
JPMorgan Asset Management Corporate Governance

Asset Management
     Part II.D: Japan Proxy Voting
JPMorgan Asset Management Corporate Governance

Asset Management
     Part II.D: Japan Proxy Voting Guidelines
1.	Number of Directors

To ensure a swift management decision-making process, the appropriate number of directors should be 20 or less.

2.	Director’s Tenure

Director’s tenure should be equal to/less than 1 year.

3.	Director’s Remuneration

Remuneration of directors should generally be determined by an independent committee.

4.	Audit fees

Audit fees must be at an appropriate level.

5.	Capital Increase

Capital increases will be judged on a case-by-case basis depending on its purpose. Vote against capital increases if the purpose is to defend against a takeover.

6.	Borrowing of Funds

Vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover.

7.	Share Repurchase Programs

Vote in favor of share repurchase programs if it leads to an increase in the value of the company’s shares.

8.	Payout ratio

As a general rule, vote against any proposal for appropriation of profits which involves a payout ratio of less than 50% (after taking into account other forms of payouts to shareholders such as share repurchase programs) if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings.

9.	Mergers/Acquisitions

Mergers and acquisitions must only be consummated at a price representing fair value.

10.	Stock Options

Stock option programs should generally be publicly disclosed. Programs which result in increases in remuneration despite declines in corporate earnings (such as through a downward adjustment of the exercise price) is generally not acceptable.

11.	Political Contributions

Do not approve any use of corporate funds for political activities.

12.	Environmental/Social Issues

Do not take into account environmental/social issues that do not affect the economic value of the company.
JPMorgan Asset Management Corporate Governance

J.P. Morgan Investment Management Inc.
As an investment adviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan“) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, J.P. Morgan and its affiliated advisers have adopted detailed proxy voting procedures (“Procedures”) that incorporate detailed proxy guidelines (“Guidelines”) for voting proxies on specific types of issues.
J.P. Morgan is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. As a general rule, in routine proxies of a particular security, the guidelines of the region in which the issuer of such security is organized will be applied.
Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.
To oversee and monitor the proxy-voting process, J.P. Morgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by J.P. Morgan. The procedures permit an independent voting service; currently Institutional Shareholder Services, Inc. in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

JACOBS LEVY EQUITY MANAGEMENT, INC.
PROXY VOTING POLICIES AND PROCEDURES
As of January 1, 2006
I.	Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Jacobs Levy has discretion to vote the proxies of its clients, proxies will be voted in the best interests of its clients and in accordance with these policies and procedures.

II.	Proxy Voting Procedures

Proxies are obtained by the Portfolio Accounting Department through ADP Proxy Edge, a third party application used for proxy notification and voting. Portfolio Accounting, headed by the Manager of Portfolio Accounting, reports to the Jacobs Levy Compliance Officer. Portfolio Accountants will:
(a)	download share information from client’s custodian through ADP Proxy Edge;

(b)	reconcile share information between Jacobs Levy’s accounting records and the custodian’s records and resolve any variances; and

(c)	make the initial determination how Jacobs Levy should vote the proxy as dictated by voting guidelines and will load the vote into ADP Proxy Edge. Portfolio Accounting will send a package with all supporting documentation to the Manager of Portfolio Accounting. The Manager of Portfolio Accounting is responsible for reviewing and approving the proposed proxy vote (and consulting with the Compliance Officer and/or the Principals, if necessary). Once approved, Portfolio Accounting submits the votes electronically through ADP Proxy Edge.
Where Jacobs Levy retains a third party to assist in coordinating and voting proxies with respect to client securities, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.	Voting Guidelines

Jacobs Levy will vote proxies in the best interests of its clients. Clients can provide specific voting guidelines, which would be implemented for their account. Jacobs Levy believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Jacobs Levy utilizes the services of Institutional Shareholder Services (ISS), a third party provider of proxy analyses and voting recommendations. ISS assigns a proxy issue code to all proxy voting proposals and also issues a voting recommendation. A cumulative listing of ISS proxy issue codes is maintained by Portfolio Accounting. Jacobs Levy will vote proxies in accordance with ISS’ recommendations, except as provided in (a) — (d) below:
(a)	There are specific proxy issues that Jacobs Levy has identified with respect to which it will vote with management and others with respect to which it will vote against management because Jacobs Levy believes the intent is to entrench management or dilute the value or safety of shares to shareholders. A comprehensive listing of these issues is included as Exhibit A.

(b)	It is Jacobs Levy’s belief that it is not its place to make moral or social decisions for companies and therefore Jacobs Levy intends to vote with management’s recommendations on such issues, as management is in a better position to judge the effects of such decisions on the company.

(c)	In certain circumstances, a proxy may include “hidden” additional issues for which Jacobs Levy’s position, as noted above, may differ from the overall ISS recommendation. In these instances, Jacobs Levy will not vote with the ISS recommendation.

(d)	Any issue with a new ISS proxy issue code will be forwarded to one of the Principals or the Compliance Officer for review and determination of how the proxy should be voted.
IV.	Conflicts of Interest
(a)	The Compliance Officer will identify any conflicts that exist between the interests of Jacobs Levy and its clients. This examination will include a review of the relationship of Jacobs Levy with the issuer of each security to determine if the issuer is a client of Jacobs Levy or has some other relationship with Jacobs Levy or a client of Jacobs Levy.

(b)	If a material conflict exists, Jacobs Levy will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the clients or whether some alternative action is appropriate, including, without limitation, following the ISS recommendation.

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V.	Disclosure
(a)	Jacobs Levy will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Peter A. Rudolph, via email or telephone at pete.rudolph@jlem.com or (973) 410-9222 in order to obtain information on how Jacobs Levy voted such client’s proxies and/or to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon; and (3) how Jacobs Levy voted the client’s proxy.

(b)	A concise summary of these Proxy Voting Policies and Procedures will be included in Jacobs Levy’s Form ADV Part II, and will be updated whenever these policies and procedures are updated. Jacobs Levy’s Form ADV Part II will be offered to existing clients annually.
VI.	Recordkeeping

The Manager of Portfolio Accounting and Compliance Officer will maintain files relating to Jacobs Levy’s proxy voting procedures. Records will be maintained and preserved for at least five years from the end of the fiscal year during which the last entry was made on a record, with records for at least the most recent two years kept in the offices of Jacobs Levy. Records of the following will be included in the files:
(a)	Copies of these proxy voting policies and procedures, and any amendments thereto.

(b)	A hard and electronic copy of each proxy statement that Jacobs Levy receives. In addition, Jacobs Levy may obtain a copy of proxy statements from ADP.

(c)	A hard copy and electronic record of each vote that Jacobs Levy casts. In addition, voting records may be obtained from ADP.

(d)	A copy of any document Jacobs Levy created that was material to making a decision on how to vote proxies, or that memorializes that decision.

(e)	A copy of each written client request for information on how Jacobs Levy voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Jacobs Levy voted its proxies.

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Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES
MANAGEMENT PROPOSALS — ROUTINE/BUSINESS

Issue
Code	Description	Vote
M0101	Ratify Auditors	For
M0106	Amend Articles/Charter-General Matters	For
M0111	Change Company Name	For
M0117	Designate Inspector or Shareholder Rep. of Minutes of Meetings	For
M0119	Reimburse Proxy Contest Expense	Against
M0124	Approve Stock Dividend Program	For
M0125	Other Business	Against
M0129	Approve Minutes of Meeting	For
M0136	Approve Auditors and Authorize Board to Fix Remuneration of Auditors	For
M1050	Receive Financial Statements and Statutory Reports	For
MANAGEMENT PROPOSALS — DIRECTOR RELATED

Issue
Code	Description	Vote
M0201	Elect Directors	For
M0205	Allow Board to Set its Own Size	Against
M0206	Classify the Board of Directors	Against
M0207	Eliminate Cumulative Voting	For
M0215	Declassify the Board of Directors	For
M0218	Elect Directors to Represent Class X Shareholders	For
M0226	Classify Board and Elect Directors	Against
MANAGEMENT PROPOSALS — CAPITALIZATION

Issue
Code	Description	Vote
M0304	Increase Authorized Common Stock	For
M0308	Approve Reverse Stock Split	For
M0309	Approve Increase in Common Stock and a Stock Split	For
M0314	Eliminate Preemptive Rights	For
M0316	Amend Votes Per Share of Existing Stock	Against
M0320	Eliminate Class of Preferred Stock	For
M0322	Cancel Company Treasury Shares	For
M0325	Reduce Authorized Common Stock	For
M0374	Approve Reduction in Share Capital	For

Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES
MANAGEMENT PROPOSALS — NON-SALARY COMP.

Issue
Code	Description	Vote
M0510	Approve Employee Stock Purchase Plan	For
M0512	Amend Employee Stock Purchase Plan	For
M0534	Approve/Amend 401(k)/Savings Plan	For
M0537	Approve/Amend Supplemental Retirement Plan	For
MANAGEMENT PROPOSALS — ANTI-TAKEOVER RELATED

Issue
Code	Description	Vote
M0604	Provide Directors May Only be Removed For Cause	Against
M0605	Adopt or Increase Supermajority Vote Requirement for Amendments	Against
M0606	Adopt or Increase Supermajority Vote Requirement for Mergers	Against
M0607	Adopt or Increase Supermajority Vote Requirement for Removal of Directors	Against
M0608	Reduce Supermajority Vote Requirement	For
M0618	Eliminate Right to Call Special Meeting	Against
M0622	Consider Non-Financial Effects of Mergers	Against
M0627	Permit Board to Amend Bylaws Without Shareholder Consent	Against
M0653	Authorize Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer	Against
SHAREHOLDER PROPOSALS — ROUTINE/BUSINESS

Issue
Code	Description	Vote
S0102	Change Date/Time of Annual Meeting	Against
S0106	Initiate Payment of Cash Dividend	Against
S0110	Establish Shareholder Advisory Committee	Against

Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES
SHAREHOLDER PROPOSALS — DIRECTOR RELATED

Issue
Code	Description	Vote
S0201	Declassify the Board of Directors	For
S0202	Establish Term Limits for Directors	Against
S0207	Restore or Provide for Cumulative Voting	Against
S0209	Establish Director Stock Ownership Requirement	Against
S0211	Establish Mandatory Retirement Age for Directors	Against
S0214	Remove Existing Directors	Against
S0215	Require Majority of Independent Directors on Board	Against
SHAREHOLDER PROPOSALS — CORP GOVERNANCE

Issue
Code	Description	Vote
S0304	Provide for Confidential Voting	For
S0306	Submit All Acquisition Offers for Shareholder Vote	Against
S0307	Restore Preemptive Rights of Shareholders	Against
S0311	Reduce Supermajority Vote Requirement	For
S0320	Submit Preferred Stock Issuance to Vote	For
SHAREHOLDER PROPOSALS — COMPENSATION

Issue
Code	Description	Vote
S0501	Restrict Executive Compensation Plan Awards	Against
S0503	Increase Disclosure of Executive Compensation	Against
S0504	Limit Executive Compensation	Against
S0505	Terminate Executive Compensation Plan	Against
S0510	Link Executive Compensation to Social Issues	Against
S0512	Performance-Based/Index Option	Against
S0513	Put Repricing of Stock Options to Shareholder Vote	For

Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES
SHAREHOLDER PROPOSALS — GENERAL ECONOMIC ISSUES

Issue
Code	Description	Vote
S0602	Report of Bank Lending Policies	Against
SHAREHOLDER PROPOSALS — OTHER/MISC.

Issue
Code	Description	Vote
S0805	Report on Government Service of Employees	Against
S0806	Report on Charitable Contributions	Against
S0807	Report on Corporate Political Contributions/Activities	Against

Lehman Brothers Asset Management LLC
Due to the nature of securities traded for Lehman Brothers Asset Management LLC, proxy voting will be a limited process. When such a situation occurs the following policies and procedures will be followed.
Proxy Voting Policies
Lehman Brothers Asset Management LLC (LBAM) is aware and compliant with SEC Rule 206(4)-6 regarding proxy voting and disclosure and Rule 204-2 pertaining to books and records. Therefore, LBAM shall vote corporate governance proposals in a manner that promotes clear responsibility of management and boards to the long run interests of shareholders. LBAM shall be diligent, independent and consider the best interest of our clients in arriving at proxy voting decisions.
Upon a client’s request, LBAM will disclose how the client’s proxies were voted. Clients can send their requests via e-mail to pricing@lehman.com.
Proxy Voting Procedures
Ann Benjamin, Andy Johnson, Managing Directors, or designees, are responsible for LBAM’s proxy votes and guidelines. The Security Control unit within the Operations Department has administrative responsibility.
Guidelines have been established to apply to the most frequently appearing proxy proposals. Proxy proposals for shares in closed-end funds are excepted from the guidelines, and voting decisions relating to such proposals will be determined on a case-by-case basis. Where specific guidelines don’t apply, the general principles of the Proxy Voting Policies are used. Specific fact situations might warrant departure from the guidelines. Proxies are voted after review of relevant materials (annual report, SEC filings -10K, and votes registered from the prior year) in accordance with these guidelines. The voting rights of securities that are on loan are determined at the time of signing the loan agreement between our clients and their custodian banks; usually the securities on loan do not allow LBAM the voting rights.
Administratively, LBAM utilizes paper ballots. Paper ballots are received via the United States Postal System and holdings for all clients as of record date are obtained from the accounting system (Portia). The ballots’ shares and LBAM’s holdings are verified. If there are discrepancies between the ballot shares and LBAM’s holdings, the custodian is contacted for resolution. Proxies are voted by choosing the appropriate vote selection and the signing of the paper ballots. The signed proxies are mailed in the provided pre-addressed envelope.
In rare instances where ballot shares have not been received from all custodians within two weeks of the meeting date, LBAM contacts the custodian. The custodian will follow up with a faxed copy of the paper ballot. If a copy of the ballot is faxed, LBAM returns (via fax or by mail) the proxy with voting instructions to the custodian.

After all proxies are voted, the Operations Department of LBAM keeps a copy of the signed ballot as record of the security, meeting date, proposals, and how we voted for each client. Records are maintained in the Operations Department of LBAM office for five years; after that time the records can be moved to an off-site facility.
The guidelines are designed to eliminate the influence of any conflicts of interest on LBAM’s proxy voting decisions. Although LBAM does not foresee any material conflicts of interest arising, in the event a material conflict of interest does arise, the facts and circumstances of the conflict would be discussed with Lori Loftus, the Chief Compliance Officer, prior to voting. Lori Loftus, Ann Benjamin and/or Andy Johnson will decide if the conflict can be resolved or avoided by applying the guidelines. If the conflict cannot be resolved or avoided by applying the guidelines, LBAM may rely on the advice of an independent third party to determine how to vote the proxy.
Original Date: January 31, 2003
Revised Date: June 30, 2003
Revised Date: July 23, 2003
Revised Date: September 17, 2004
Revised Date: September 13, 2005
Revised Date: February 26, 2007

LEHMAN BROTHERS ASSET MANAGEMENT LLC PROXY GUIDELINES

BOARD RELATED ISSUES	January 10, 2007

Subject	Vote	Justification
Election of directors	For	Ownership of the stock typically means support of Directors, unless there is an issue of independence or performance.

Classification of directors	Against	The idea, in theory, is to provide stability. However, in practice boards have demonstrated considerable continuity because the majority of votes are for management’s slate.

Declassification of Board	For

Annual Election of directors	For	Directors should be held accountable to shareholders on an annual basis.

Director removal only for cause	Against	Shareholders should not need cause to remove a director. As owners of the corporation, shareholders should have the right to remove directors as they see fit.

Require a majority of independent directors	For	The presence of independent directors allows the board to be more objective in its decisions regarding business operations and top management.

Increase in size of the board	Against w/caveat	The greater number of directors, the less the accountability. However, it may be a good idea if management can show a compelling need (e.g. needed expertise) for additional members.

Indemnification and liability protection for directors	For w/caveat	Such protection is necessary to attract and retain competent individuals to sit on boards for normal renumeration. Companies need to protect their directors as long as they act in the best interest of their shareholders. However, if directors seriously breech their fiduciary duty, they should not be protected.

Advisory committees	Against	The board already has a fiduciary duty to represent all shareholders and is accountable to them by law. It often is not necessary for a corporation to bear the additional expense of an advisory committee.

BOARD RELATED ISSUES (cont.)

Subject	Vote	Justification
Grant Stock to Non-Employee Directors (added 1996 proxy season)	Against	We would vote against a management proposal to grant stock to non-employee directors except in cases where grant would replace a fee.

Separation of CEO and Chairman	For	Although not required this is generally a good governance model.

EMPLOYEE COMPENSATION

Subject	Vote	Justification
Employee Stock Ownership Plan	Case by Case	In general, it is a good idea to support option plans which provide incentive to directors, managers and other employees by aligning their economic interest with those of the shareholders while limiting the transfer of wealth out of the company. However, a vote for a specific plan should be decided by weighing a number of factors:

• the number and structure of other plans the company currently has in place

• the potential dilution percentage of the proposed plan, (in conjunction with other plans in place)

• the degree of power the board has to choose a plan among several options, (those proposals allowing the board to chose between five or more options should rarely be approved)

• who will administer the plan, (it should be administered by a committee of outside directors who are ineligible to receive benefits from the plan)

• the percentage of the company already owned by insiders

EMPLOYEE COMPENSATION (cont.)

Subject	Vote	Justification
Compensation caps or restraints	For (by situation)	Consideration should be given to withholding votes from, or voting against, directors who support excessive compensation or compensation arrangements that are not in the interest of shareholders.

Minimum share ownership to be a director	Against

Stock Options & Incentive Comp

• pricing at fair market value and expire with 5 years	For

• repricing options to a lower price	Against

• option plan dilution greater than 5%	Against

• restricted stock should vest over a specified time (greater than 1 year)	For

• interest free or low interest loans	Against

• reload options	Against

• options for directors	Against

MANAGEMENT ENTRENCHMENT

Subject	Vote	Justification
Increase in authorized shares of common stock	For	Vote for an increase in authorized shares of common stock if:
w/caveat
• management has already issued most of the authorized shares

• the increase is reasonable

• past history suggests a prudent issuance

• shares are needed for a stock split or dividend

• management presents a specific and acceptable reason for the increase.

Otherwise, vote no.

Targeted share placement	Against	Targeted share placements dilute ownership and voting rights, entrench current management, and are anti-takeover in nature.

Dual Class Stock	Against	The new class of stock may dilute our ownership, make the company less attractive as a takeover target, entrench incumbent directors or management, and discourage both merger proposals and proxy contests.

Authorize or increase a class of preferred stock	Against	Available academic evidence indicates that shareholder value is decreased when blank-check preferred stock is authorized.

Share repurchase	For	The share repurchase process increases our ownership percentage and raises the equilibrium price by decreasing the supply.

Appointment of auditors	For w/caveat	Vote for the recommended auditor unless the auditor has become complacent or has questionable independence.

SHAREHOLDER RIGHTS

Subject	Vote	Justification
Elimination of preemptive rights	For	These rights give current shareholders the right to maintain their current ownership percentage through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

Eliminate shareholders right to call a special meeting.	Against	These proposals limit shareholder rights, and are anti-takeover in nature.

Prohibit shareholder action outside meetings	Against	These proposals limit shareholders rights.

Voting confidentiality	For w/caveat	These proposals are often introduced by shareholders as a means of reducing management pressure on shareholders regarding their vote on proxy issues. We support the suspension of confidential voting during proxy contest since dissidents have access to the information and we do not wish to put management at an unfair disadvantage.

Cumulative voting	Against	Cumulative voting permits access to the board by special interest groups.

Company submission of poison pill and defense mechanisms for shareholder ratification	For	Management rarely submits its defense mechanisms to shareholders voluntarily so shareholders should vote for authority to ratify such plans when proposed by other shareholders.

ANTI-TAKEOVER

Subject	Vote	Justification
Anti-Greenmail provisions	For	The only one who reaps any benefit from greenmail is the greenmailer. Shareholders are always harmed.

Reincorporation	For w/caveat	Vote in favor of reincorporation proposals if there is a legitimate business reasons for the move. If a corporation is simply attempting to move in order to subject itself to more stringent anti-takeover laws, then vote against it.

Require more than simple majority vote to amend or repeal by-laws or remove directors	Against	These proposals limit shareholder rights.

Blank check preferred	Against	These proposals are for the authorization of shares for which voting rights are not established in advance. Instead, voting rights are established at the discretion of the board of directors when the shares are issued. This gives the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote. This proposal is a transfer of authority from shareholders to the board, and a possible entrenchment device.

Stockholder provision	Against	These proposals introduce the concept that the board may consider the interest of constituents other than shareholders in the evaluation of takeover offers. This concept is inconsistent with public ownership of corporations.

Poison pill plans	Against	Poison pill plans are the most effective anti-takeover weapon available to management. Shareholder value declines upon the adoption of a these plans.

Supermajority vote	Against	Requiring a high majority vote (i.e. 80%) for corporate charter and by-law amendments relating to term of office, election or removal of directors. Authority to convene meetings is an anti-takeover measure.

SOCIAL ISSUES
Most social issues are handled on a case-by-case basis. Unique social, environmental, and political issues are decided on the merits of the specific proposal. Therefore, it has not been Lehman Brothers Asset Management’s policy to recommend guidelines to cover such issues.
Revised: 9/1/04
Revised: 9/13/05 (Name Change)
Reviewed: 1/10/07

PROXY VOTING PROCEDURES
I. INTRODUCTION
          Los Angeles Capital Management (LACM) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).
II. STATEMENT OF POLICIES AND PROCEDURES
A.	Client’s Best Interest

LACM’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. We are able to accomplish this by employing Glass, Lewis & Co. to act as an independent voting agent on our behalf thereby minimizing any conflicts that could arise. Glass, Lewis & Co. provides objective proxy analysis, voting recommendations and manages the operational end of the process, ensuring compliance with all applicable laws and regulations.

B.	Case-by-Case Basis

Although we have established guidelines which were developed in conjunction with Glass, Lewis & Co., and we have a pre-determined voting policy, we retain the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.

C.	Conflicts of Interest

Any material conflicts that arise are resolved in the best interest of clients. We believe by employing Glass, Lewis & Co. to monitor and vote all proxies on our behalf, we are able to minimize the extent to which there may be a material conflict between LACM’s interests and those of our clients. Most votes are based on a predetermined policy while case by case votes are made by utilizing recommendations of Glass, Lewis & Co.

D.	Limitations
1. Limited Value. LACM reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.
2. Special Considerations. Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.
a.	Mutual Funds

(1)Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940.[4]

(2) Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund.

(3) Proxies of portfolio companies will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

b.	ERISA Accounts

(1) Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

(2) From time to time, LACM may engage in active monitoring and communications with the issuer with respect to ERISA accounts, particularly while maintaining a long-term or relatively illiquid investment in the issuer. This may be achieved through a variety of means, including exercising the legal rights of a shareholder.
E.	Client Direction

LACM recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. LACM will require that the contract provides for such direction including instructions as to how those votes will be managed in keeping with the client’s wishes particularly when it is different from the adviser’s policies and procedures.

F.	Basis for Formulation

LACM has developed procedures and proxy voting guidelines that outline the general principals and philosophy behind our proxy voting program. Specifically, LACM has contracted to have Glass, Lewis & Co. manage the proxy voting for all of the firm’s accounts. In addition, LACM has created and adopted a procedures statement and a guideline statement which it has instructed Glass, Lewis & Co. to implement.

LACM may also incorporate information gathered from other sources beyond Glass, Lewis & Co. These include:

1. Source of Information. The adviser may conduct research internally and/or use the resources of an independent research consultant.
2. Information. The adviser’s policies and procedures may be based on the following information: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies.
G.	Shareholder Activism

The firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.

H.	Availability of Policies and Procedures

LACM will provide all clients with a copy of the policies and procedures upon request, however, please note they may be updated periodically.

I.	Disclosure of Vote

Clients may request at any time a copy of our voting records for their account by simply making a formal request to LACM.

1. Clients LACM will make this information available to an advisory client upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business. For further information, please contact Carin Madden of LACM at 310-479-9878.

2. Third Parties LACM has a general policy of not disclosing to third parties how it (or its voting delegate) voted a client’s proxy.
III. RESPONSIBILITY AND OVERSIGHT
A.      Designated Individual or Committee LACM has a designated compliance officer who has the responsibility for administering and overseeing the proxy voting process. In addition there is a Proxy Committee who formally approves and reviews all proxy guidelines, procedures and voting records.
B.	Duties of the Compliance Officer and the Proxy Committee.

1. Develop, authorize, implement and update the policies and procedures;

2. Oversee the proxy voting process;

3. Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;

4. Engage and oversee the third-party vendor, Glass, Lewis & Co., to review, monitor, and/or vote proxies;

5. The committee will meet as necessary to fulfill its responsibilities.

IV. PROCEDURES
A.	Client Direction LACM’s responsibility for voting proxies are determined generally by the obligations set forth under each advisory contract.

1. ERISA Accounts Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. (DOL Bulletin 94-2)

2. Change in Client Direction. LACM, while accepting direction from clients on specific proxy issues for their own account, reserves the right to maintain its standard position on all other client accounts.

B.	Process of Voting Proxies

1. Obtain Proxy Registered owners of record, e.g. the trustee or custodian bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly Glass, Lewis & Co., the voting delegate.
a. Securities Lending. LACM may recall securities that are part of a securities lending program for materially important votes.
2. Match Each proxy received is matched to the securities to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time.
3. Categorize Each proxy is reviewed and categorized according to issues and the proposing parties.
4. Conflicts of Interest Each proxy is reviewed by the proxy administrator or committee member to assess the extent to which there may be a material conflict between the adviser’s interests and those of the client. Upon notifying the client of the conflict and unless the client issues a specific directive to LACM on how to vote, LACM will vote in accordance with a pre-determined policy based on the recommendations of Glass, Lewis & Co. If the client issues a directive that clearly creates a conflict of interest for LACM, the client will be given two options. One option will be to vote its own proxy on that issue and the other will be to turn the decision over to another independent third party to vote.
5. Vote Glass, Lewis & Co. then votes the proxy in accordance with the firm’s policies and procedures and returns the voted proxy to the issuer or its information agent.
6. Review Glass, Lewis & Co. has the responsibility to ensure that materials are received by LACM in a timely manner. In addition they monitor and reconcile on a regular basis the proxies received against holdings on the record date of client accounts over which we have voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists, are voted.

C.	Voting Delegate. LACM has engaged Glass, Lewis & Co. as a service provider to assist with administrative functions. Glass, Lewis &
Co. is charged with the following duties.

1 . Documentation. Glass, Lewis & Co. will document any decision to delegate its voting authority to a voting delegate.

2. Final Authority. Despite the relationship with Glass, Lewis & Co., LACM retains final authority and fiduciary responsibility for proxy voting.

3. Consistency. LACM has verified that Glass, Lewis & Co.’s procedures are consistent with LACM’s policies and procedures.

4. Reports. Glass, Lewis & Co. uses an online system where LACM has access to all proxy ballots and votes therefore we are able to generate any report as needed at any time.

D.	Recordkeeping

1. Section 204 Glass, Lewis & Co. maintains all records of proxies voted pursuant to Section 204-2 of the Advisers Act.

2. Contents
a. As required by Rule 204-2(c): (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (4) a copy of any document created by LACM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and LACM’s written response to any (written or oral) client request for such records.
b. For ERISA accounts, LACM is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether LACM is fulfilling its obligations. (DOL Bulletin 942) Retention may include:
(1) issuer name and meeting;
(2) issues voted on and record of the vote;
(3) number of shares eligible to be voted on the record date; and
(4) numbers of shares voted.
3. Duration Proxy voting books and records will be maintained at Glass, Lewis & Co., who will provide copies of those records promptly upon request, for a period of five years.

MacKay Shields LLC
Proxy Voting Policies and Procedures
1. Introduction
MacKay Shields LLC (“MacKay Shields” or the “Firm”), has adopted these “Proxy Voting Policy and Procedures” (the “Policy”) to ensure the Firm’s compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy applies to proxies relating to securities held by clients of MacKay Shields who have delegated the responsibility of voting proxies to the Firm. The Policy is designed to assist Firm employees in meeting their specific responsibilities in this area and to ensure that proxies are voted in the best interests of the Firm’s clients.
2. Statement of Policy
2.1 It is the policy of MacKay Shields that where the Firm has voting authority, all proxies are to be voted in the best interest of the client without regard to the interests of MacKay Shields or other related parties. Specifically, MacKay Shields shall not subordinate the interests of clients to unrelated objectives. MacKay Shields shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term — that is, the common interest that all MacKay Shields clients share in seeing the value of a common investment increase over time. It is further the policy of the Firm that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records as required by the Advisers Act, be made available to its clients.
2.2 When proxies with respect to securities held by clients of MacKay Shields have not been received by MacKay Shields or its proxy voting service provider, MacKay Shields will make reasonable efforts to obtain missing proxies. MacKay Shields is not responsible for voting proxies it or its proxy voting service provider does not receive.
2.3 MacKay Shields may choose not to vote proxies under the following circumstances:
•	If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;

•	If the cost of voting the proxy outweighs the possible benefit; or

•	If a jurisdiction imposes share blocking restrictions which prevent the Firm from trading shares.

3. Use of Third Party Proxy Voting Service Provider
In an effort to discharge its responsibility, MacKay Shields has examined third-party services that assist in the researching and voting of proxies and the development of voting guidelines. After such review, the Firm has selected Institutional Shareholder Services (“ISS”) to assist it in researching voting proposals, analyzing the financial implications of voting proposals and voting proxies. MacKay Shields utilizes the research and analytical services, operational implementation, administration, record-keeping and reporting services provided by ISS.
4. Proxy Voting Guidelines
4.1 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for non-union clients will be voted in accordance with the voting recommendations contained in the applicable ISS domestic or global proxy voting guidelines, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached as Exhibit A.
4.2 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for union or Taft-Hartley clients who so specify will be voted in accordance with the voting recommendations contained in the applicable ISS Taft-Hartley domestic or global proxy voting guidelines, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached as Exhibit B.
4.3 For purposes of the Policy, the guidelines described in Sections 4.2 and 4.3 are collectively referred to as the Standard Guidelines.
4.4 A client may choose to use proxy voting guidelines different from the Standard Guidelines (“Custom Guidelines”). Any Custom Guidelines must be furnished by the client to MacKay Shields in writing.
4.5 In the event the Standard Guidelines or any client’s Custom Guidelines do not address how a proxy should be voted or state that the vote is to be determined on a “case-by-case” basis, the proxy will be voted in accordance with ISS recommendations, subject to Section 6. In the event that ISS has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.
4.6 Notwithstanding the foregoing, MacKay Shields will vote a proxy with respect to a particular security held by a client in accordance with such client’s specific request even if it is in a manner inconsistent with the Standard Guidelines or the client’s Custom Guidelines, as the case may be. Any such specific requests must be furnished to MacKay Shields by the client in writing and must be received by MacKay on a timely basis for instructing ISS how to cast the vote.

4.7 In order to avoid possible conflicts of interest, MacKay Shields votes proxies based on the Standard Guidelines or a client’s Custom Guidelines, as the case may be. However, it is recognized that the Firm’s portfolio management team has the ultimate responsibility for proxy voting.
4.8 For clients using the Standard Guidelines, the Firm will instruct ISS to cast votes in accordance with the Standard Guidelines. For clients using Custom Guidelines, the Firm will provide ISS with a copy of such Custom Guidelines and will instruct ISS to cast votes in accordance with such Custom Guidelines. ISS will cast votes in accordance with the Standard Guidelines or Custom Guidelines, as the case may be, unless instructed otherwise by MacKay Shields as set forth in Sections 6 and 7. Upon receipt of a specific request from a client pursuant to Section 4.6, the Firm will instruct ISS to cast such client’s proxy in accordance with such request.
5. Client Account Set-up and Review
5.1 Initially, MacKay Shields must determine whether the client seeks to retain the responsibility of voting proxies, or seeks to delegate that responsibility to the Firm. The marketing or client service person responsible for setting up the account, in conjunction with MacKay’s Legal/Compliance Department, will have primary responsibility for making that determination. In its sole discretion, the Firm may decline to accept authority to vote a client’s proxies. Any such refusal shall be in writing and sent to the client via certified mail.
5.2 In most cases, the delegation of voting authority to MacKay Shields, and the Firm’s use of a third-party proxy voting service provider shall be memorialized in the client’s investment management agreement. The client may choose to have the Firm vote proxies in accordance with the Standard Guidelines or in accordance with the client’s Custom Guidelines.
5.3 MacKay Shields shall notify ISS of new client accounts using such form as ISS shall specify from time to time. Designated personnel within the Firm will be responsible for ensuring that each new client’s account for which the Firm has proxy voting authority is established on the appropriate systems.
6. Overriding Guidelines
A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or an ISS voting recommendation, or may propose an abstention from voting, if he/she believes that to do so, based on all facts and circumstances, is in the best interest of the Firm’s clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or an ISS voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Schedule C.

7. Referral of Voting Decision by ISS to MacKay Shields
7.1 In the event that the Standard Guidelines or a client’s Custom Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields, In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.
7.2 In the event that the Standard Guidelines or a client’s Custom Guidelines require a “case-by-case” determination on a particular proxy vote and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.
7.3 In the event that ISS determines that a conflict of interest exists as a result of which ISS is precluded from making a recommendation as to how a proxy should be voted on a specific proposal for an issuer, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.
8. Conflicts of Interest
8.1 The Firm’s portfolio managers may make proxy voting decisions in connection with (i) overriding the Standard Guidelines or an ISS voting recommendation pursuant to Section 6, or (ii) deciding on a vote pursuant to Section 7. In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest known to them that exists between the Firm and the client on whose behalf the proxy is to be voted (“Conflict”).
8.2 By way of example, Conflicts may exist in situations where the Firm is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where MacKay Shields or an affiliated person of the Firm also:
•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or

•	Manages money for an employee group.
Additional Conflicts may exist, among others, if an executive of the Firm or its control affiliates is a close relative of, or has a personal or business relationship with:

•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.
8.3 Whether a relationship creates a Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Firm with respect to voting, the value of the relationship to MacKay Shields or an affiliate can create a Conflict.
8.4 After a Proxy Vote Override/Decision Form is completed pursuant to Sections 6 or 7, such Form, which elicits information as to whether a potential Conflict exists, must be submitted to the Legal/Compliance Department for review. If the Firm’s General Counsel (“GC”) or Chief Compliance Officer (“CCO”) determines that there is no potential Conflict, the GC or CCO or their designate may instruct ISS to vote the proxy issue as set forth in the completed Form.
8.5 If the GC or CCO determines that there exists or may exist a Conflict, he or she will refer the issue to the Compliance Committee for consideration by convening (in person or via telephone) an emergency meeting of the Compliance Committee. For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a determination as to how to vote the proxy — i.e., whether to permit or deny the recommendation of the portfolio manager, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients.
8.6 In considering the proxy vote and potential Conflict, the Compliance Committee may review the following factors, including but not limited to:
•	The percentage of outstanding securities of the issuer held on behalf of clients by the Firm.

•	The nature of the relationship of the issuer with the Firm, its affiliates or its executive officers.

•	Whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision.

•	Whether the direction (for or against) of the proposed vote would appear to benefit the Firm or a related party.

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a Conflict.
MacKay Shields may not abstain from voting any such proxy for the purpose of avoiding Conflict.

9. Securities Lending
MacKay Shields will monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant portfolio manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.
10. Reporting
Upon request, MacKay Shields shall report annually (or more frequently if specifically requested) to its clients on proxy votes cast on their behalf. MacKay Shields will provide any client who makes a written or verbal request with a copy of a report disclosing how MacKay Shields voted securities held in that client’s portfolio. The report will generally contain the following information:
•	The name of the issuer of the security;

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number; .

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer of by a security holder;

•	Whether MacKay Shields cast its vote on the matter;

•	How MacKay Shields voted; and

•	Whether MacKay Shields voted for or against management.
11. Record-Keeping
Either MacKay Shields or ISS as indicated below will maintain the following records:
•	A copy of the Policy and MacKay’s Standard Guidelines;

•	A copy of each proxy statement received by MacKay Shields or forwarded to ISS by the client’s custodian regarding client securities;

•	A record of each vote cast by MacKay Shields on behalf of a client;

•	A copy of all documents created by MacKay Shields that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any Conflict, a copy of all guideline override requests and all supporting documents; and

•	A copy of each written request by a client for information on how MacKay Shields voted proxies on behalf of the client, as well as a copy of any written response by MacKay Shields to any request by a client for information on how MacKay Shields voted proxies on behalf of the client; records of oral requests for information or oral responses will not be kept.

Such records must be maintained for at least seven years.
12. Review of Voting and Guidelines
As part of its periodic reviews, MacKay Shields’ Legal/Compliance Department will conduct an annual review of the prior year’s proxy voting as well as the guidelines established for proxy voting. Documentation shall be maintained of this review and a report setting forth the results of the review will be presented annually to the Compliance Committee.
13. How to Request Information On How the Firm Voted Proxies
Clients may, at anytime, request and receive information from MacKay Shields as to how the Firm voted proxies for securities held in their account. Any such proxy information request should be in writing and mailed or faxed [(212)-754-9205] to MacKay Shields Client Services Department at:
MacKay Shields LLC
9 West 57th Street
New York, NY 10019
ATTN: Client Services
Attachments:
Exhibit A — Summary of Standard Guidelines for non-union clients
Exhibit B — Summary of Standard Guidelines for union clients (Taft-Hartley)
Schedule C — Proxy Vote Override/Decision Form
Effective January 2007

EXHIBIT A
ISS 2007 US Proxy Voting Guidelines Summary
2099 GAITHER ROAD
SUITE 501
ROCKVILLE, MD • 20850-4045
(301) 556-0500
FAX (301) 556-0486
WWW.ISSPROXY.COM
Copyright © 2006 by Institutional Shareholder Services.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher.
Requests for permission to make copies of any part of this work should be sent to:
Institutional Shareholder Services
Marketing Department
2099 Gaither Road
Rockville, MD 20850
ISS is a trademark used herein under license.

ISS 2007 Proxy Voting Guidelines Summary
Effective for Meetings Feb 1, 2007
Updated December 15, 2006
The following is a condensed version of the proxy voting recommendations contained in the ISS Proxy Voting Manual.

1. Operational Items	6
Adjourn Meeting	6
Amend Quorum Requirements	6
Amend Minor Bylaws	6
Auditor Indemnification and Limitation of Liability	6
Auditor Ratification	6
Change Company Name	7
Change Date, Time, or Location of Annual Meeting	7
Transact Other Business	7

2. Board of Directors:	8
Voting on Director Nominees in Uncontested Elections	8
2007 Classification of Directors	10
Age Limits	11
Board Size	11
Classification/Declassification of the Board	11
Cumulative Voting	11
Director and Officer Indemnification and Liability Protection	12
Establish/Amend Nominee Qualifications	12
Filling Vacancies/Removal of Directors	12
Independent Chair (Separate Chair/CEO)	13
Majority of Independent Directors/Establishment of Committees	13
Majority Vote Shareholder Proposals	13
Office of the Board	14
Open Access	14
Performance Test for Directors	14
Stock Ownership Requirements	15
Term Limits	15

3. Proxy Contests	16
Voting for Director Nominees in Contested Elections	16
Reimbursing Proxy Solicitation Expenses	16
Confidential Voting	16

4. Antitakeover Defenses and Voting Related Issues	17
Advance Notice Requirements for Shareholder Proposals/Nominations	17
Amend Bylaws without Shareholder Consent	17
Poison Pills	17
Shareholder Ability to Act by Written Consent	17
Shareholder Ability to Call Special Meetings	17
Supermajority Vote Requirements	17

5. Mergers and Corporate Restructurings	18
Overall Approach	18
Appraisal Rights	18
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

2

Asset Purchases	18
Asset Sales	19
Bundled Proposals	19
Conversion of Securities	19
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	19
Formation of Holding Company	19
Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)	20
Joint Ventures	20
Liquidations	20
Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition	20
Private Placements/Warrants/Convertible Debentures	20
Spinoffs	21
Value Maximization Proposals	21

6. State of Incorporation	22
Control Share Acquisition Provisions	22
Control Share Cash-out Provisions	22
Disgorgement Provisions	22
Fair Price Provisions	22
Freeze-out Provisions	22
Greenmail	22
Reincorporation Proposals	23
Stakeholder Provisions	23
State Antitakeover Statutes	23

7. Capital Structure	24
Adjustments to Par Value of Common Stock	24
Common Stock Authorization	24
Dual-Class Stock	24
Issue Stock for Use with Rights Plan	24
Preemptive Rights	24
Preferred Stock	24
Recapitalization	25
Reverse Stock Splits	25
Share Repurchase Programs	25
Stock Distributions: Splits and Dividends	25
Tracking Stock	25

8. Executive and Director Compensation	26
Equity Compensation Plans	26
Cost of Equity Plans	26
Repricing Provisions	26
Pay-for Performance Disconnect	26
Three-Year Burn Rate/Burn Rate Commitment	28
Poor Pay Practices	29
Specific Treatment of Certain Award Types in Equity Plan Evaluations:	30
Dividend Equivalent Rights	30
Liberal Share Recycling Provisions	30
Other Compensation Proposals and Policies	30
401(k) Employee Benefit Plans	30
Director Compensation	30
Director Retirement Plans	31
Employee Stock Ownership Plans (ESOPs)	31
Employee Stock Purchase Plans– Qualified Plans	31
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

3

Employee Stock Purchase Plans– Non-Qualified Plans	31
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related	32
Compensation Proposals)	32
Options Backdating	32
Option Exchange Programs/Repricing Options	32
Stock Plans in Lieu of Cash	33
Transfer Programs of Stock Options	33
Shareholder Proposals on Compensation	33
Advisory Vote on Executive Compensation (Say-on-Pay)	33
Compensation Consultants- Disclosure of Board or Company’s Utilization	33
Disclosure/Setting Levels or Types of Compensation for Executives and Directors	34
Option Repricing	34
Pay for Superior Performance	34
Pension Plan Income Accounting	34
Performance-Based Awards	35
Severance Agreements for Executives/Golden Parachutes	35
Supplemental Executive Retirement Plans (SERPs)	35

9. Corporate Responsibility	36
Consumer Issues and Public Safety	36
Animal Rights	36
Drug Pricing	36
Drug Reimportation	36
Genetically Modified Foods	36
Handguns	37
HIV/AIDS	37
Predatory Lending	37
Tobacco	38
Toxic Chemicals	38
Environment and Energy	38
Arctic National Wildlife Refuge	38
CERES Principles	39
Climate Change	39
Concentrated Area Feeding Operations (CAFOs)	39
Environmental-Economic Risk Report	39
Environmental Reports	39
Global Warming	40
Kyoto Protocol Compliance	40
Land Use	40
Nuclear Safety	40
Operations in Protected Areas	40
Recycling	40
Renewable Energy	41
Sustainability Report	41
General Corporate Issues	41
Charitable/Political Contributions	41
Disclosure of Lobbying Expenditures/Initiatives	42
Link Executive Compensation to Social Performance	42
Outsourcing/Offshoring	42
Labor Standards and Human Rights	42
China Principles	42
Country-specific Human Rights Reports	42
International Codes of Conduct/Vendor Standards	42
MacBride Principles	43
Military Business	43
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

4

Foreign Military Sales/Offsets	43
Landmines and Cluster Bombs	43
Nuclear Weapons	44
Operations in Nations Sponsoring Terrorism (e.g., Iran)	44
Spaced-Based Weaponization	44
Workplace Diversity	44
Board Diversity	44
Equal Employment Opportunity (EEO)	44
Glass Ceiling	45
Sexual Orientation	45

10. Mutual Fund Proxies	46
Election of Directors	46
Converting Closed-end Fund to Open-end Fund	46
Proxy Contests	46
Investment Advisory Agreements	46
Approving New Classes or Series of Shares	46
Preferred Stock Proposals	46
1940 Act Policies	46
Changing a Fundamental Restriction to a Nonfundamental Restriction	47
Change Fundamental Investment Objective to Nonfundamental	47
Name Change Proposals	47
Change in Fund’s Subclassification	47
Disposition of Assets/Termination/Liquidation	47
Changes to the Charter Document	47
Changing the Domicile of a Fund	48
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	48
Distribution Agreements	48
Master-Feeder Structure	48
Mergers	48
Shareholder Proposals for Mutual Funds	48
Establish Director Ownership Requirement	48
Reimburse Shareholder for Expenses Incurred	48
Terminate the Investment Advisor	48
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

5

1. Operational Items
Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:
•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.
WTHHOLD against members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position, or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
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Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
Change Company Name
Vote FOR proposals to change the corporate name.
Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves;

•	Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.
WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.
WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.
WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

•	A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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2007 Classification of Directors
Inside Director (I)
•	Employee of the company or one of its affiliates[1];

•	Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);

•	Listed as a Section 16 officer[2];

•	Current interim CEO;

•	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).
Affiliated Outside Director (AO)
•	Board attestation that an outside director is not independent;

•	Former CEO of the company;

•	Former CEO of an acquired company within the past five years;

•	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made;[3]

•	Former executive[2] of the company, an affiliate or an acquired firm within the past five years;

•	Executive[2] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years;

•	Executive, former executive, general or limited partner of a joint venture or partnership with the company;

•	Relative[4] of a current Section 16 officer of company or its affiliates;

•	Relative[4] of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role);

•	Relative[4] of former Section 16 officer, of company or its affiliate within the last five years;

•	Currently provides (or a relative[4] provides) professional services[5] to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;

•	Employed by (or a relative[4] is employed by) a significant customer or supplier[6];

•	Has (or a relative[4] has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement;[6]

•	Any material financial tie or other related party transactional relationship to the company;

•	Party to a voting agreement to vote in line with management on proposals being brought to shareholder vote;

•	Has (or a relative[4] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee; [7]

•	Founder[8] of the company but not currently an employee;

•	Is (or a relative[4] is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments[6] from the company or its affiliates[1].
Independent Outside Director (IO)
•	No material[9] connection to the company other than a board seat.

Footnotes:

[1]	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

[2]	“Executives” (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division or policy function).
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[3]	ISS will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.

[4]	“Relative” follows the SEC’s new definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[5]	Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[6]	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).

[7]	Interlocks include: (a) executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board) or (b) executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[8]	The operating involvement of the Founder with the company will be considered. Little to no operating involvement may cause ISS to deem the Founder as an independent outsider.

[9]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Age Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.
Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting.
Generally vote FOR proposals to restore or provide for cumulative voting unless the company meets all of the following criteria:
•	Majority vote standard in director elections, including a carve-out for plurality voting in contested situations;

•	Annually elected board;

•	Two-thirds of the board composed of independent directors;

•	Nominating committee composed solely of independent directors;
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•	Confidential voting; however, there may be a provision for suspending confidential voting during proxy contests;

•	Ability of shareholders to call special meetings or act by written consent with 90 days’ notice;

•	Absence of superior voting rights for one or more classes of stock;

•	Board does not have the right to change the size of the board beyond a stated range that has been approved by shareholders;

•	The company has not under-performed its both industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the CEO position within the last three years; and

•	No director received a WITHHOLD vote level of 35% or more of the votes cast in the previous election.
* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).
Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.
Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
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Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:
–	Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

–	Serves as liaison between the chairman and the independent directors,

–	Approves information sent to the board,

–	Approves meeting agendas for the board,

–	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

–	Has the authority to call meetings of the independent directors,

–	If requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company should not have underperformed both its industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance issues.
* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).
Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of independent outsider. (See Classification of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
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Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Office of the Board
Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communications between shareholders and non-management directors, unless the company has all of the following:
•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead/presiding director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
Open Access
Generally vote FOR reasonably crafted shareholder proposals providing shareholders with the ability to nominate director candidates to be included on management’s proxy card, provided the proposal substantially mirrors the SEC’s proposed two-trigger formulation (see the proposed “Security Holder Director Nominations” rule (http://www.sec.gov/rules/proposed/34-48626.htm) or ISS’ comment letter to the SEC dated 6/13/2003, available on ISS website under Governance Center- ISS Position Papers).
Performance Test for Directors
WITHHOLD from directors of Russell 3000 companies that underperformed relative to their industry peers. The criterion used to evaluate such underperformance is a combination of four performance measures:
One measurement will be a market-based performance metric and three measurements will be tied to the company’s operational performance. The market performance metric in the methodology is five-year Total Shareholder Return (TSR) on a relative basis within each four-digit GICS group. The three operational performance metrics are sales growth, EBITDA growth, and pre-tax operating Return on Invested Capital (ROIC) on a relative basis within each four-digit GICS group. All four metrics will be time-weighted as follows: 40 percent on the trailing 12 month period and 60 percent on the 48 month period prior to the trailing 12 months. This methodology emphasizes the company’s historical performance over a five-year period yet also accounts for near-term changes in a company’s performance.
The table below summarizes the new framework:

Metrics	Basis of Evaluation	Weighting	2nd Weighting
Operational Performance			50%
5-year Average pre-tax operating ROIC	Management efficiency in deploying assets	33.3%
5-year Sales Growth	Top-Line	33.3%
5-year EBITDA Growth	Core-earnings	33.3%
Sub Total		100%
Stock Performance			50%
5-year TSR	Market
Total			100%
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Adopt a two-phased approach. In 2007 (Year 1), the worst performers (bottom five percent) within each of the 24 GICS groups will automatically receive cautionary language, except for companies that have already received cautionary language or withhold votes in 2006 under the current policy. The latter may be subject to withhold votes in 2007. For 2008 (Year 2), WITHHOLD votes from director nominees if a company continues to be in the bottom five percent within its GICS group for that respective year and/or shows no improvement in its most recent trailing 12 months operating and market performance relative to its peers in its GICS group. This policy would be applied on a rolling basis going forward.
Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.
Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.
Term Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, supporting those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.
Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.
Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:
•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.
Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure;

•	Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)
Vote CASE-BY-CASE on going private transactions, taking into account the following:
•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.
Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:
•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Cash-out value;

•	Whether the interests of continuing and cashed-out shareholders are balanced; and

•	The market reaction to public announcement of transaction.
Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives;

•	Noncompletion risk.
Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:
•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under “Mergers and Corporate Restructurings: Overall Approach.”
Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements, taking into consideration:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
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Spinoffs
Vote CASE-BY-CASE on spin-offs, considering:
•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.
Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:
•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.
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6. State of Incorporation
Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.
Control Share Cash-out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Vote FOR proposals to opt out of control share cash-out statutes.
Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.
Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
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Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:
•	The reasons for reincorporating;

•	A comparison of the governance provisions;

•	Comparative economic benefits; and

•	A comparison of the jurisdictional laws.
Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.
Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
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7. Capital Structure
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:
•	Rationale;

•	Good performance with respect to peers and index on a five-year total shareholder return basis;

•	Absence of non-shareholder approved poison pill;

•	Reasonable equity compensation burn rate;

•	No non-shareholder approved pay plans; and

•	Absence of egregious equity compensation practices.
Dual-Class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.
Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).
Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.
Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
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Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
Recapitalization
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.
Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.
Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.
Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.
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8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.
Each of these factors is further described below:
Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.
The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.
Repricing Provisions
Vote AGAINST plans that expressly permit the repricing of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, WITHHOLD from members of the Compensation Committee who approved and/or implemented an option exchange program by repricing and buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Pay-for Performance Disconnect
Generally vote AGAINST plans in which:
•	there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance);

•	the main source of the pay increase (over half) is equity-based, and
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•	the CEO is a participant of the equity proposal.
Performance decreases are based on negative one- and three-year total shareholder returns. CEO pay increases are based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, value of non-equity incentive payouts, change in pension value and nonqualified deferred compensation earnings, and all other compensation) increasing over the previous year.
WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.
On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:
•	The compensation committee has reviewed all components of the CEO’s compensation, including the following:
–	Base salary, bonus, long-term incentives;

–	Accumulative realized and unrealized stock option and restricted stock gains;

–	Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;

–	Earnings and accumulated payment obligations under the company’s nonqualified deferred compensation program;

–	Actual projected payment obligations under the company’s supplemental executive retirement plan (SERPs).
•	A tally sheet with all the above components should be disclosed for the following termination scenarios:
–	Payment if termination occurs within 12 months: $ ;

–	Payment if “not for cause” termination occurs within 12 months: $ ;

–	Payment if “change of control” termination occurs within 12 months: $ .
•	The compensation committee is committed to providing additional information on the named executives’ annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.
The repetition of the compensation committee report does not meet ISS’ requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.
•	The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants
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to be made. The performance-based equity awards do not refer to non-qualified stock options1 or performance-accelerated grants.2 Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.
The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.
•	The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company’s financial measures.
Three-Year Burn Rate/Burn Rate Commitment
Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.
However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.
If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

[1]	Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company’s underlying performance.

[2]	Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).
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2007 Burn Rate Table

		Russell 3000			Non-Russell 3000
			Standard	Mean +		Standard	Mean +
GICS	Description	Mean	Deviation	STDEV	Mean	Deviation	STDEV
1010	Energy	1.37%	0.92%	2.29%	1.76%	2.01%	3.77%
1510	Materials	1.23%	0.62%	1.85%	2.21%	2.15%	4.36%
2010	Capital Goods	1.60%	0.98%	2.57%	2.34%	1.98%	4.32%
2020	Commercial Services & Supplies	2.39%	1.42%	3.81%	2.25%	1.93%	4.18%
2030	Transportation	1.30%	1.01%	2.31%	1.92%	1.95%	3.86%
2510	Automobiles & Components	1.93%	0.98%	2.90%	2.37%	2.32%	4.69%
2520	Consumer Durables & Apparel	1.97%	1.12%	3.09%	2.02%	1.68%	3.70%
2530	Hotels Restaurants & Leisure	2.22%	1.19%	3.41%	2.29%	1.88%	4.17%
2540	Media	1.78%	0.92%	2.70%	3.26%	2.36%	5.62%
2550	Retailing	1.95%	1.10%	3.05%	2.92%	2.21%	5.14%
3010, 3020, 3030	Food & Staples Retailing	1.66%	1.25%	2.91%	1.90%	2.00%	3.90%
3510	Health Care Equipment & Services	2.87%	1.32%	4.19%	3.51%	2.31%	5.81%
3520	Pharmaceuticals & Biotechnology	3.12%	1.38%	4.50%	3.96%	2.89%	6.85%
4010	Banks	1.31%	0.89%	2.20%	1.15%	1.10%	2.25%
4020	Diversified Financials	2.13%	1.64%	3.76%	4.84%	5.03%	9.87%
4030	Insurance	1.34%	0.88%	2.22%	1.60%	1.96%	3.56%
4040	Real Estate	1.21%	1.02%	2.23%	1.21%	1.02%	2.23%
4510	Software & Services	3.77%	2.05%	5.82%	5.33%	3.13%	8.46%
4520	Technology Hardware & Equipment	3.05%	1.65%	4.70%	3.58%	2.34%	5.92%
4530	Semiconductors & Semiconductor Equip.	3.76%	1.64%	5.40%	4.48%	2.46%	6.94%
5010	Telecommunication Services	1.71%	0.99%	2.70%	2.98%	2.94%	5.92%
5510	Utilities	0.84%	0.51%	1.35%	0.84%	0.51%	1.35%
For companies that grant both full value awards and stock options to their employees, ISS shall apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Annual Stock Price
Characteristics	Volatility	Premium
High annual volatility	53% and higher	1 full-value award will count as 1.5 option shares
Moderate annual volatility	25% — 52%	1 full-value award will count as 2.0 option shares
Low annual volatility	Less than 25%	1 full-value award will count as 4.0 option shares
Poor Pay Practices
Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withholding votes:
•	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);
•	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);
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•	Huge bonus payouts without justifiable performance linkage or proper disclosure;

•	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•	Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•	Excessive severance provisions (e.g., including excessive change in control payments);

•	Change in control payouts without loss of job or substantial diminution of job duties;

•	Internal pay disparity;

•	Options backdating (covered in a separate policy); and

•	Other excessive compensation, payouts or poor pay practices at the company.
Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.
Other Compensation Proposals and Policies
401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
–	A minimum vesting of three years for stock options or restricted stock; or

–	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
–	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
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–	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
Employee Stock Purchase Plans—Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.
Vote AGAINST qualified employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.
Employee Stock Purchase Plans—Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
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Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
Options Backdating
In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous
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drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.
Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Programs of Stock Options
One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair-value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Compensation Consultants- Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
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Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
Option Repricing
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Pay for Superior Performance
Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposals call for:
•	the annual incentive component of the plan should utilize financial performance criteria that can be benchmarked against peer group performance, and provide that no annual bonus be awarded based on financial performance criteria unless the company exceeds the median or mean performance of a disclosed group of peer companies on the selected financial criteria;

•	the long-term equity compensation component of the plan should utilize financial and/or stock price performance criteria that can be benchmarked against peer group performance, and any options, restricted shares, or other equity compensation used should be structured so that compensation is received only when company performance exceeds the median or mean performance of the peer group companies on the selected financial and stock price performance criteria; and

•	the plan disclosure should allow shareholders to monitor the correlation between pay and performance.
Consider the following factors in evaluating this proposal:
•	What aspects of the company’s annual and long -term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
Pension Plan income Accounting
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.
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Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance- based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step’to the test.
In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
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9. Corporate Responsibility
Consumer Issues and Public Safety
Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.
Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:
•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to or better than those of peer firms; and

•	There are no serious controversies surrounding the company’s treatment of animals.
Drug Pricing
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
.	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.
Drug Reimportation
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.
Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure;

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs;

•	Any voluntary labeling initiatives undertaken or considered by the company.
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Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds. Evaluate the following:
•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure;

•	The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.
Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.
Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.
Handguns
Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.
HIV/AIDS
Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it, taking into account:
•	The nature and size of the company’s operations in Sub-Saharan Africa and the number of local employees;

•	The company’s existing healthcare policies, including benefits and healthcare access for local workers;

•	Company donations to healthcare providers operating in the region.
Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
Predatory Lending
Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of its subprime business;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.
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Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
•	Whether the company complies with all local ordinances and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.
Advertising to youth:
•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;

•	Whether the company has gone as far as peers in restricting advertising;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.
Cease production of tobacco-related products or avoid selling products to tobacco companies:
•	The percentage of the company’s business affected;

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.
Spin-off tobacco-related businesses:
•	The percentage of the company’s business affected;

•	The feasibility of a spin-off;

•	Potential future liabilities related to the company’s tobacco business.
Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.

Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, considering:
•	Current regulations in the markets in which the company operates;

•	Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

•	The current level of disclosure on this topic.
Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.
Environment and Energy
Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
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•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company does not currently disclose an environmental risk report for their operations in the ANWR.
CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;

•	Environmentally conscious practices of peer companies, including endorsement of CERES;

•	Costs of membership and implementation.
Climate Change
In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:
•	The company already provides current, publicly-available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•	The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•	There are no significant fines, penalties, or litigation associated with the company’s environmental performance.
Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.
Environmental-Economic Risk Report
Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance considering:
•	The feasibility of financially quantifying environmental risk factors;

•	The company’s compliance with applicable legislation and/or regulations regarding environmental performance;

•	The costs associated with implementing improved standards;

•	The potential costs associated with remediation resulting from poor environmental performance; and

•	The current level of disclosure on environmental policies and initiatives.
Environmental Reports
Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.
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Global Warming
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business.
Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.
Kyoto Protocol Compliance
Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.
Land Use
Generally vote AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.
Nuclear Safety
Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:
•	The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;

•	The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or

•	The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.
Operations in Protected Areas
Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:
•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.
Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
•	The nature of the company’s business and the percentage affected;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal;

•	The costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.
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Renewable Energy
In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
Sustainability Report
Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
General Corporate Issues
Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	The company is in compliance with laws governing corporate political activities; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a policy on political contributions.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
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Disclosure of Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering any significant controversy or litigation surrounding a company’s public policy activities, the current level of disclosure on lobbying strategy, and the impact that the policy issue may have on the company’s business operations.
Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
•	The relevance of the issue to be linked to pay;

•	The degree that social performance is already included in the company’s pay structure and disclosed;

•	The degree that social performance is used by peer companies in setting pay;

•	Violations or complaints filed against the company relating to the particular social performance measure;

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee;

•	Current company pay levels.
Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:
•	Risks associated with certain international markets;

•	The utility of such a report to shareholders;

•	The existence of a publicly available code of corporate conduct that applies to international operations.
Labor Standards and Human Rights
China Principles
Vote AGAINST proposals to implement the China Principles unless:
•	There are serious controversies surrounding the company’s China operations; and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).
Country-specific Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:
•	The nature and amount of company business in that country;

•	The company’s workplace code of conduct;

•	Proprietary and confidential information involved;

•	Company compliance with U.S. regulations on investing in the country;

•	Level of peer company involvement in the country.
International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
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•	Agreements with foreign suppliers to meet certain workplace standards;

•	Whether company and vendor facilities are monitored and how;

•	Company participation in fair labor organizations;

•	Type of business;

•	Proportion of business conducted overseas;

•	Countries of operation with known human rights abuses;

•	Whether the company has been recently involved in significant labor and human rights controversies or violations;

•	Peer company standards and practices;

•	Union presence in company’s international factories.
Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
•	The company does not operate in countries with significant human rights violations;
•	The company has no recent human rights controversies or violations; or
•	The company already publicly discloses information on its vendor standards compliance.
MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
•	Company compliance with or violations of the Fair Employment Act of 1989;

•	Company antidiscrimination policies that already exceed the legal requirements;

•	The cost and feasibility of adopting all nine principles;

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);

•	The potential for charges of reverse discrimination;

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;

•	The level of the company’s investment in Northern Ireland;

•	The number of company employees in Northern Ireland;

•	The degree that industry peers have adopted the MacBride Principles;

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.
Military Business
Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
•	Whether the company has in the past manufactured landmine components;
•	Whether the company’s peers have renounced future production.
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
•	What weapons classifications the proponent views as cluster bombs;
•	Whether the company currently or in the past has manufactured cluster bombs or their components;
•	The percentage of revenue derived from cluster bomb manufacture;
•	Whether the company’s peers have renounced future production.
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Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Operations in Nations Sponsoring Terrorism (e.g., Iran)
Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in a terrorism-sponsoring state, taking into account current disclosure on:
•	The nature and purpose of the operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption;
•	Compliance with U.S. sanctions and laws.
Spaced-Based Weaponization
Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:
•	The information is already publicly available; or

•	The disclosures sought could compromise proprietary information.
Workplace Diversity
Board Diversity
Generally vote FOR reports on the company’s efforts to diversify the board, unless:
•	The board composition is reasonably inclusive in relation to companies of similar size and business; or
•	The board already reports on its nominating procedures and diversity initiatives.
Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.
Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
•	The degree of board diversity;

•	Comparison with peer companies;

•	Established process for improving board diversity;

•	Existence of independent nominating committee;

•	Use of outside search firm;

•	History of EEO violations.
Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:
•	The company has well-documented equal opportunity programs;
•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
•	The company has no recent EEO-related violations or litigation.
Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.
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Glass Ceiling
Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:
•	The composition of senior management and the board is fairly inclusive;

•	The company has well-documented programs addressing diversity initiatives and leadership development;

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•	The company has had no recent, significant EEO-related violations or litigation.
Sexual Orientation
Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.
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10. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:
•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.
Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).
Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
•	Stated specific financing purpose;
•	Possible dilution for common shares;
•	Whether the shares can be used for antitakeover purposes.
1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.
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Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	The fund’s target investments;
•	The reasons given by the fund for the change; and
•	The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:
•	Political/economic changes in the target market;
•	Consolidation in the target market; and
•	Current asset composition.
Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:
•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.
Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
•	Strategies employed to salvage the company;
•	The fund’s past performance;
•	The terms of the liquidation.
Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
•	The degree of change implied by the proposal;
•	The efficiencies that could result;
•	The state of incorporation;
•	Regulatory standards and implications.
Vote AGAINST any of the following changes:
•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
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•	Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:
•	Regulations of both states;
•	Required fundamental policies of both states;
•	The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;
•	The proposed distributor’s reputation and past performance;
•	The competitiveness of the fund in the industry;
•	The terms of the agreement.
Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:
•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
•	Performance of the fund’s Net Asset Value (NAV);
•	The fund’s history of shareholder relations;
•	The performance of other funds under the advisor’s management.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

48

ISS 2007 International Proxy Voting Guidelines
Summary
Effective for Meetings Feb. 1, 2007
Updated Dec. 15, 2006
The following is a concise summary of the ISS general policies for voting non-U.S. proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

Operational Items	4
Financial Results/Director and Auditor Reports	4
Appointment of Auditors and Auditor Fees	4
Appointment of Internal Statutory Auditors	4
Allocation of Income	4
Stock (Scrip) Dividend Alternative	4
Amendments to Articles of Association	4
Change in Company Fiscal Term	4
Lower Disclosure Threshold for Stock Ownership	4
Amend Quorum Requirements	5
Transact Other Business	5

Board of Directors	5
Director Elections	5
2007 International Classification of Directors	6
Director Compensation	7
Discharge of Board and Management	7
Director, Officer, and Auditor Indemnification and Liability Provisions	7
Board Structure	7

Capital Structure	7
Share Issuance Requests	7
Increases in Authorized Capital	8
Reduction of Capital	8
Capital Structures	8
Preferred Stock	8
Debt Issuance Requests	8
Pledging of Assets for Debt	9
Increase in Borrowing Powers	9
Share Repurchase Plans	9
Reissuance of Shares Repurchased	9
Capitalization of Reserves for Bonus Issues/Increase in Par Value	9

Other	9
Reorganizations/Restructurings	9
Mergers and Acquisitions	9
Mandatory Takeover Bid Waivers	10
Reincorporation Proposals	10
Expansion of Business Activities	10
Related-Party Transactions	10
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

2

Compensation Plans	10
Antitakeover Mechanisms	10
Shareholder Proposals	10
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

3

Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

4

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.
Please see the International Classification of Directors on the following page.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

5

2007 International Classification of Directors
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test2);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of current employee of the company or its affiliates;

•	Relative[1] of former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:
— 9 years (from the date of election) in the United Kingdom and Ireland;
— 12 years in European markets.
Independent NED
•	No material[3] connection, either direct or indirect, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	“Relative” follows the SEC’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[3]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

[4]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

6

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
•	There are serious questions about actions of the board or management for the year in question; or

•	Legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

7

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

8

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Vote FOR share repurchase plans, unless:
•	Clear evidence of past abuse of the authority is available; or

•	The plan contains no safeguards against selective buybacks.
Reissuance of Shares Repurchased
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

9

Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

10

EXHIBIT B
Introduction:
Taft-Hartley Advisory Services
Proxy Voting Guidelines
The Taft-Hartley Advisory Services Voting Policy is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.
Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.
The Taft-Hartley Advisory Services voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the “economic best interests” of plan participants and beneficiaries. Taft-Hartley Advisory Services will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a “worker-owner view of value.”
Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses — all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:
•	Corporate policies that affect job security and wage levels;

•	Corporate policies that affect local economic development and stability;

•	Corporate responsibility to employees and communities; and

•	Workplace safety and health issues.
All votes will be reviewed on a case-by-case basis, and no issues will be considered strictly routine. Each issue will be considered in the context of the company under review. In other words, proxy voting guidelines are just that — guidelines. When company-specific factors are taken into account, every proxy voting decision becomes a case-by-case decision. Keeping in mind the concept that no issue is considered “routine”, outlined in the following pages are general voting parameters for various
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

types of proxy voting issues (when there are no company-specific reasons for voting to the contrary).
I) Board of Directors Proposals
Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation.
Votes on entire board of directors take into account factors that include:
•	Company performance relative to its peers;

•	Lack of independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);

•	Board diversity;

•	Executive compensation-related (excessive salaries/bonuses/pensions, stock option repricing, misallocation of corporate funds, etc.);

•	Failure of board to respond to majority shareholder votes.
Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:
•	Poor attendance;

•	Independence of the key board committees (audit, compensation, and nominating);

•	Performance of the key board committees;

•	Failure to establish key board committees; and

•	Interlocking and excessive directorships.
Non-independent Chairman: a principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company’s CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500 and Russell 3000 have joint chairman and CEO positions. A recent McKinsey survey of board members at 500 U.S. companies found that nearly 70 percent of directors polled said a CEO should not run the board. As executive compensation is heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions is a critical step in curtailing excessive pay. Indeed, a number of academic studies have demonstrated that executive compensation is twenty to forty percent higher if the CEO is also the chairman of the board. We WITHHOLD votes from non-independent directors who serve as board chairmen, and vote FOR proposals calling for non-
introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

executive directors who are not former CEOs or senior-level executives to serve as chairman.
Independent Directors: Taft-Hartley Advisory Services believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company. We vote FOR proposals that request that the board comprise of a two-thirds majority of independent directors, and/or its audit, compensation, and nominating committees be comprised wholly of independent directors. We WITHHOLD votes from non-independent director nominees on boards that are not at least two-thirds (67 percent) independent.
Board Structure: Taft-Hartley Advisory Services supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.
Board and Committee Size: While there is no hard and fast rule among institutional investors as to what may be an optimal size board, Taft-Hartley Advisory Services believes there is an acceptable range which companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin. Given that the preponderance of boards in the U.S. range between five and fifteen directors, we believe this is a useful benchmark for evaluating such proposals. We vote AGAINST any proposal seeking to amend the company’s board size to fewer than five seats or more than fifteen seats. On a CASE-BY-CASE basis, we consider WITHHOLDS or other action at companies that have fewer than five directors and more than 15 directors on their board.
Proposals on Board Inclusiveness: Taft-Hartley Advisory Services votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

Cumulative Voting: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by “cumulating” their votes for one nominee, thereby creating a measure of independence from management control. Taft-Hartley Advisory Services votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.
Poison Pills: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company’s particular set of circumstances, Taft-Hartley Advisory Services generally votes FOR proposals to submit a company’s poison pill to shareholder vote and/or eliminate or redeem poison pills. We WITHHOLD votes from boards where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision.
II) Capital Structure
Increase Authorized Common Stock: corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.
Dual Class Structures: Taft-Hartley Advisory Services does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.
III) Ratifying Auditors
Ratifying auditors is no longer a routine procedure. Accounting scandals at companies such as Enron and WorldCom underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. A study by Richard Frankel,
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

Marilyn Johnson, and Karen Nelson found that the ratio of non-audit fees to total fees paid is negatively associated with stock market returns on the filing date, indicating that investors associate non-audit fees “with lower quality audits and, by implication, lower quality earnings.” This study also found that companies that pay high non-audit fees are more likely to engage in earnings management.
Auditors are the backbone upon which a company’s financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote. Failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.
We vote AGAINST ratification of a company’s auditor if it receives more than one-quarter of its total fees for consulting and WITHHOLD votes from Audit Committee members when auditor ratification is not included on the proxy ballot and/or when consulting fees exceed audit fees. We support shareholder proposals to ensure auditor independence and effect mandatory auditor ratification.
IV) Mergers, Acquisitions, and Transactions
Taft-Hartley Advisory Services votes for corporate transactions that take the high road to competitiveness and company growth. Taft-Hartley Advisory Services believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.
Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account the following factors:
•	Impact on shareholder value;

•	Changes in corporate governance and their impact on shareholder rights;

•	Fairness opinion (or lack thereof);

•	Offer price (cost vs. premium);

•	Form and mix of payment (i.e. stock, cash, debt, etc.);

•	Change-in-control payments to executive officers;

•	Perspective of ownership (target vs. acquirer) in the deal;

•	Fundamental value drivers behind the deal;

•	Anticipated financial and operating benefits realizable through combined synergies;
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

•	Financial viability of the combined companies as a single entity;

•	What are the potential legal or environmental liability risks associated with the target firm?;

•	Impact on community stakeholders and employees in both workforces;

•	How will the merger adversely affect employee benefits like pensions and health care?
Reincorporation: Taft-Hartley Advisory Services reviews proposals to change a company’s state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.
V) Executive Compensation
Stock Option Plans: Taft-Hartley Advisory Services supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company— and shareholders— prosper together.
Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders’ share value and voting power. In general, Taft-Hartley Advisory Services supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, stock option expensing, annual burn rate, executive concentration ratios, pay-for-performance and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.
Taft-Hartley Advisory Services votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.
Stock Option Expensing: A recent long-term study of stock option awards found that there was no correlation whatsoever between executive stock ownership and company
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

performance. Given stock option’s accounting treatment of not being charged as an expense against earnings, options have provided the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives an incentive to inflate their company’s earnings or make irresponsibly optimistic forecasts in order to cash in on options in hand. Taft-Hartley Advisory Services supports shareholder resolutions calling for stock option grants to be treated as an expense and opposes the use of stock options if the stock options are not fully expensed.
Proposals to Limit Executive and Director Pay: Taft-Hartley Advisory Services votes FOR shareholder proposals that seek additional disclosure of executive and director pay information (current SEC requirements only call for the disclosure of the top five most highly compensated executives and only if they earn more than $100,000 in salary and benefits). We vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.
Golden Parachutes: golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Taft-Hartley Advisory Services votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.
Employee Stock Ownership Plans (ESOPs): Taft-Hartley Advisory Services generally votes FOR ESOPs which allow a company’s employees to acquire stock in the company at a slight discount. Such plans help link employees’ self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.
VI) Social and Environmental Issues
Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Taft-Hartley Advisory Services provides specific narrative explanations for votes on these types of shareholder proposals. Taft-Hartley Advisory Services evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Taft-Hartley Advisory Services’ clients select investment strategies and criteria for their portfolios. Taft-Hartley Advisory Services views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Taft-Hartley Advisory Services votes consistent with the
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

economic best interests of the participants and beneficiaries to create “high road” shareholder and economic value.
In most cases, Taft-Hartley Advisory Services supports proposals that request management to report to shareholders information and practices that would help in evaluating the company’s operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Taft-Hartley Advisory Services supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company’s legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.
CERES Principles: the CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well-being.
Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Taft-Hartley Advisory Services supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Taft-Hartley Advisory Services votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.
Corporate Conduct, Human Rights, and Labor Codes: Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.
Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Taft-Hartley Advisory Services supports the principles and codes
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Taft-Hartley Advisory Services votes FOR proposals to implement and report on ILO codes of conduct.
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

SCHEDULE C
Proxy Vote Override/Decision Form

Portfolio Manager Requesting Override/Making Decision:

Portfolio Management Product Area (check one):		❑ Growth
❑ Value	❑ International Equity	❑ Convertible
❑ Fixed (High Yield)	❑ Fixed (High Grade)
Security Issuer:
Security’s exchange ticker symbol:
Cusip #:
# of Shares held:
Percentage of outstanding shares held:

Type of accounts holding security:	Mutual Funds (name each fund): Separate Accounts (specify number): Other (describe):

Applicable Guidelines (check one):	❑ MacKay Standard (A or B) ❑ Other (specify):
Shareholder Meeting Date:
Response Deadline:
Brief Description of the Matter to be Voted On:

Proposal Type (check one):
❑ Management Proposal
❑ Shareholder Proposal (identify proponent:                                                                                                                                 )
Recommended vote by issuer’s management (check one):            ❑ For            ❑ Against

Recommended vote by ISS (check one):	❑ For ❑ Against ❑ Abstain ❑ No Recommendation

Portfolio manager recommended vote (check one):	❑ For ❑ Against ❑ Abstain
Describe in detail why you believe this override/decision is in the client’s best interest (attach supporting documentation):

Are you aware of any relationship between the issuer, or its officers or directors, and MacKay Shields or any of its affiliates?
           ❑ No            ❑ Yes (describe below)

Are you aware of any relationship between the issuer, including its officers or directors, and any executive officers of MacKay Shields or any of its affiliates?
           ❑ No            ❑ Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and MacKay Shields or any of its affiliates?
           ❑ No            ❑ Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and any executive officers of MacKay Shields or any of its affiliates?
           ❑ No            ❑ Yes (describe below)

Has anyone (outside of your portfolio management area) contacted you in an attempt to influence your decision to vote this proxy matter?
           ❑ No           ❑ Yes
If yes, please describe below who contacted you and on whose behalf, the manner in which you were contacted (such as by phone, by mail, as part of group, individually etc.), the subject matter of the communication and any other relevant information, and attach copies of any written communications.

Are you aware of any facts related to this proxy vote that may present a potential conflict of interest with the interests of the client(s) on whose behalf the proxies are to be voted?
          ❑ No           ❑ Yes (describe below)

Certification:
The undersigned hereby certifies that to the best of his or her knowledge, the above statements are complete and accurate, and that such override/decision is in the client(s)’ best interests without regard to the interests of MacKay Shields or any related parties.

Date:

Name:

Title:

Product Head Concurrence with Override Request/Decision:

Date:

Name:

Title:

Legal/Compliance Action:
          ❑ Override/decision approved
          ❑ Referred to Compliance Committee for Further Consideration

Date:

Name:

Title:

MAZAMA CAPITAL MANAGEMENT, INC.
PROXY VOTING POLICY
Policy
Mazama Capital Management, Inc. (“Mazama”), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.
Guiding Principles

Proxy voting procedures must adhere to the following broad principles:
1.	Voting rights have economic value and must be treated accordingly. This means the fiduciary (Mazama) has a duty to vote proxies in those cases where fiduciary responsibility has been delegated to Mazama.

2.	Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions.

3.	Fiduciaries should keep records of proxy voting.

Proxy Administration

The Compliance Department has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures. The Director of Research is responsible for determining our firm’s positions on all major corporate issues, creates guidelines and oversees the voting process.

Mazama takes an active role in voting proxies on behalf of all accounts for which the firm has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy.

Mazama has retained Institutional Shareholder Services (“ISS”), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. ISS provides administrative assistance to the proxy voting process by electronically executing the votes while allowing Mazama to retain voting authority.

Voting Policies

All proxy materials received on behalf of clients are forwarded to Institutional Shareholder Services (ISS).
1.	Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines.

2.	Proxy ballots for securities no longer held in client accounts will not be voted.
Mazama generally votes in favor of routine issues. Such issues may include but are not limited to:
1.	Elect directors

2.	Appoint auditors

3.	Eliminate preemptive rights

4.	Increase authorized shares issued
With regard to non-routine issues, Mazama considers many things including, but not limited to:
1.	Management’s recommendation;

2.	The recommendation of ISS; and

3.	Mazama’s assessment as to what is best for shareholders

With regard to issues which are often included in proxies, Mazama believes as follows:
Executive Compensation

Mazama’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by case basis, Mazama generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We generally oppose plans that give a company the ability to re-price options.

Anti-takeover and Corporate Governance Issues

Mazama generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Mazama strongly favors having only independent board members in all sub-committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of the sub-committees. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues

Mazama generally votes with a company’s management on social issues unless they have substantial economic implications for the company’s business and operations and have not been adequately addressed by management.
Procedure
Mazama has adopted procedures to implement the firm’s policy and reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:
Voting Procedures
1.	All employees will forward any proxy materials received on behalf of clients to the Director of Research;

2.	The Director of Research will determine which client accounts hold the security to which the proxy relates;

3.	Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.
Disclosure
1.	Mazama will provide conspicuously displayed information in its ADV Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Mazama voted a client’s proxies, and that clients may request a copy of these policies and procedures.

2.	The Compliance Officer (“CO”) will also send a copy of this summary to all existing clients who have previously received Mazama’s ADV Part II; or the CO may send each client the amended ADV Part II. Either mailing shall highlight the inclusion of information regarding proxy voting.
Client Requests for Information
1.	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CO.

2.	In response to any request the Compliance will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Mazama voted the client’s proxy with respect to each proposal about which client inquired.
Conflicts of Interest
1.	Mazama will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Mazama with the issuer of each security to determine if Mazama or any of its employees has any financial, business or personal relationship with the issuer.

2.	If a material conflict of interest exists, Director of Research will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

3.	Mazama will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping
The CO shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

These policies and procedures and any amendments;
1.	A record of each vote that Mazama casts;

2.	Any document Mazama created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

3.	A copy of each written request from a client for information on how Mazama voted such client’s proxies, and a copy of any written response.

THE BANK OF NEW YORK MELLON CORPORATION
PROXY VOTING POLICY
(Approved: October 12, 2007)
1.	Scope of Policy — This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of BNY Mellon (BNY Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).

2.	Fiduciary Duty — We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser’s duty of loyalty precludes the adviser from subrogating its clients’ interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.	Long-Term Perspective — We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.	Limited Role of Shareholders — We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.	Anti-takeover Proposals — We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6.	“Social” Issues — On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.	Proxy Voting Process — Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account’s beneficial owners.

8.	Material Conflicts of Interest — We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

9.	Securities Lending — We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10.	Recordkeeping — We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11.	Disclosure — We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

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POLICY APPROVED MARCH 15, 2007
MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES
I. POLICY STATEMENT
Introduction — Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.
Proxy Research Services — Institutional Shareholder Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy

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voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.
Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.
II. GENERAL PROXY VOTING GUIDELINES
To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.
We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.
A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:
•	Approval of financial statements and auditor reports.

•	General updating/corrective amendments to the charter.

•	Most proposals related to the conduct of the annual meeting, with the following exceptions. We may oppose proposals that relate to “the transaction of such other

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business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported. Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.
B. Board of Directors
1.	Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:
a.	We withhold or vote against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards, generally as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with dispersed ownership, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Non-independent directors under NYSE standards include an employee or an individual with an immediate family member who is an executive (or in either case was in such position within the previous three years). A director’s consulting arrangements with the company, or material business relationships between the director’s employer and the company, also impair independence. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards.

b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committees.

c.	We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders. This includes consideration for withholding support or voting against individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.

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d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. In the context of the U.S. market, these would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board.

e.	We generally withhold support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

f.	We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.
2.	Board independence: We generally support proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3.	Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

4.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis.

6.	Cumulative voting: We generally support proposals to eliminate cumulative voting (which provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

7.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation

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of the roles as a market standard practice, and support division of the roles in that context.
8.	Director retirement age: Proposals recommending set director retirement ages are voted on a case-by-case basis.

9.	Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.
C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.
D. Changes in legal and capital structure. We generally vote in favor of management proposals for technical and administrative changes to a company’s charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.
1.	We generally support the following:
•	Proposals that eliminate other classes of stock and/or eliminate unequal voting rights.

•	Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

•	Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

•	Proposals to authorize share repurchase plans.

•	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

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•	Proposals to effect stock splits.

•	Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Proposals for higher dividend payouts.
2.	We generally oppose the following (notwithstanding management support):
•	Proposals that add classes of stock that would substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

•	Proposals to create “blank check” preferred stock.

•	Proposals relating to changes in capitalization by 100% or more.
E. Takeover Defenses and Shareholder Rights
1.	Shareholder rights plans: We support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

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F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). Proposals requiring auditors to attend the annual meeting of shareholders will be supported. We generally vote against proposals to indemnify auditors.
G. Executive and Director Remuneration.
1.	We generally support the following proposals:
•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
2.	Blanket proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its current and past practices.

4.	Proposals to U.S. companies that request disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (“SEC”) regulations generally will not be supported.

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5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

6.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.
H. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.
I. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.
III. ADMINISTRATION OF POLICY
The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the “Corporate Governance Team”). The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.
The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

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The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.
A. Committee Procedures
The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).
The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.
Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.
B. Material Conflicts of Interest
In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).
The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special

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Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.
C. Identification of Material Conflicts of Interest
A potential material conflict of interest could exist in the following situations, among others:
1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).
If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:
1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.
D. Proxy Voting Reporting
The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the

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Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.
The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.
MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.
MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.
APPENDIX A
The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).
Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

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1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and
2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

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NEUBERGER BERMAN, LLC
NEUBERGER BERMAN MANAGEMENT INC.
PROXY VOTING POLICIES AND PROCEDURES
Non-Socially Responsive Clients
I. Introduction and General Principles
A. Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, “NB”) have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.
B. NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
C. NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.
D. In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.
E. In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB’s policies and procedures.
F. There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given a proxy proposal is prudent and solely in the interests of the clients and, in the case of an ERISA client, the plan’s participants and beneficiaries. NB’s decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

II. Responsibility and Oversight
A. NB has designated a Proxy Committee with the responsibilty for administering and overseeing the proxy voting process, including:
(1) developing, authorizing, implementing and updating NB’s policies and procedures;
(2) overseeing the proxy voting process; and
(3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.
B. Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.
C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.
D. In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.
III. Proxy Voting Guidelines
A. NB has determined that, except as set forth below, proxies will be voted in accordance with the recommendations contained in the applicable Glass, Lewis & Co. Proxy Paper Voting Guidelines, as in effect from time to time. A summary of the current applicable Glass Lewis guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.
B. Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with Glass Lewis recommendations. In the event that Glass Lewis refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph C.
C. There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional (“NB Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with Glass Lewis guidelines. In such event, the procedures set forth in Section V, Paragraph B will be followed.
IV. Proxy Voting Procedures

A. NB will vote client proxies in accordance with a client’s specific request even if it is in a manner inconsistent with NB’s policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.
B. At the recommendation of the Proxy Committee, NB has engaged Glass Lewis as its voting delegate to:
(1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;
(2) vote and submit proxies in a timely manner;
(3) handle other administrative functions of proxy voting;
(4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
(5) maintain records of votes cast; and
(6) provide recommendations with respect to proxy voting matters in general.
C. Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to Glass Lewis.
D. Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.
V. Conflicts of Interest
A. Glass Lewis will vote proxies in accordance with the proxy voting guidelines described in Section III or as Glass Lewis recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.
B. In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with Glass Lewis recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy.
The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.
In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to the client or clients.
In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.
C. In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and Glass Lewis refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.
In the event that the Proxy Committee determines that such vote will not present material conflict between NB and the client, an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to such client or clients.
In the event that the Proxy Committee determines that such vote will present a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.
D. Material conflicts cannot be resolved by simply abstaining from voting.
VI. Recordkeeping
NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1) a copy of these policies and procedures, which shall be made available to clients upon request
(2) proxy statements received regarding client securities (which will be satisfied bt relying on EDGAR or Glass Lewis);
(3) a record of each vote cast (which Glass Lewis maintains on NB’s behalf);
(4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;
(5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
(6) each written client request for proxy voting records and NB’s written response to any client request (written or oral) for such records.
Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.
VII. Disclosure
Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client’s proxy.
Effective February 2007

Proxy Committee as of February 2007

Jack Rivkin	Chief Investment Officer
Judith Vale	Portfolio Manager
Maxine Gerson	Legal and Compliance
Vincent Pecoraro	Portfolio Administration

PIMCO
Proxy Voting Policy And Procedures1
     The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.3 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4
     PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5

[1]	Revised as of May 7, 2007.

[2]	These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

[3]	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

[4]	Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

[5]	For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

     Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.
General Statements of Policy
     These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.
     PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.
Conflicts of Interest
     PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:
1.	convening an ad-hoc committee to assess and resolve the conflict;[6]

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.
PIMCO will document the process of resolving any identified material conflict of interest.

[6]	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

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Reporting Requirements and the Availability of Proxy Voting Records
     Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.
PIMCO Record Keeping
     PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.
     Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.
Review and Oversight
     PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.
     Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

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     1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).
     2. Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.
     3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.
     4. Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.
     5. Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.
     6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.
Categories of Proxy Voting Issues
     In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore

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in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.
     Board of Directors
     1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.
     2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.
     3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.
     4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.
     5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.
     6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

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     Proxy Contests and Proxy Contest Defenses
     1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.
     2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
     3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
     4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.
     5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.
     6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.
     Tender Offer Defenses
     1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.
     2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

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     3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.
     Capital Structure
     1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.
     2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
     3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.
     4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.
     Executive and Director Compensation
     1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.
     2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

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     3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.
     State of Incorporation
     State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.
     Mergers and Restructurings
     1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.
     2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.
     Investment Company Proxies
For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.
For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

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     1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.
     2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.
     3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.
     4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.
     5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.
     6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.
     7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.
     8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.
     9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the

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fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.
     10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.
     11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.
     12. Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.
     Distressed and Defaulted Securities
     1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.
     2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.
     Miscellaneous Provisions
     1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.
     2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

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     3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.
     4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.
* * * * *

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Principal Global Investors, LLC (“PGI”)*
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
PGI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where PGI has the authority to vote proxies, PGI complies with its legal, fiduciary, and contractual obligations.
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect PGI’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
Public Equity Investments
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors PGI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each PGI equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PGI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Senior management of PGI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.
Implementation by Portfolio Management Teams
General Overview
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PGI senior management) and any specific shareholder vote (subject to the approval process described in this policy).
Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PGI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.
PGI’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PGI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.
PGI may hire other service providers to replace or supplement ISS with respect to any of the services PGI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.
Conflicts of Interest
Pursuant to this Policy, PGI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PGI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PGI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PGI management into potential conflicts of interest., PGI senior management will not approve decisions that are based on the influence of such conflicts.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.
External Managers
Where PGI places client assets with managers outside of PGI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. PGI may, however, retain such responsibilities where it deems appropriate.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PGI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PGI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

Principal Real Estate Investors, LLC
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
PREI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where PREI has the authority to vote proxies, PREI complies with its legal, fiduciary, and contractual obligations.
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect PREI’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
Public Equity Investments
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors PREI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each PREI equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PREI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Senior management of PREI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.
Implementation by Portfolio Management Teams
General Overview
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PREI senior management) and any specific shareholder vote (subject to the approval process described in this policy).
Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PREI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.
PREI’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PREI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.
PREI may hire other service providers to replace or supplement ISS with respect to any of the services PREI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.
Conflicts of Interest
Pursuant to this Policy, PREI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PREI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PREI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PREI management into potential conflicts of interest., PREI senior management will not approve decisions that are based on the influence of such conflicts.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.
External Managers
Where PREI places client assets with managers outside of PREI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. PREI may, however, retain such responsibilities where it deems appropriate.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PREI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PREI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

Pyramis Global Advisors LLC Proxy Voting Guidelines
March 2007
I. General Principles
A.	Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies’ relationship, business or otherwise, with that portfolio company.

B.	The FMR Investment & Advisor Compliance Department votes proxies on behalf of the clients of Pyramis. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis, Fidelity and their customers.

C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the guidelines.

E.	Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Pyramis analyst or portfolio manager, as applicable, subject to review by an attorney within the General Counsel’s office and a member of senior management within FMR’s Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

F.	Pyramis will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal’s likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G.	Many clients invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of these guidelines, but Pyramis may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

H.	In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I.	Where a management-sponsored proposal is inconsistent with the guidelines, Pyramis may receive a company’s commitment to modify the proposal or its practice to conform to the guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.
II. Definitions (as used in this document)
A.	Anti-Takeover Provision — includes fair price amendments; classified boards; “blank check” preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

B.	Golden parachute — accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination.

C.	Tin Parachute — accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

D.	Greenmail — payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

E.	Sunset Provision — a condition in a charter or plan that specifies an expiration date.

F.	Permitted Bid Feature — a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

G.	Poison Pill — a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer’s ownership and value in the event of a take-over.

H.	Large Capitalization Company — a company included in the Russell 1000 stock index.

I.	Small Capitalization Company — a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

J.	Micro-Capitalization Company — a company with market capitalization under US $300 million.
III. Directors
A.	Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:
1.	An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:
a.	The Poison Pill includes a Sunset Provision of less than 5 years;

b.	The Poison Pill includes a Permitted Bid Feature;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders, and

d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.
Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.
2.	The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

3.	Within the last year and without shareholder approval, a company’s board of directors or compensation committee has repriced outstanding options.

4.	The company failed to act in the best interests of shareholders when approving executive compensation, taking into accounts such factors as: (i) whether the company used an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating.

5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

6.	The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.
B.	Indemnification
Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.
C.	Independent Chairperson
Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D.	Majority Director Elections
Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.
IV. Compensation
A.	Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:
1.	(a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the level of dilution in the plan or the amendments is acceptable.

2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan’s terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

3.	The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4.	Awards to non-employee directors are subject to management discretion.

5.	In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

Pyramis will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1.	The shares are granted by a compensation committee composed entirely of independent directors; and

2.	The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.
B.	Equity Exchanges and Repricing
Pyramis will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the equity proposed to be exchanged or repriced exceeded Pyramis’ dilution thresholds when initially granted;

3.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4.	The company’s relative performance compared to other companies within the relevant industry or industries;

5.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.
C.	Employee Stock Purchase Plans
Pyramis will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock’s fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices” in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.
D.	Employee Stock Ownership Plans (ESOPs)
Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.
E.	Executive Compensation
Pyramis will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

F. Bonus Plans and Tax Deductibility Proposals
Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.
V. Anti-Takeover Provisions
Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:
A. The Poison Pill includes the following features:
1.	A sunset provision of no greater than 5 years;

2.	Linked to a business strategy that is expected to result in greater value for the shareholders;

3.	Requires shareholder approval to be reinstated upon expiration or if amended;

4.	Contains a Permitted Bid Feature; and

5.	Allows Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.
B. An Anti-Greenmail proposal that does not include other Anti- Takeover Provisions; or
C. It is a fair price amendment that considers a two-year price history or less.
Pyramis will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer’s Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure / Incorporation
A.	Increases in Common Stock

Pyramis will generally vote against a provision to increase a Company’s common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote against shareholder proposals calling for, or recommending that, a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, Pyramis will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.
VII. Auditors
A.	Pyramis will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company’s auditor. Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company’s board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company’s auditor.

B.	Pyramis will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company’s auditor. Pyramis will also generally vote against shareholder proposals calling for or recommending removal of a company’s auditor due to, among other reasons, the performance of non-audit work by the auditor. Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company’s board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.
VIII. Shares of Investment Companies
A.	If applicable, when a Fidelity Fund invests in an underlying Fidelity fund, shares will be voted in the same proportion as all other shareholders of such underlying fund or class (“echo voting”).

B.	Certain client may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by Pyramis or an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds’ Board of Trustees.
IX. Other
A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry’s regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

Spectrum Asset Management, Inc.
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
GENERAL POLICY
Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations). While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:
STANDARDS:
Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:
•	That Spectrum act solely in the interest of clients in providing for ultimate long-term stockholder value.

•	That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

•	That custodian bank is aware of our fiduciary duty to vote proxies on behalf of others — Spectrum relies on the best efforts of its custodian bank to deliver all proxies we are entitled to vote.

•	That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).

•	That Spectrum will implement a reasonable and sound basis to vote proxies.
PROCESSES:
A. Following ISS’ Recommendations
Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities. Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”). The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
Spectrum generally votes proxies in accordance with ISS’ recommendations. When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.
From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities. Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations. Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.
B. Disregarding ISS’ Recommendations
Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote.
Spectrum will classify proxy vote issues into three broad categories: Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, we will make every effort to classify them among the following three categories. If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”
As a fiduciary, Spectrum owes its clients an undivided duty of loyalty. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.
Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy. To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.
Monitoring for Conflicts of Interest. All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution. At least annually, the CCO, will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest. CCO’s review will focus on the following three categories:
•	Business Relationships — The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent). For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

•	Personal Relationships — The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

•	Familial Relationships — The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).
In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:
•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•	Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to CCO prior to any substantive discussion of a proxy matter.

•	Information obtained periodically from those persons whom CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).
The CCO may, at her discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person. With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO and/or Director of Compliance may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.
Determining Whether a Conflict of Interest is “Material” — On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution. The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.
Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:
1.	Financial Materiality — The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question. For purposes of proxy voting, each committee will presume that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount $1,000,000. Different percentages or dollar amounts may be used depending on the proximity of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.	Non-Financial Materiality — A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated on the facts of each case.
If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution. As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.
Resolving a Material Conflict of Interest — When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation. If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly. If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each to the manner in which Spectrum proposes to vote.
Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.
PROXY VOTING GUIDELINES
CATEGORY I: Routine Administrative Items
Philosophy: Spectrum is willing to defer to management on matters of a routine administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which we will normally defer to management’s recommendation include:
1.	selection of auditors

2.	increasing the authorized number of common shares

3.	election of unopposed directors
CATEGORY II: Special Interest Issues
Philosophy: While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military, doing business in South Africa, and environmental responsibility. Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients. We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.
CATEGORY III: Issues Having the Potential for Significant Economic Impact
Philosophy: Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares. We believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.
1.	Classification of Board of Directors. Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.	Cumulative Voting of Directors. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned — the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. We generally support cumulative voting of directors.

3.	Prevention of Greenmail. These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. We are opposed to greenmail and will support greenmail prevention proposals.

4.	Supermajority Provisions. These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance. These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

1.	Defensive Strategies. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

6.	Business Combinations or Restructuring. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

7.	Executive and Director Compensation. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.
Policy Established May, 2003
Revised January, 2006

T. ROWE PRICE PROXY VOTING — PROCESS AND POLICIES
T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote — such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.
Proxy Administration
The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as Institutional Shareholder Services and Glass Lewis, and information presented by company managements and shareholder groups.
Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.
T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s voting guidelines — many of which are consistent with ISS positions — T. Rowe Price occasionally may deviate from ISS recommendations on general policy issues or specific proxy proposals.
Fiduciary Considerations
T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations
When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.
T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:
Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors. We withhold votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitment to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for the failure to establish a formal nominating committee. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.
Executive Compensation
Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices. For companies with particularly egregious pay practices we may withhold votes from compensation committee members, the CEO, or even the entire board.
Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.
Anti-takeover, Capital Structure and Corporate Governance Issues
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a “blank check” to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

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Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless they have substantial economic implications for the company’s business and operations that have not been adequately addressed by management.
Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that due to the client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

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T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL, INC
T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
     T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.
     T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.
     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
     Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation

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where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.
ADMINISTRATION OF POLICIES AND PROCEDURES
     Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.
     Investment Services Group. The Investment Services Group (“Investment Services Group”) is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
     Proxy Administrator. The Investment Services Group will assign a Proxy Administrator (“Proxy Administrator”) who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
     In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with ISS positions, T. Rowe Price occasionally deviates from ISS recommendations on general policy issues or specific proxy proposals.
Meeting Notification
     T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

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Vote Determination
     ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.
     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.
T. Rowe Price Voting Policies
     Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:
     Election of Directors — T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for the failure to establish a formal nominating committee. We vote against management efforts to stagger board member terms by withholding votes from directors because a staggered board may act as a deterrent to takeover proposals. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.
     Anti-takeover and Corporate Governance Issues — T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and

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the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.
     Executive Compensation Issues — T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under-performance), or moving performance targets (to avoid poor payouts), we may withhold votes from compensation committee members as well the CEO or even the entire board.
     Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.
     Social and Corporate Responsibility Issues — Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company’s management on the following social, environmental and corporate responsibility issues unless the issue has substantial economic implications for the company’s business and operations which have not been adequately addressed by management:
•	Corporate environmental practices;

•	Employment practices and employment opportunity;

•	Military, nuclear power and related energy issues;

•	Tobacco, alcohol, infant formula and safety in advertising practices;

•	Economic conversion and diversification;

•	International labor practices and operating policies;

•	Genetically-modified foods; and

•	Animal rights.
T. Rowe Price may support the following well-targeted shareholder proposals that call for enhanced disclosure and/or policy changes by companies where relevant to their business:
•	Political contributions/activities;

•	Climate change and global warning; and

•	Board diversity and sexual orientation employment policies.
     Global Portfolio Companies — ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most

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fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS’ general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.
     Votes Against Company Management — Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management. Also, our research analysts are asked to present their voting recommendations in such situations to our portfolio managers.
     Index and Passively Managed Accounts — Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using ISS voting recommendations when their recommendations are consistent with T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.
     Divided Votes — In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client’s investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.
     Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the potential loss of liquidity in the blocked shares.
     Securities on Loan — The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back

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the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.
Vote Execution and Monitoring of Voting Process
     Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS’s Governance Analytics system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.
     On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.
     Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.
Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

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     Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.
REPORTING AND RECORD RETENTION
     Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.
     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT, LLC
TURNER INVESTMENT ADVISORS, LLC
Proxy Voting Policy and Procedures
Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.
Duties with Respect to Proxies:
Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.
Delegation:
In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.
Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.
Review and Oversight:
Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.
Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:
Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.
Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.
Obtaining Proxy Voting Information:
To obtain information on how Turner voted proxies, please contact:
Andrew Mark, Director of Operations
    and Technology Administration
C/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312
Recordkeeping:
Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.
Adopted: This 1st day of July, 2003

UBS GLOBAL ASSET MANAGEMENT
GLOBAL CORPORATE GOVERNANCE
PHILOSOPHY
AND PROXY VOTING GUIDELINES AND POLICY

Policy Summary
     Underlying our voting and corporate governance policies we have three fundamental objectives:
     1. We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.
     2. In order to do this effectively, we aim to utilize the full weight of our clients’ shareholdings in making our views felt.
     3. As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.
     To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.
     This policy helps to maximize the economic value of our clients’ investments by establishing proxy voting standards that conform with UBS Global Asset Management’s philosophy of good corporate governance.

Risks Addressed by this Policy
     The policy is designed to address the following risks:
•	Failure to provided required disclosures for investment advisers and registered investment companies

•	Failure to vote proxies in best interest of clients and funds

•	Failure to identify and address conflicts of interest

•	Failure to provide adequate oversight of third party service providers

TABLE OF CONTENTS
Global Voting and Corporate Governance Policy

A.	General Corporate Governance Benchmarks	2
B.	Proxy Voting Guidelines œ Macro Rationales	4
C.	Proxy Voting Disclosure Guidelines	8
D.	Proxy Voting Conflict Guidelines	9
E.	Special Disclosure Guidelines for Registered Investment Companies	9
F.	Documentation	11
G.	Compliance Dates	11
H.	Other Policies	12
I.	Disclosures	12
GLOBAL PROXY VOTING AND CORPORATE GOVERNANCE POLICY
Philosophy
     Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the — company“ or — companies“) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.
A.	General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, — UBS Global AM“) will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.
Principle 1: Independence of Board from Company
Management Guidelines:
     •   Board exercises judgment independently of management.
     •   Separate Chairman and Chief Executive.
     •   Board has access to senior management members.
     •   Board is comprised of a significant number of independent outsiders.
     •   Outside directors meet independently.
     •   CEO performance standards are in place.
     •   CEO performance is reviewed annually by the full board.
     •   CEO succession plan is in place.
     •   Board involvement in ratifying major strategic initiatives.
     •   Compensation, audit and nominating committees are led by a majority of outside directors.
Principle 2: Quality of Board
Membership Guidelines:
     •   Board determines necessary board member skills, knowledge and experience.
     •   Board conducts the screening and selection process for new directors.
     •   Shareholders should have the ability to nominate directors.
     •   Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
     •   Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

     •   Board meets regularly (at least four times annually).
Principle 3: Appropriate Management of Change in
Control Guidelines:
     •   Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.
     •   Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.
     •   Employment contracts should not entrench management.
     •   Management should not receive substantial rewards when employment contracts are terminated for performance reasons.
Principle 4: Remuneration Policies are Aligned with Shareholder
Interests Guidelines:
     •   Executive remuneration should be commensurate with responsibilities and performance.
     •   Incentive schemes should align management with shareholder objectives.
     •   Employment policies should encourage significant shareholding by management and board members.
     •   Incentive rewards should be proportionate to the successful achievement of predetermined financial targets.
     •   Long-term incentives should be linked to transparent long-term performance criteria.
     •   Dilution of shareholders’ interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.
Principle 5: Auditors are
Independent Guidelines:
     •   Auditors are approved by shareholders at the annual meeting.
     •   Audit, consulting and other fees to the auditor are explicitly disclosed.
     •   The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
     •   Periodic (every 5 years) tender of the audit firm or audit partner.
B.	Proxy Voting Guidelines — Macro Rationales Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.
1. General Guidelines
     a. When our view of the issuer’s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.
     b. If management’s performance has been questionable we may abstain or vote against specific proxy proposals.
     c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.
     d. In general, we oppose proposals, which in our view, act to entrench management.
     e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.
     f. We will vote in favor of shareholder resolutions for confidential voting.
2. Board of Directors and Auditors
     a. Unless our objection to management’s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.
     b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.
     c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.
     d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.
     e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.
3. Compensation
     a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.
     b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.
     c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.
     d. We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.
     e. Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.
     f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.
4. Governance Provisions
     a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.
     b. We believe that — poison pill“ proposals, which dilute an issuer’s stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.
     c. Any substantial new share issuance should require prior shareholder approval.
     d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.
     e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.
     f. We generally do not oppose management’s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.
     g. We will support proposals that enable shareholders to directly nominate directors.
5. Capital Structure and Corporate Restructuring
     a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.
     b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.
6. Mergers, Tender Offers and Proxy Contests
a.	Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

7. Social, Environmental, Political and Cultural
     a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.
     b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.
     c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.
8. Administrative and Operations
     a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.
     b. We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.
9. Miscellaneous
     a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.
     b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).
     c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

     d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.
C. Proxy Voting Disclosure Guidelines
     • UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.
     • UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.
     • Upon request or as required by law or regulation, UBS Global AM will disclose to a client or a client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.
     • Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)
     • Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal and Compliance representative.
     • Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.
     • Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
     • In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
     • We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
     • The Chairman of the Global Corporate Governance Committee and the applicable Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.
     Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.
D.	Proxy Voting Conflict Guidelines In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
     • Under no circumstances will general business, sales or marketing issues influence our proxy votes.
     • UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (—Affiliates“) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately. [Note: Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.
E. Special Disclosure Guidelines for Registered Investment Company Clients
1.	Registration Statement (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
     • That these procedures, which are the procedures used by the investment adviser on the Funds’ behalf, are described in the Statement of Additional Information (SAI). The procedures may be described in the SAI or attached as an exhibit to the registration statement.
     • That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
     • That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.
2. Shareholder Annual and Semi-Annual Report (Open-End and Closed-End

Funds) Management is responsible for ensuring the following:
     • That each Fund’s shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
     • That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and
     (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.
3. Form N-CSR (Closed-End Fund Annual Reports Only) Management is responsible for ensuring the following:
     • That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing. However, the SEC’s preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
     • That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
4.	Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
     • That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.
     • Fund management is responsible for reporting to the Funds’ Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds’ Form N-PX.
5.	Oversight of Disclosure The Funds’ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds’ Chief Compliance Officer shall recommend to each Fund’s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds’ compliance with relevant federal securities laws.

Responsible Parties
     The following parties will be responsible for implementing and enforcing this policy: The Chief Compliance Officer and his/her designees
Documentation
     Monitoring and testing of this policy will be documented in the following ways:
•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

•	Periodic review of any proxy service vendor by the Chief Compliance Officer

•	Periodic review of proxy votes by the Proxy Voting Committee
Compliance Dates
     The following compliance dates should be added to the Compliance Calendar:
•	File Form N-PX by August 31 for each registered investment company client

•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

•	Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable

•	Periodic review of any proxy service vendor by the Chief Compliance Officer

•	Periodic review of proxy votes by the Proxy Voting Committee
Other Policies
     Other policies that this policy may affect include:

•	Recordkeeping Policy

•	Affiliated Transactions Policy

•	Code of Ethics

•	Supervision of Service Providers Policy
     Other policies that may affect this policy include:
•	Recordkeeping Policy

•	Affiliated Transactions Policy

•	Code of Ethics

•	Supervision of Service Providers Policy

Vaughan Nelson Investment Management, L.P.
Description of Proxy Voting Policy and Procedures
Policy
Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of the firm’s in instances where a material conflict exists.
Approach
Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of it’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm (Institutional Shareholder Services), internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in your best interest.
Vaughan Nelson in executing their duty to vote proxies, may encounter a material conflict of interest. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, given the nature of Vaughan Nelson’s business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises we will undertake to vote the proxy or proxy issue in your continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm, Institutional Shareholder Services (“ISS”).
Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) Mutual funds — whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) International Securities — whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) New Accounts — instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, or 4) Unsupervised Securities — where the firm does not have a basis on which to offer advice.
In summary, Vaughan Nelson’s goal is to vote proxy material in a manner that is believed to assist in maximizing the value of a portfolio.
Vaughan Nelson’s procedures in practice involve forwarding a listing of client holdings to ISS each day in order to assist with identifying upcoming proxy votes. Vaughan Nelson arranges for the custodians associated with each client to forward all client proxy forms to ISS. Once a “proxy analysis” is received from ISS the individual issues are matched to the Vaughan Nelson Proxy

Voting Guideline. Areas not covered by the Guideline (such as votes on mergers/acquisitions) are routed to the portfolio manager for vote indications. Completed proxy analyses are voted electronically through an interface with ISS who then completes the actual proxy vote on Vaughan Nelson’s behalf. All analyses with vote indications are retained. Reports concerning votes made on behalf of an account are accessible through ISS.

Westwood Management Corporation
IA Policies and Procedures Manual
10/10/2007 to Current
Proxy Voting
Policy
27.1. Westwood, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
27.2. Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients. ISS is a leading provider of corporate governance and proxy voting services. Their main objective is to assist institutional investors by researching the financial implications of proxy proposals and by casting votes that will enhance and protect shareholder returns. In most cases, we agree with the recommendations of ISS, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than ISS if we believe it in the best interest of our clients.
Background
27.4. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.
Responsibility
27.3. Westwood’s Assistant Vice President of Operations has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.
Procedure
27.5. Westwood has adopted the following procedures to implement the firm’s policy:
27.5.1. Proxy Voting Records. With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.
27.5.2. Voting Procedures
a. Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients;
b. All proxy materials that Westwood is responsible for voting on behalf of clients shall be forwarded to ISS;
c. Westwood’s analysts review the ISS proxy voting recommendations on a bi-monthly basis. The analyst may choose to vote differently than ISS if the analyst believes it is in the best interest of the client;

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d. If Westwood chooses to vote differently than ISS, we have access to change votes online through the ISS website. If Westwood agrees with ISS recommendations, no response to ISS is necessary;
e. ISS will complete the proxy and mail the proxy in a timely and appropriate manner.
27.5.3. Disclosure
a. Westwood will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request a proxy voting summary information regarding how Westwood voted a client’s proxies, and that clients may request a copy of these policies and procedures.
b. The Assistant Vice President of Operations will also send a copy of this summary to all existing clients who have previously received Westwood’s Disclosure Document; or the Assistant Vice President of Operations may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.
27.5.4. Client Requests for Information
a. All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Assistant Vice President of Operations.
b. In response to any request the Assistant Vice President of Operations will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which client inquired.
27.5.5. Voting Guidelines
a. Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients. The ISS Proxy Voting Guidelines are attached as Exhibit H.
b. Westwood analysts will review the ISS proxy voting recommendations bi-monthly using the following guidelines:
i. Westwood will vote proxies in the best interests of each particular client.
ii. Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.
iii. Clients are permitted to place reasonable restrictions on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
27.5.6. Conflicts of Interest
a. Westwood will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Westwood with the issuer of each security to determine if Westwood or any of its employees has any financial, business or personal relationship with the issuer.
b. If a material conflict of interest exists, the Assistant Vice President of Operations will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through the objective means of voting consistent with the independent third party ISS voting recommendations.
c. Westwood will maintain a record of the voting resolution of any conflict of interest.
27.5.7. Recordkeeping. The Assistant Vice President of Operations shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
a. These policies and procedures and any amendments;
b. A proxy voting summary from ISS;
c. Any document Westwood created that was material to making a decision to vote in opposition to ISS’s recommendation, or that memorializes any such decision; and

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d. A copy of each written request from a client for a proxy voting summary, and a copy of any written response.

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APPENDIX C

Portfolio Manager Disclosures

Information relating to the portfolio managers for each of the Funds follows.

450 APPENDIX C	Principal Investors Fund
1-800-222-5852

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Bond and Mortgage Securities Fund
Name of Fund
William C. Armstrong
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	4	$3,189,396,510.10

➢ other pooled investment vehicles:	4	$6,726,033,668.83

➢ other accounts:	25	$3,372,311,921

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each Quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$50,001-$100,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO-PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Bond & Mortgage Securities Fund
Name of Fund
L. Phillip Jacoby
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	assets
➢ registered investment companies:	10	7,509,563,204

➢ other pooled investment vehicles:	12	1,907,638,205

➢ other accounts:	43	2,765,792,810

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000 or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ L. Phillip Jacoby	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

L. Phillip Jacoby

(Printed Name of person signing)

Managing Director

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Bond & Mortgage Securities Fund
Name of Fund
Bernard Sussman
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	7,509,563,204

➢ other pooled investment vehicles:	12	1,907,638,205

➢ other accounts:	46	2,773,030,184

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how)compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Lisa D. Crossley	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Lisa D. Crossley

(Printed Name of person signing)

CCO

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Bond and Mortgage Securities Fund
Name of Fund
Timothy R. Warrick
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$3,189,396,510

➢ other pooled investment vehicles:	4	$6,726,033,669

➢ other accounts:	28	$3,382,247,321

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001-$50,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO-PGI NA

(Title of person signing)

proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other gualitative factors, such as contributions to client objectives.
Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000; $50,001 – $ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. The portfolio manager does not hold shares of the Fund.

/s/ Shawn M. Bartels	5/21/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shawn M. Bartels

(Printed Name of person signing)

Vice President

(Title of person signing)

Principal Funds, Inc.
Portfolio Manager Questionnaire
Principal Funds, Inc. — Core Plus Bond I Fund
Name of Fund
Bill Gross
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
PIMCO
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date.
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
As of 6-30-08	Accounts	Assets
➢ registered investment companies:	40	186,736,588,581.25

➢ other pooled investment vehicles:	16	8,128,877,453.83

➢ other accounts:	46	20,367,111,067.70

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
As of 6-30-08	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	3	542,068,829.76

➢ other accounts:	20	14,796,809,828.06

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
See attached Word document

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
See attached Word document

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

See attached Word document

/s/ Laramie J. Price	July 8, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Laramie J. Price
(Printed Name of person signing)

Manager
(Title of person signing)

Conflicts of Interest
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
Portfolio Manager Compensation
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.
In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.
Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.
Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.
Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.
From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.
Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.
Securities Ownership
The respective portfolio manager was not a beneficial owner of shares of a Fund that he managed as of 6/30/08.

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Disciplined Large Cap Blend Fund
Name of Fund
Jeffrey A. Schwarte
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$4,052,691,487

➢ other pooled investment vehicles:	2	$573,613,296

➢ other accounts:	8	$713,198,759

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO – North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Diversified International Fund
Name of Fund
Paul Blankenhagen
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$2,728,602,133

➢ other pooled investment vehicles:	2	$3,908,311,263

➢ other accounts:	4	$358,207,441

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO – PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Diversified International Fund
Name of Fund
Juliet Cohn
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$2,728,602,133

➢ other pooled investment vehicles:	2	$3,908,311,263

➢ other accounts:	4	$358,207,441

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 –$10,000; $10,001 — $50,000; $50,001 –$ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO – North America

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
Diversified International Fund
Name of Fund
Chris Ibach
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$ 2,728,602,133

➢ other pooled investment vehicles:	2	$ 3,908,311,263

➢ other accounts:	3	$ 489,862,963

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
        None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned, (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
$100,000-$500,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
Equity Income Fund I
Name of Fund
David Simpson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Equity Income Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PGI (North America)

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Equity Income Fund I
Name of Fund
Joseph T. Suty
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$5,227,750,129.56

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation, Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Managers satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Equity Income Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ Joseph T. Suty	1-9-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph T. Suty

(Printed Name of person signing)

Portfolio Manager

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Global REIT Fund
Name of Fund
Simon Hedger
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Principal Real Estate Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	1	$ 138,651,958

➢ other accounts:	1	$ 53,464,328

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Real Estate Investors is a member of Principal Global Investors (“Principal Global”), whose compensation policies and practices apply to Principal’s Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.
In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Global REIT Fund
Name of Fund
Chris Lepherd
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Principal Real Estate Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	1	$138,651,958

➢ other accounts:	1	$53,464,328

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Real Estate Investors is a member of Principal Global Investors (“Principal Global”), whose compensation policies and practices apply to Principal’s Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.
In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Global REIT Fund
Name of Fund
Kelly Rush
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Principal Real Estate Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$1,875,415,601

➢ other pooled investment vehicles:	12	$134,764,608

➢ other accounts:	16	$380,841,725

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Real Estate Investors is a member of Principal Global Investors (“Principal Global”), whose compensation policies and practices apply to Principal’s Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.
In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001-$50,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Government and High Quality Bond Fund
Name of Fund
Bryan C. Davis
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o            Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PGI (North America)

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Government and High Quality Bond Fund
Name of Fund
Brad Fredericks
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$ 684,957,848

➢ other pooled investment vehicles:	1	$ 919,234,397

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
        None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o             Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o             Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o             Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o            Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15%_discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Quality Intermediate Term Bond Fund
Name of Fund
William C. Armstrong
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$3,189,396,510.10

➢ other pooled investment vehicles:	4	$6,726,033,668.83

➢ other accounts:	25	$ 3,372,311,921

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o            Investment performance is based on gross performance versus a benchmark, peer group or both. depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o            Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 — $50,000; $50,001 -$ 100,000; $100,001 -$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Quality Intermediate Term Bond Fund
Name of Fund
L. Phillip Jacoby
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	7,558,407,644

➢ other pooled investment vehicles:	12	1,907,638,206

➢ other accounts:	43	2,765,792,810

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ L. Phillip Jacoby	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

L. Phillip Jacoby
(Printed Name of person signing)

Managing Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Quality Intermediate Term Bond Fund
Name of Fund
Bernard Sussman
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	7,558,407,644

➢ other pooled investment vehicles:	12	1,907,638,205

➢ other accounts:	46	2,773,030,184

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Lisa D. Crossley	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Lisa D. Crossley
(Printed Name of person signing)

CCO (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Quality Intermediate Term Bond Fund
Name of Fund
Timothy R. Warrick
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day- to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$3,189,396,510

➢ other pooled investment vehicles:	4	$6,726,033,669

➢ other accounts:	28	$3,382,247,321

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
       None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o            Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Yield Bond Fund
Name of Fund
Ann Benjamin
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Lehman Brothers Asset Management LLC (“LBAM”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets*
➢ registered investment companies:	4	$ 757.0 million

➢ other pooled investment vehicles:	5	$ 244.6 million

➢ other accounts:	25	$3,960.5 million

*	For certain accounts, the assets reported represent only the portion of the account for which the Portfolio Manager has investment authority. Total assets in such accounts may be greater.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

LBAM’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Fund and the management of other accounts. As a result, LBAM and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark.. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. LBAM has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. LBAM will frequently aggregate trades (both buys and sells) for a client with other LBAM clients when it is determined that such aggregation should result in a more favorable trade execution for such client. LBAM has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. LBAM’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by LBAM may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, LBAM, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio

Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall performance of the accounts managed by a portfolio manager in relation to relevant benchmarks and their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

The amount of the discretionary bonus varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Keith J. Beaudoin	January 10, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Keith J. Beaudoin
(Printed Name of person signing)

Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund High Yield Fund
Name of Fund
James E Gibson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	1	180.70

➢ other pooled investment vehicles:	0	0.00

➢ other accounts:	0	0.00

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JP Morgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients overtime. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio managers performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

N/A

/s/ Donna Nascimento	1-11-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Donna Nascimento
(Printed Name of person signing)

Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund High Yield Fund
Name of Fund
William J. Morgan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	4	2,578.32

➢ other pooled investment vehicles:	8	950.15

➢ other accounts:	8	475.55

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Yield Bond Fund
Name of Fund
Tom O’Reilly
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Lehman Brothers Asset Management LLC (“LBAM”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets*
➢ registered investment companies:	4	$ 757.0 million
➢ other pooled investment vehicles:	5	$ 244.6 million
➢ Other accounts	25	$3,960.5 million

*	For certain accounts, the assets reported represent only the portion of the account for which the Portfolio Manager has investment authority. Total assets in such accounts may be greater.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0
➢ other pooled investment vehicles:	0	0
➢ other accounts:	0	0
▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
LBAM’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Fund and the management of other accounts. As a result, LBAM and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.
Accounts other than the Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark.. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. LBAM has policies and procedures in place that seek to manage and monitor this conflict.
Potential conflicts of interest may also arise when aggregating and/or allocating trades. LBAM will frequently aggregate trades (both buys and sells) for a client with other LBAM clients when it is determined that such aggregation should result in a more favorable trade execution for such client. LBAM has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. LBAM’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.
The fees charged to advisory clients by LBAM may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, LBAM, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio

Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall performance of the accounts managed by a portfolio manager in relation to relevant benchmarks and their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.
The amount of the discretionary bonus varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Keith J. Beaudoin	January 10, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Keith J. Beaudoin

(Printed Name of person signing)

Vice President

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund High Yield Fund
Name of Fund
James P. Shanahan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	2	1,610.49

➢ other pooled investment vehicles:	8	979.04

➢ other accounts:	7	285,60

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Yield Fund II
Name of Fund
Gary J. Pokrzywinski
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$3,486,750,885.20

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper High Current Yield peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager beneficially own shares of the Fund in the range $100,001-$500,000.

/s/ Gary J. Pokrzywinski	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Gary J. Pokrzywinski

(Printed Name of person signing)

Portfolio Manager

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
Income Fund
Name of Fund
John R. Friedl
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$1,379,166,928.51

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Corporate Debt Funds BBB rated peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ John R. Friedl	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

John R. Friedl

(Printed Name of person signing)

Portfolio Manager

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Inflation Protection Fund
Name of Fund
Bryan C. Davis
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of December 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each Quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	2/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PGI - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Inflation Protection Fund
Name of Fund
Marty Schafer
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	2	$923,567,752

➢ other pooled investment vehicles:	2	$278,724,958

➢ other accounts:	4	$139,905,487

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Emerging Markets Fund
Name of Fund
Michael Ade
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	4	$2,064,201,943

➢ other pooled investment vehicles:	2	$2,169,358,553

➢ other accounts:	1	$42,902,497,16

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Emerging Markets Fund
Name of Fund
Mihail Dobrinov
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	4	$2,064,201,943

➢ other pooled investment vehicles:	2	$2,169,358,553

➢ other accounts:	3	$167,945,913

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Emerging Market Fund
Name of Fund
Michael Reynal
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	1	$2,064,201,943

➢ other pooled investment vehicles:	2	$2,169,358,553

➢ other accounts:	11	$1,290,853,239

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$50,000-$1000,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Growth Fund
Name of Fund
Steve Larson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	1	$2,477,281,778

➢ other pooled investment vehicles:	3	$1,221,286,164

➢ other accounts:	7	$1,354,178,533

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Growth Fund
Name of Fund
John Pihlblad
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	1	$2,468,800,852

➢ other pooled investment vehicles:	4	$1,225,847,363

➢ other accounts:	7	$1,181,933,307

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Funds, Inc.
Portfolio Manager Questionnaire
International Value Fund 1
Name of Fund
William Ricks, Americas CEO/CIO
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
AXA Rosenberg Investment Management, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date.
1. For the Portfolio Manager, please provide:
All investment decisions are made using an expert system and proprietary databases. Therefore, we do not have traditional portfolio managers or investment analysts. Instead, our analysts are responsible for assimilating, checking and structuring the input data on which the valuation system relies. In managing portfolios, we use a team approach and have assigned a portfolio manager and a backup to each account. Unlike a traditional portfolio manager who has some or all of the decision authority for an account, the AXA Rosenberg portfolio manager’s primary responsibility is to monitor the portfolio to ensure compliance with the client’s stated objectives and risk tolerance.
The information provided below is firm-wide.
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	20	8.05B

➢ other pooled investment vehicles:	22	4.57B

➢ other accounts:	168	28.22B

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	9	3.75 B

➢ other pooled investment vehicles:	1	0.019B

➢ other accounts:	34	6.93 B

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
AXA Rosenberg does not believe there are potential conflicts of interest that should affect the management of this mandate. Please refer to our Part II of Form ADV (attached as Exhibit 1b) for a more detailed description of potential conflicts of interests that may arise within the normal course of business.
AXA Rosenberg’s quantitative investment process and allocation policies and tools are designed to limit the possibility of any conflict of interest that could result in unfair or inequitable allocation of investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which further minimize the potential for conflicts of interest. It is AXA Rosenberg’s policy to manage each account based on its specific investment objectives and related restrictions. As such, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions. AXA Rosenberg believes that it has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions.
The portfolio managers do not have discretion to buy and sell stocks that are not recommended by the models, but they can put a stock on a “do not trade” list if there are problems with the company’s valuation.
Investment management is our sole business. Other than AXA Investment Managers and those AXA Group entities for which we manage accounts, we have no direct relationship with any firm that is owned in full or in part by the AXA Group.
Through our relationship with AXA, brokers that qualify as affiliates of AXA Rosenberg are Alliance Fund Distributors, Inc., AXA Advisors LLC, Sanford C. Bernstein & Co., LLC, and AXA Distributors, Inc. In addition, Nomura Asset Management is a minority owner of our investment advisory office in Tokyo, AXA Rosenberg Investment Management, Ltd. (Tokyo). However, Nomura isn’t deemed to be an affiliate because they own less than 5% and do not have a controlling interest. AXA Rosenberg will only trade with an affiliate if the trades achieve best execution. Furthermore, we will comply with the regulatory and reporting requirements and compliance procedures pertaining to any transactions with an affiliated broker-dealer.
We do not currently trade US, European or Canadian securities with any of these affiliates. In Japan, and to a lesser extent in Asia outside of Japan, we do trade with Nomura, which is one of the larger brokers in the marketplace. Decisions to trade with any particular broker, including Nomura or any AXA Group affiliate, are (or would be) based upon best execution and not upon the broker’s status as an affiliate.
While not a formal affiliation, in 2004 Charles Schwab Investment Management adopted our firm’s entire family of US Mutual Funds. AXA Rosenberg continues involvement as subadvisor to the Funds, now branded Laudus Rosenberg Funds.
Our non-AXA Rosenberg affiliates, including our indirect parent entities, may from time to time take significant strategic interests not rising to the level of control in one or more publicly traded entities which may be subject to trading, investment, or business relationship restrictions on our part.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Employee compensation is a function of education, professional background, and productivity. Beyond salary, all employees participate in the firm’s success through both a significant profit sharing pool (20% of the firm’s profits annually), which is based upon a formula that gives more weight to longer term employees and to higher paid employees, and a discretionary bonus pool. There are no plans to provide equity to staff.
AXA Rosenberg does not have publicly traded stock, nor do we offer phantom equity to senior employees.
We participate in industry compensation surveys and gain industry intelligence from executive recruiters with whom we work. We are confident that, on average, our staff’s overall compensation is highly competitive with other firms in the investment management business.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a){2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
This is a new Fund and is not currently available for investment. It is not anticipated that the Portfolio Managers will hold any shares of the Fund in the future.

/s/ Kathleen Brown	7/11/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Kathleen Brown

(Printed Name of person signing)

Deputy CIO (Title of person signing)

Principal Funds, Inc.
Portfolio Manager Questionnaire
PRINCIPAL INTERNATIONAL VALUE FUND
Name of Fund
SARAH H. KETTERER
Names of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date.
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$7.509 billion

➢ other pooled investment vehicles:	7	$2.037 billion

➢ other accounts:	63	$8.978 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	$0.669	billion

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The portfolio managers at Causeway who manage the Fund also provide investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, and other institutions and their own personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Fund or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.
Actual or potential conflicts of interest may arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None

/s/ Gretchen W. Corbell	7/10/08
/s/
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Gretchen W. Corbell

(Printed Name of person signing)

Attorney

(Title of person signing)

Principal Funds, Inc.
Portfolio Manager Questionnaire
PRINCIPAL INTERNATIONAL VALUE FUND
Name of Fund
HARRY HARTFORD
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date.
4.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$7.509 billion

➢ other pooled investment vehicles:	7	$2.037 billion

➢ other accounts:	63	$8.978 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	$0.669	billion

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The portfolio managers at Causeway who manage the Fund also provide investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, and other institutions and their own personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Fund or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.
Actual or potential conflicts of interest may arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
5.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

6.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Gretchen W. Corbell	7/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Gretchen W. Corbell
(Printed Name of person signing)

Attorney
(Title of person signing)

Principal Funds, Inc.
Portfolio Manager Questionnaire
PRINCIPAL INTERNATIONAL VALUE FUND
Name of Fund
JAMES DOYLE
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date.
7.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$7.509 billion

➢ other pooled investment vehicles:	7	$2.037 billion

➢ other accounts:	66	$8.981 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	$0.669	billion

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The portfolio managers at Causeway who manage the Fund also provide investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, and other institutions and their own personal accounts (collectively,

“Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Fund or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.
Actual or potential conflicts of interest may arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
8.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.
9.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Gretchen W. Corbell	7/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Gretchen W. Corbell

(Printed Name of person signing)

Attorney

(Title of person signing)

Principal Funds, Inc.
Portfolio Manager Questionnaire
PRINCIPAL INTERNATIONAL VALUE FUND
Name of Fund
JONATHAN ENG
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date.
10. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

		Number of	Total
		Accounts	Assets
➢	registered investment companies:	4	$7.509 billion

➢	other pooled investment vehicles:	7	$2.037 billion

➢	other accounts:	62	$8.978 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

		Number of	Total
		Accounts	Assets
➢	registered investment companies:	0	0

➢	other pooled investment vehicles:	0	0

➢	other accounts:	2	$0.669	billion

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The portfolio managers at Causeway who manage the Fund also provide investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, and other institutions and their own personal accounts (collectively,

“Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Fund or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.
Actual or potential conflicts of interest may arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
11.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.
12.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Gretchen W. Corbell	7/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Gretchen W. Corbell

(Printed Name of person signing)

Attorney

(Title of person signing)

Principal Funds, Inc.
Portfolio Manager Questionnaire
PRINCIPAL INTERNATIONAL VALUE FUND
Name of Fund
KEVIN DURKIN
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date.
13. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$7.509 billion
➢
➢ other pooled investment vehicles:	7	$2.037 billion
➢
➢ other accounts:	60	$8.978 billion
➢
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0
➢
➢ other pooled investment vehicles:	0	0
➢
➢ other accounts:	2	$0.669	billion
➢
▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The portfolio managers at Causeway who manage the Fund also provide investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, and other institutions and their own personal accounts (collectively,

“Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Fund or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.
Actual or potential conflicts of interest may arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
14.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.
15.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Gretchen W. Corbell	7/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Gretchen W. Corbell

(Printed Name of person signing)

Attorney

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Growth Fund
Name of Fund
Anthony Rizza
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Columbus Circle Investors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	$6,965.6 M

➢ other pooled investment vehicles:	4	$1,766.1 M

➢ other accounts:	87	$3,545.6 M

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	4	$734.1 M

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm’s net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

CCI’s Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager’s partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Frank A. Cuttita	1/9/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Frank A. Cuttita
(Printed Name of person signing)

Managing Director, Chief Administrative Officer/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Stock Index Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Stock Index Fund
Name of Fund
Scott W. Smith
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$2,136,895,787

➢ other pooled investment vehicles:	2	$8,268,516,789

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Value Fund
Name of Fund
Arild Holm
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$1,167,654,865

➢ other pooled investment vehicles:	1	$467,996,011

➢ other accounts:	0	$0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$100,000-$500,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Value Fund
Name of Fund
John Pihlblad
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$2,468,800,852

➢ other pooled investment vehicles:	4	$1,225,847,363

➢ other accounts:	7	$1,181,933,307

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Blend Fund
Name of Fund
K. William Nolin
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	2	$1,433,140,177

➢ other pooled investment vehicles:	3	$1,586,557,361

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$50,001-$100,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Growth Fund
Name of Fund
Clifford Fox
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Columbus Circle Investors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$ 506.1 M

➢ other pooled investment vehicles:	5	$ 293.6 M

➢ other accounts:	97	$1,815.1 M

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm’s net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

CCI’s Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager’s partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

Range: $100,001 — $500,000

/s/ Frank A. Cuttita	1/9/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Frank A. Cuttita
(Printed Name of person signing)

Managing Director, Chief Administrative Officer/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Growth Fund
Name of Fund
Michael Iacono
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Columbus Circle Investors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$390.7 M

➢ other pooled investment vehicles:	2	$202.4 M

➢ other accounts:	87	$1,274.9 M

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm’s net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

CCI’s Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager’s partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Frank A. Cuttita	1/9/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Frank A. Cuttita
(Printed Name of person signing)

Managing Director, Chief Administrative Officer/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap S&P 400 Index Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Variable Contracts Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
MidCap Stock Fund
Name of Fund
Daniel R. Coleman
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of December 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$758,498,872.41

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee isbased on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how)compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Mid-Cap core Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ Daniel R. Coleman	7/01/08

(Signature person authorized to sign on behalf of the Sub-Advisor)	(Date)

Daniel R. Coleman

(Printed Name of parson signing)

Portfolio Manager

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Stock Index Fund
Name of Fund
Scott W. Smith
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	4	$2,136,895,787

➢ other pooled investment vehicles:	2	$8,268,516,789

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Variable Contracts Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
MidCap Stock Fund

Name of Fund
Daniel R. Coleman

Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management., Inc.

Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of December 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$758,498,872.41
➢ other pooled investment vehicles:	0	0
➢ other accounts:	0	0

▪ the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0
➢ other pooled investment vehicles:	0	0
➢ other accounts:	0	0
▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to- day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-Year percentile rankings among its Upper Mid-Cap core Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes. with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000; $50,001 - $ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ Daniel R. Coleman	2/01/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Daniel R. Coleman (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS FUND — MidCap Value Fund
Name of Fund
JAMES P. BARROW
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	13	$40,785.3 mil.

➢ other pooled investment vehicles:	1	$8.5 mil.

➢ other accounts:	30	$3,504.1 mil.

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$37,441.6 mil.

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Patricia B. Andrews	12/18/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Patricia B. Andrews
(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS FUND — MidCap Value Fund
Name of Fund
MARK GIAMBRONE
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	8	$4,139.8 mil.

➢ other pooled investment vehicles:	1	$8.5 mil.

➢ other accounts:	21	$1,694.4 mil.

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	1	$3,791.3 mil.

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Patricia B. Andrews	12/18/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Patricia B. Andrews

(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Value Fund
Name of Fund
Steve Musser
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	1	$83,905,666

➢ other pooled investment vehicles:	1	$548,515,962

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Value Fund
Name of Fund
Jeffrey A. Schwarte
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	3	$4,052,691,487

➢ other pooled investment vehicles:	2	$573,613,296

➢ other accounts:	8	$713,198,759

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Money Market Fund
Name of Fund
Tracy Reeg
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	2	$2,786,091,147

➢ other pooled investment vehicles:	2	$3,462,178,860

➢ other accounts:	1	$37,342,842

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but arc based on nationally competitive market data and arc consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 70% weighted to investment performance, 10% weighted to Principal Global Investors annual performance score, and 20% weighted to Principal Financial Group annual performance score.

o Investment performance is based on gross performance versus a peer group

o            Performance versus peers is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive achieved if the portfolio performance is 50th.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$1,000-$10,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Money Market Fund
Name of Fund
Alice Robertson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	2	$2,786,091,147

➢ other pooled investment vehicles:	1	$3,462,178,860

➢ other accounts:	1	$37,342,842

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but arc based on nationally competitive market data and arc consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 70% weighted to investment performance, 10% weighted to Principal Global Investors annual performance score, and 20% weighted to Principal Financial Group annual performance score.

o Investment performance is based on gross performance versus a peer group

o            Performance versus peers is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive achieved if the portfolio performance is 50th.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mortgage Securities Fund
Name of Fund
Craig V. Sosey
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$2,139,106,082.95

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper U.S. Mortgage Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Craig V. Sosey (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Craig V. Sosey (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Partners Global Equity Fund
Name of Fund
Edward Walker
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	0	0.00

➢ other pooled investment vehicles:	9	6,400.91

➢ other accounts:	15	5,462.10

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Partners Global Equity Fund
Name of Fund
Howard Williams
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	4	5,772.24

➢ other pooled investment vehicles:	13	2,669.55

➢ other accounts:	25	12,539.12

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order. orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners International
Name of Fund
Cesar Hernandez
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Pyramis Global Advisors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets (in millions) in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$1,993

➢ other pooled investment vehicles:	3	$4,974

➢ other accounts:	45	$22,742

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	none	none

➢ other pooled investment vehicles:	none	none

➢ other accounts:	none	none

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
     Cesar Hernandez is the portfolio manager of Partners International Fund and receives compensation for his services. As of October 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.
     Mr. Hernandez’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other Pyramis international equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis. The portion of the portfolio manager’s bonus that is linked to the investment performance of Partners International Fund is based on the fund’s pre-tax investment performance measured against the MSCI EAFE Index (net Luxembourg tax rate adjusted) and the fund’s pre-tax investment performance within the Mercer International Universe. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of Pyramis LLC, Pyramis’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a){2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The dollar range of shares of Partners International Fund beneficially owned by Mr. Hernandez as of October 31, 2007 was $0.00

/s/ Jacquelyn E. Regan	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Jacquelyn E. Regan

(Printed Name of person signing)

Senior Legal Product Manager

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Partners LargeCap Blend Fund
Name of Fund
Anna M. Dopkin
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
T. Rowe Price Associates, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manger, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$1,058,123,619 (excludes PIF Partners LargeCap Blend Fund)

➢ other pooled investment vehicles:	2	$833 ,777, 328

➢ other accounts:	39	$16,106,122,418

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other This description would include, for example material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decision for each portfolio based on the investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the attached excerpts from T. Rowe Price’s Form ADV for more information on our brokerage and trade allocation policies.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., If the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.
Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Blend), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
     This compensation structure is used for all portfolios managed by the portfolio manager.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges, none, $1 — $10,000; $10,001 - $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000, or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None.

/s/ Darrell N Braman	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Darrell N Braman

(Printed Name of person signing)

Vice President

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Large Cap Blend (the “Fund”)
Name of Fund
Robert C. Jones, Mark Carhart, Andrew Alford
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Goldman Sachs Asset Management, L.P. (“GSAM”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	68	29,231 mm

➢ other pooled investment vehicles:	46	22,389 mm

➢ other accounts:	727	82,545 mm

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	7	2,000 mm

➢ other accounts:	39	12,939 mm

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
GSAM provides compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional’s individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.
Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual’s compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.
The portfolio management team’s performance measures are aligned with GSAM’s goals to: (1) exceed benchmark over one-year and three-year periods; (2) manage portfolios within a defined range around a targeted tracking error; (3) perform consistently with objectives and client commitments; (4) achieve top tier rankings and ratings; and (5) manage all similarly mandated accounts in a consistent manner.
Performance-related remuneration for portfolio managers is significantly influenced by the following criteria: (1) overall portfolio performance and consistency of performance over time; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process.
In addition, detailed portfolio attribution is critical to the measurement process.
In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.
Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None. Due to GSAM internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub -Advised Funds for which they have primary responsibility.

/s/ Scott Kilgallen	2/12/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Scott Kilgallen

(Printed Name of person signing)

Managing Director

(Title of person signing)

Principal Investors Fund, Inc,
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Partners LargeCap Growth Fund I
Name of Fund
Robert W. Sharps
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
T. Rowe Price Associates, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$4,156,291,591 (excludes PIF Partners LargeCap Growth Fund I)

➢ other pooled investment vehicles:	4	$1,247,383,265

➢ other accounts:	41	$9,438,110,888

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the attached excerpts from T. Rowe Price’s Form ADV for more information on our brokerage and trade allocation policies.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example whether compensation is fixed whether (and , if so, how) compensation is based on Fund pre or after-tax performance over a certain time period, and whether) (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.
Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
      This compensation structure is used for all portfolios managed by the portfolio manager.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 - $500,000, $500,001 — $1,000,000: or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None.

/s/ Darrell N Braman	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Darrell N Braman

(Printed Name of person signing)

Vice President

(Title of person signing)

Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Growth Fund II
Name of Fund/Account
Prescott LeGard
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
American Century
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$4,800,486,777

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	6	$991,795,694

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	1	$27,376,189

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended October 31, 2007, the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners LargeCap Growth Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners LargeCap Growth Fund II is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $100,000; $100,001 — $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
Mr. LeGard did not own any shares of the fund as of October 31, 2007, the fund’s most recent fiscal year end.

/s/ Ryan L. Blaine	January 11, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Ryan L. Blaine

(Printed Name of person signing)

Corporate Counsel, American Century Investments

(Title of person signing)

(INTERNAL USE: REVIEWER’S SIGNATURE)

Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Growth Fund II
Name of Fund/Account
Gregory Woodhams
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
American Century
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$4,814,049,120

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	7	$992,958,467

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	1	$27,376,189

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended October 31, 2007, the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners LargeCap Growth Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners LargeCap Growth Fund II is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $100,000; $100,001 — $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
Mr. Woodhams did not own any shares of the fund as of October 31, 2007, the fund’s most recent fiscal year end.

/s/ Ryan L. Blaine	January 11, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Ryan L. Blaine

(Printed Name of person signing)

Corporate Counsel, American Century Investments

(Title of person signing)

(INTERNAL USE: REVIEWER’S SIGNATURE)

Principal Investors Fund, Inc,
Fiscal Year-End Portfolio Manager Questionnaire
Partners Large Cap Value Fund
Name of Fund
Marilyn Fedak, John Mahedy, Christopher Marx and John Phillips
Name of Portfolio Manager
AllianceBernstein L.P.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number OF	Total
	Accounts	Assets
➢ registered investment companies:	396	207,133

➢ other pooled investment vehicles:	941	78,520

➢ other accounts:	174,171	461,059

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	8	40,660

➢ other pooled investment vehicles:	2	1,640

➢ other accounts:	148	46,115

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Jennifer Bergenfeld,	1/11/08

Jennifer Bergenfeld,	(Date)

Vice President and Counsel

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund/Principal Funds, Inc. LargeCap Value Fund lll
Name of Fund
SUSAN M. BYRNE

Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
WESTWOOD MANAGEMENT CORP.

Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

		Number of	Total
		Accounts	Assets
			(in millions)
➢	registered investment companies:	10	1,217.0

➢	other pooled investment vehicles:	13	1,238.9

➢	other accounts:	85	4,129.8

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

		Number of	Total
		Accounts	Assets
			(in millions)
➢	registered investment companies:	0	0

➢	other pooled investment vehicles:	0	0

➢	other accounts:	1	584.9

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser’s trade allocation policy is to aggregate client transactions, including the Funds’, where possible when it is believed that such aggregation may facilitate the Adviser’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. The Adviser generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Adviser’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Westwood offers a compensation package that includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. The Westwood Holdings Group, Inc. Compensation Committee annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

Cash bonus awards are determined at year-end. The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted in February and vest over a four-year period from the date of grant. As owners, our employees’ interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together. Percentages for each component of compensation are variable.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

The Chief Investment Officer has an employment contract in effect. For all others, we offer competitive benefits and pay packages as well as equity ownership in the firm via the restricted stock program with the four-year vesting schedule, which we use to attract and retain top quality professionals.

In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Traders are evaluated on qualitative factors as well as quantitative factors, which include accuracy and execution of trading orders.

The analyst and portfolio manager cash bonus pool is determined by the firm’s success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, we consider composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, we want to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, we track the individual buy and sell recommendations of each analyst and measure their performance against a predetermined universe of securities representing their assigned sector responsibilities.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000;
$50,001 – $ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Westwood has not begun managing the assets yet.

/s/ William R. Hardcastle	6/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

William R. Hardcastle

(Printed Name of person signing)

Chief Financial Officer

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund/PrincipalI Funds, Inc. LargeCap Value Fund III
Name of Fund
MARK R. FREEMAN, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
WESTWOOD MANAGEMENT CORP.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

		Number of	Total
		Accounts	Assets
			(in millions)
➢	registered investment companies:	9	1,132.7

➢	other pooled investment vehicles:	9	1,213.5

➢	other accounts:	61	3,115.9

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

		Number of	Total
		Accounts	Assets
			(in millions)
➢	registered investment companies:	0	0

➢	other pooled investment vehicles:	2	239.4

➢	other accounts:	1	584.9

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
___ Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser’s trade allocation policy is to aggregate client transactions, including the Funds’, where possible when it is believed that such aggregation may facilitate the Adviser’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. The Adviser generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Adviser’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
___ Westwood offers a compensation package that includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. The Westwood Holdings Group, Inc. Compensation Committee annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

Cash bonus awards are determined at year-end. The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted in February and vest over a four-year period from the date of grant. As owners, our employees’ interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together. Percentages for each component of compensation are variable.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

The Chief Investment Officer has an employment contract in effect. For all others, we offer competitive benefits and pay packages as well as equity ownership in the firm via the restricted stock program with the four-year vesting schedule, which we use to attract and retain top quality professionals.

In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Traders are evaluated on qualitative factors as well as quantitative factors, which include accuracy and execution of trading orders.

The analyst and portfolio manager cash bonus pool is determined by the firm’s success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, we consider composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, we want to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, we track the individual buy and sell recommendations of each analyst and measure their performance against a predetermined universe of securities representing their assigned sector responsibilities.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000;
$50,001 – $ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Westwood has not begun managing the assets yet.

/s/ William R. Hardcastle	6/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

William R. Hardcastle (Printed Name of person signing)

Chief Financial Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund/Principal Funds, Inc. LarqeCap Value Fund III
Name of Fund
KELLIE R. STARK, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
WESTWOOD MANAGEMENT CORP.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.

Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

		Number of	Total
		Accounts	Assets
			(in millions)
➢	registered investment companies:	9	1,092.3

➢	other pooled investment vehicles:	10	1,094.6

➢	other accounts:	79	4,011.8

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

		Number of	Total
		Accounts	Assets
			(in millions)
➢	registered investment companies:	0	0

➢	other pooled investment vehicles:	0	0

➢	other accounts:	1	584.9

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

___ Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser’s trade allocation policy is to aggregate client transactions, including the Funds’, where possible when it is believed that such aggregation may facilitate the Adviser’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. The Adviser generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Adviser’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
___ Westwood offers a compensation package that includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. The Westwood Holdings Group, Inc. Compensation Committee annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

Cash bonus awards are determined at year-end. The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted in February and vest over a four-year period from the date of grant. As owners, our employees’ interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together. Percentages for each component of compensation are variable.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

The Chief Investment Officer has an employment contract in effect. For all others, we offer competitive benefits and pay packages as well as equity ownership in the firm via the restricted stock program with the four-year vesting schedule, which we use to attract and retain top quality professionals.

In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Traders are evaluated on qualitative factors as well as quantitative factors, which include accuracy and execution of trading orders.

The analyst and portfolio manager cash bonus pool is determined by the firm’s success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, we consider composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, we want to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, we track the individual buy and sell recommendations of each analyst and measure their performance against a predetermined universe of securities representing their assigned sector responsibilities.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000;
$50,001 – $ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Westwood has not begun managing the assets vet.

/s/ William R. Hardcastle	6/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

William R. Hardcastle (Printed Name of person signing)

Chief Financial Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund/Principal Funds, Inc. LargeCap Value Fund III
Name of Fund
SCOTT LAWSON, CFA

Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
WESTWOOD MANAGEMENT CORP.

Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
		(in millions)
➢ registered investment companies:	9	1,091.3

➢ other pooled investment vehicles:	6	910.23

➢ other accounts:	59	2,791.49

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
		(IN MILLIONS)
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	1	584.9

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser’s trade allocation policy is to aggregate client transactions, including the Funds’, where possible when it is believed that such aggregation may facilitate the Adviser’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. The Adviser generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Adviser’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Westwood offers a compensation package that includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. The Westwood Holdings Group, Inc. Compensation Committee annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

Cash bonus awards are determined at year-end. The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted in February and vest over a four-year period from the date of grant. As owners, our employees’ interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together. Percentages for each component of compensation are variable.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

The Chief Investment Officer has an employment contract in effect. For all others, we offer competitive benefits and pay packages as well as equity ownership in the firm via the restricted stock program with the four-year vesting schedule, which we use to attract and retain top quality professionals.

In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Traders are evaluated on qualitative factors as well as quantitative factors, which include accuracy and execution of trading orders.

The analyst and portfolio manager cash bonus pool is determined by the firm’s success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, we consider composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, we want to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, we track the individual buy and sell recommendations of each analyst and measure their performance against a predetermined universe of securities representing their assigned sector responsibilities.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none,
$1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Westwood has not begun managing the assets vet.

William R. Hardcostle	6/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

William R. Hardcastle (Printed Name of person signing)

Chief Financial Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund/Principal Funds, Inc. LargeCap Value Fund III
Name of Fund
JAY K. SINGHANIA, CFA

Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
WESTWOOD MANAGEMENT CORP.

Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
		(in millions)
➢ registered investment companies:	2	94.2

➢ other pooled investment vehicles:	6	243.9

➢ other accounts:	24	1,232.4

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
		(IN MILLIONS)
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	1	584.9

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser’s trade allocation policy is to aggregate client transactions, including the Funds’, where possible when it is believed that such aggregation may facilitate the Adviser’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. The Adviser generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Adviser’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager, For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Westwood offers a compensation package that includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. The Westwood Holdings Group, Inc. Compensation Committee annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

Cash bonus awards are determined at year-end. The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted in February and vest over a four-year period from the date of grant. As owners, our employees’ interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together. Percentages for each component of compensation are variable.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401 (k) plan with employer matching, are provided to all Westwood employees.

The Chief Investment Officer has an employment contract in effect. For all others, we offer competitive benefits and pay packages as well as equity ownership in the firm via the restricted stock program with the four-year vesting schedule, which we use to attract and retain top quality professionals.

In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Traders are evaluated on qualitative factors as well as quantitative factors, which include accuracy and execution of trading orders.

The analyst and portfolio manager cash bonus pool is determined by the firm’s success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, we consider composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, we want to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, we track the individual buy and sell recommendations of each analyst and measure their performance against a predetermined universe of securities representing their assigned sector responsibilities.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none,
$1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Westwood has not begun managing the assets yet.

William R. Hardcastle	6/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

William R. Hardcastle (Printed Name of person signing)

Chief Financial Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund I
Name of Fund
Tom Cole
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	16	$5,191 million

➢ other pooled investment vehicles:	71	$22,028 million

➢ other accounts:	14	$2,045 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	4	$2,250 million

➢ other accounts:	1	$272 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1 -year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. Wood/Mary T. Capasso	1/30/08
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Rachel M. Wood/Mary T. Capasso
(Printed Name of person signing)

Director/Executive Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund I
Name of Fund
Tom Digenan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	16	$5,191 million

➢ other pooled investment vehicles:	71	$22,028 million

➢ other accounts:	17	$2,043 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	4	$2,250 million

➢ other accounts:	1	$272.3 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.
4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1 -year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. Wood/Mary T. Capasso	1/30/08
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Rachel M. Wood/Mary T. Capasso
(Printed Name of person signing)

Director/Executive Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund I
Name of Fund
Scott Hazen
Name of Porfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decisionmaking authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	16	$5,191 million

➢ other pooled investment vehicles:	71	$22,028 million

➢ other accounts:	9	$2,042 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	4	$2,250 million

➢ other accounts:	1	$272.3 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. Wood/Mary T. Capasso	1/30/08
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Rachel M. Wood/Mary T. Capasso
(Printed Name of person signing)

Director/Executive Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund I
Name of Fund
John Leonard
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	16	$5,191	million

➢ other pooled investment vehicles:	71	$22,028	million

➢ other accounts:	12	$2,049	million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	4	$2,250	million

➢ other accounts:	1	$272	million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     $0

/s/ Rachel M. Wood/Mary T. Capasso	1/30/08
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Rachel M. Wood/Mary T. Capasso
(Printed Name of person signing)

Director/Executive Director
(Title of person signing)

Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund II
Name of Fund/Account
Brendan Healy
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
American Century Investments
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the most recent practicable date).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	$ 4,900,729,177

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	3	$ 183,430,715

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.
For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended October 31, 2007, the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners LargeCap Value Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners LargeCap Value Fund II is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-l(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The portfolio manager did not own any shares of the fund as of October 31, 2007, the fund’s most recent fiscal year end.

/s/ Ryan L. Blaine
(Signature of person authorized to sign on behalf of the Sub-Advisor)	January 11, 2008
(Date)
Ryan L. Blaine
(Printed Name of person signing)

Corporate Counsel, American Century Investments
(Title of person signing)

(INTERNAL USE: REVIEWS’S SIGNATURE)

Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund II
Name of Fund/Account
Charles Ritter
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
American Century Investments
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the most recent practicable date).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	$ 4,900,729,177

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	3	$ 183,430,715

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.
For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended October 31, 2007, the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners LargeCap Value Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners LargeCap Value Fund II is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to Invest them.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-l(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The portfolio manager did not own any shares of the fund as of October 31, 2007, the fund’s most recent fiscal year end.

/s/ Ryan L. Blaine
(Signature of person authorized to sign on behalf of the Sub-Advisor)	January 11, 2008
(Date)
Ryan L. Blaine
(Printed Name of person signing)

Corporate Counsel, American Century Investments
(Title of person signing)

(INTERNAL USE: REVIEWER’S SIGNATURE)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Partners MidCap Growth Fund
Name of Fund
Turner Mid Cap Growth Team
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Turner Investment Partners, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
Christopher McHugh (lead manager)

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	13	$4.2 billion

➢ other pooled investment vehicles:	28	$646 million

➢ other accounts:	23	$2.8 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$1.3 billion

➢ other pooled investment vehicles:	2	$4 million

➢ other accounts:	3	$191 million

Jason Schrotberger (co-manager)

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$3.5 billion

➢ other pooled investment vehicles:	27	$563 million

➢ other accounts:	53	$3.5 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$99 million

➢ other pooled investment vehicles:	2	$4 million

➢ other accounts:	5	$301 million

Tara Hedlund (co-manager)

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	9	$2.9 billion

➢ other pooled investment vehicles:	21	$512 million

➢ other accounts:	16	$992 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$99 million

➢ other pooled investment vehicles:	2	$4 million

➢ other accounts:	2	$156 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager, For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.
The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
Christopher McHugh (lead manager)- NONE
Jason Schrotberger (co-manager)- NONE
Tara Hedlund (co-manager)- NONE

/s/ Chris Holmes	January 7, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Chris Holmes
(Printed Name of person signing)

Associate, Mutual Funds Administration and Compliance
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds — Partners MidCap Growth Fund
Name of Fund
Adam T. Logan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$1,204.3MM

➢ other pooled investment vehicles:	0	0

➢ other accounts:	10	358.2MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Adam T. Logan	January 8, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Adam T. Logan, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund — Mid Cap Growth Fund I
Name of Fund
John R. O’Toole, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$808.0 MM

➢ other pooled investment vehicles:	3	$103.1 MM

➢ other accounts:	20	$499.5 MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	4	$49.6 MM

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ John R. O’Toole	January 8, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

John R. O’Toole, CFA
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS PARTNERS MIDCAP GROWTH II FUND
Name of Fund
MACKAY SHIELDS’ EQUITY GROWTH TEAM, LED BY EDMUND SPELMAN AND ROBERT CENTRELLA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
MACKAY SHIELDS LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
As previously reported, MacKay Shields utilizes a team approach in all aspects of investment management decision making process and the development of investment policy. No single portfolio manager is solely responsible for any individual account.

▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	9	$3.66 billion

➢ other pooled investment vehicles:	—	—

➢ other accounts:	17	$1.33 billion

Note: The information reported above pertains to all growth equity portfolios managed by the team.

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	—	—

➢ other pooled investment vehicles:	—	—

➢ other accounts:	1	$7 million

Note: The information reported above pertains to all growth equity portfolios managed by the team.

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

All MacKay Shields portfolio management groups also provide portfolio services for other MacKay Shields accounts, which may include mutual funds, institutional managed accounts and private commingled funds.

MacKay Shields has performance-based fee arrangements with “eligible clients” (as that term is defined under Rule 205-3 of the Investment Advisers Act of 1940) who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Certain portfolio managers who are responsible for managing some of the “eligible clients” who have performance-based fees share a performance fee based on the performance of the account. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement.

To address potential conflicts of interest, MacKay Shields has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, MacKay Shields has adopted a Code of Ethics and other policies and procedures that recognize a manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures, and the Code are designed to restrict a portfolio manager from favoring one client over another.

It is the policy of MacKay Shields not to favor any one client over another. Consistent with this policy, MacKay Shields has the following procedures, among others: (1) Trade Allocation Procedures that provide for the pro rata allocation of investment opportunities among clients in a particular strategy, with certain exceptions; (2) a general prohibition against same day opposite direction transactions; and (3) short sale trade procedures requiring pre-approval of short sales and restricting certain short sales.

The Trade Allocation Procedures provide that: (1) no client will be favored over any other client; (2) trades should be pre-allocated, subject to certain exceptions, and allocations should be in writing; and (3) MacKay Shields’ Legal/Compliance Department conducts periodic reviews of client account performance as a function of allocation to assure that no account or group of accounts is being preferred systematically in the allocation process.

Our Cross Trading Policy provides that all cross trades must be pre-cleared by the MacKay Shields Legal/Compliance Department and require, among other things, that the transaction (a) be a purchase or sale for no consideration other than cash payments against prompt delivery of the security, (b) is effected at the independent market price of the security determined in accordance with applicable methodology; and (c) be effected with no brokerage commission.

Our Valuation Procedures, which provide, among other requirements, that any fair valuation of a security recommended by a portfolio manager be approved by portfolio managers from two other distinct portfolio management areas.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The structure of MacKay Shields portfolio management teams enables each portfolio manager to be fairly compensated based on the overall performance of the Fund as well as his or her individual contribution. Portfolio managers are evaluated based on the performance of their security selections relative to the benchmark, to the sector as well as their overall contribution to the Fund. MacKay Shields believes this structure properly motivates each member of the portfolio management team to outperform for our clients, while utilizing the team approach. Portfolio managers and analysts are not compensated for the solicitation or acquisition of new clients or the retention of existing clients.

The firm sets base salaries at competitive levels, which are verified by industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm’s pre-tax profits is paid annually to the firm’s employees based upon the individual’s performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm’s professional employees. Every MacKay Shields employee participates in this firm-wide bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. We do not utilize defined ranges or established grading schedules in determining compensation.

In addition to sharing in the firm’s overall success through our year-end discretionary bonus, the firm offers a Phantom Stock Plan, which enhances the firm’s ability to attract, retain, motivate and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the Plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Robert J. Centrella	12/31/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Robert J. Centrella
(Printed Name of person signing)

Managing Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PIF California Municipal Fund
Name of Fund
Mark Paris

Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Van Kampen Asset Management

Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of April 30, 2008.
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$2,187,645,080

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates: and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.
Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000;
$50,001 – $ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None- The portfolio manager does not hold shares of the Fund.

/s/ Shawn M. Bartels	5/21/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shawn M. Bartels
(Printed Name of person signing)

Vice President (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PIF Tax-Exempt Bond Fund I
Name of Fund
Mark Paris

Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Van Kampen Asset Management

Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of April 30, 2008.
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$2,187,645,080

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
▪	Cash Bonus.

▪	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

▪	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.
•	Voluntary Deferred Compensation Plans — voluntary programs that permit certain Employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates: and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.
Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. The portfolio manager does not hold shares of the Fund.

/s/ Shawn M. Bartels	5/21/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shawn M. Bartels

(Printed Name of person signing)

Vice President

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PIF Tax-Exempt Bond Fund I
Name of Fund
Robert J. Stryker
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Van Kampen Asset Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of April 30, 2008.
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$3,887,727,717

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates: and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.
Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000; $50,001 – $ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. The portfolio manager does not hold shares of the Fund.

/s/ Shawn M. Bartels	5/21/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shawn M. Bartels

(Printed Name of person signing)

Vice President

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PIF California Municipal Fund
Name of Fund
Robert J. Stryker

Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Van Kampen Asset Management

Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of April 30, 2008.
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$3,887,727,717

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other gualitative factors, such as contributions to client objectives.
Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 – $10,000; $10,001 – $50,000; $50,001 – $ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. The portfolio manager does not hold shares of the Fund.

/s/ Shawn M. Bartels	5/21/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shawn M. Bartels

(Printed Name of person signing)

Vice President

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS PARTNERS MIDCAP GROWTH II FUND
Name of Fund
MACKAY SHIELDS’ EQUITY GROWTH TEAM, LED BY EDMUND SPELMAN AND ROBERT CENTRELLA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
MACKAY SHIELDS LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
As previously reported, MacKay Shields utilizes a team approach in all aspects of investment management decision making process and the development of investment policy. No single portfolio manager is solely responsible for any individual account.

▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	9	$3.66 billion

➢ other pooled investment vehicles:	—	—

➢ other accounts:	17	$1.33 billion

Note: The information reported above pertains to all growth equity portfolios managed by the team.

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	—	—

➢ other pooled investment vehicles:	—	—

➢ other accounts:	1	$7 million

Note: The information reported above pertains to all growth equity portfolios managed by the team.

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

All MacKay Shields portfolio management groups also provide portfolio services for other MacKav Shields accounts, which may include mutual funds, institutional managed accounts and private commingled funds.

MacKay Shields has performance-based fee arrangements with “eligible clients” (as that term is defined under Rule 205-3 of the Investment Advisers Act of 1940) who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Certain portfolio managers who are responsible for managing some of the “eligible clients” who have performance-based fees share a performance fee based on the performance of the account. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement.

To address potential conflicts of interest, MacKay Shields has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner, In addition, MacKay Shields has adopted a Code of Ethics and other policies and procedures that recognize a manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures, and the Code are designed to restrict a portfolio manager from favoring one client over another.

It is the policy of MacKay Shields not to favor any one client over another. Consistent with this policy, MacKay Shields has the following procedures, among others: (1) Trade Allocation Procedures that provide for the pro rata allocation of investment opportunities among clients in a particular strategy, with certain exceptions; (2) a general prohibition against same day opposite direction transactions; and (3) short sale trade procedures requiring pre-approval of short sales and restricting certain short sales.

The Trade Allocation Procedures provide that: (1) no client will be favored over any other client; (2) trades should be pre-allocated, subject to certain exceptions, and allocations should be in writing; and (3) MacKay Shields’ Legal/Compliance Department conducts periodic reviews of client account performance as a function of allocation to assure that no account or group of accounts is being preferred systematically in the allocation process.

Our Cross Trading Policy provides that all cross trades must be pre-cleared by the MacKay Shields Legal/Compliance Department and require, among other things, that the transaction (a) be a purchase or sale for no consideration other than cash payments against prompt delivery of the security, (b) is effected at the independent market price of the security determined in accordance with applicable methodology; and (c) be effected with no brokerage commission.

Our Valuation Procedures, which provide, among other requirements, that any fair valuation of a security recommended by a portfolio manager be approved by portfolio managers from two other distinct portfolio management areas.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The structure of MacKay Shields portfolio management teams enables each portfolio manager to be fairly compensated based on the overall performance of the Fund as well as his or her individual contribution. Portfolio managers are evaluated based on the performance of their security selections relative to the benchmark, to the sector as well as their overall contribution to the Fund. MacKay Shields believes this structure properly motivates each member of the portfolio management team to outperform for our clients, while utilizing the team approach. Portfolio managers and analysts are not compensated for the solicitation or acquisition of new clients or the retention of existing clients.

The firm sets base salaries at competitive levels, which are verified by industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm’s pre-tax profits is paid annually to the firm’s employees based upon the individual’s performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm’s professional employees. Every MacKay Shields employee participates in this firm-wide bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. We do not utilize defined ranges or established grading schedules in determining compensation.

In addition to sharing in the firm’s overall success through our year-end discretionary bonus, the firm offers a Phantom Stock Plan, which enhances the firm’s ability to attract, retain, motivate and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the Plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Edmund Spelman	12/31/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Edmund Spelman
(Printed Name of person signing)

Sr. Managing Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Fund, Inc. - Partners MidCap Value Fund
Name of Fund
Bruce I. Jacobs
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Jacobs Levy Equity Management Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	108*	22,589,125,837

*	As of 10/31/07, Jacobs Levy managed only separate accounts. We did not manage our own registered investment companies or other pooled investment vehicles, and sub-advised funds only for Principal Financial Group and one other client as separate accounts in a multi-manager format.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	21	4,381,477,190

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Trade allocation among accounts is a potential conflict of interest. Our portfolio optimizer generates our trade programs. Traders do not have discretion to add securities or accounts to the trade program. The full allocation for all accounts across all strategies is determined prior to placing the order. In the event the order is only partially completed, a daily allocation is done on a fair basis, either pro rata or random, at the average price for the day. Allocation by account of actual shares traded is provided to the broker at the end of the day’s trading. This procedure treats all participating accounts across all strategies equitably with respect to the executed trade. External legal counsel has reviewed our trade allocation procedures, which are also stated in our Form ADV, and concur that these procedures adequately address the potential conflict of interest issue. Our trade allocation procedures are also reviewed and tested annually by Ernst & Young, our independent accountants, as part of their SAS 70 examination of our operating procedures and internal controls.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

The Portfolio Manager held no securities in the Fund.

/s/ Heath N. Weisberg	12/28/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Heath N. Weisberg
(Printed Name of person signing)

General Counsel/Chief compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Fund, Inc. - Partners MidCap Value Fund
Name of Fund
Kenneth N. Levy
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Jacobs Levy Equity Management Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	108*	22,589,125,837

*	As of 10/31/07, Jacobs Levy managed only separate accounts. We did not manage our own registered investment companies or other pooled investment vehicles, and sub-advised funds only for Principal Financial Group and one other client as separate accounts in a multi-manager format.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	21	4,381,477,190

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Trade allocation among accounts is a potential conflict of interest. Our portfolio optimizer generates our trade programs. Traders do not have discretion to add securities or accounts to the trade program. The full allocation for all accounts across all strategies is determined prior to placing the order. In the event the order is only partially completed, a daily allocation is done on a fair basis, either pro rata or random, at the average price for the day. Allocation by account of actual shares traded is provided to the broker at the end of the day’s trading. This procedure treats all participating accounts across all strategies equitably with respect to the executed trade. External legal counsel has reviewed our trade allocation procedures, which are also stated in our Form ADV, and concur that these procedures adequately address the potential conflict of interest issue. Our trade allocation procedures are also reviewed and tested annually by Ernst & Young, our independent accountants, as part of their SAS 70 examination of our operating procedures and internal controls.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

The Portfolio Manager held no securities in the Fund.

/s/ Heath N. Weisberg	12/28/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Heath N. Weisberg
(Printed Name of person signing)

General Counsel/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Value
Name of Fund
S. Basu Mullick
Name of Portfolio Manger
(Please use one form per Portfolio Manager per Fund/Account)
Neuberger Berman, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
Please note, we employ a team approach across the management of all fixed income portfolios. There is a lead portfolio manager who is responsible for each portfolio. The lead portfolio manager ensures that portfolio construction is consistent with each client’s objectives, investment guidelines, and risk profile.
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
     ($ in millions)

	Number of	Total
	Accounts	Assets
➢ registered investment companies[1]:	2	$520

➢ other pooled investment vehicles:	—	—

➢ other accounts[2] :	8	$2,879

[1]	Figure represents Mutual Fund portfolios

[2]	Figure represents sub-advised accounts and an Institutional Separate Account

*	As of September 30, 2007
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	—	—

➢ other pooled investment vehicles:	—	—

➢ other accounts[1]:	6	2,863

[1]	Figure represents sub-advised accounts

*	As of September 30, 2007

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Lehman Brothers is a full service securities firm engaged in a wide range of businesses and from time to time, in the ordinary course of its business, Lehman Brothers or its affiliates may hold long or short positions and trade or otherwise effect transactions for its own account or the account of its customers in debt or equity securities or loans of its clients or other companies which may be involved in transactions with Lehman Brothers. Additionally, at any time Lehman Brothers/and or its affiliates may be engaged in ordinary brokerage, asset management, investment banking, capital markets, research and arbitrage activities that may involve one or more of these clients and other companies and their respective securities or loans. When engaging in such activities, Lehman Brothers and its affiliates comply with their established policies and procedures regarding the use of material non-public information, including the maintenance of information barriers that restrict access to such information within Lehman Brothers and its affiliates except on a need-to-know basis.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation

Employee compensation typically falls into two primary structures: salary and discretionary bonus or production based compensation.

Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (LBHI restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall portfolio performance in relation to their peers, the ability to attract and retain clients, assets under management, the current market conditions, and overall contribution to the firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development, and their corporate citizenship.

The percentage of compensation varies by position, experience/level and performance. In general, the more senior the investment professional, the greater the amount of variable compensation as a percentage of total compensation is available to them. Compensation programs are reviewed periodically to ensure competitiveness both internally and with the external market.

Research Analysts receive a base salary and discretionary bonus in the form of cash and conditional equity awards (restricted stock units and/or stock options), based upon the performance of their recommendations, impact on portfolios and additional contributions to the department and Firm.

Generally speaking, for senior investment professionals (Senior Vice Presidents and Managing Directors), the following are guidelines of the different compensation components as a percentage of total compensation:

Salary:	20% — 30%
Cash Bonus:	30% — 40%
Equity incentive compensation:	30% — 40%
Incentives

The total compensation approach is designed to reflect performance and compensation initiatives that seek to attract, motivate and retain talented professionals. We believe our compensation structure is highly competitive with other firms in our industry. Generally, we do not lose our valued staff members to competing firms for compensation reasons. Attractive financial compensation is one aspect of our approach to retaining and motivating our staff. At the highest level, compensation reflects the profitability of each of the Firm’s product areas. While compensation is important to attracting and retaining a top-quality team, the investment professionals are also motivated through their direct involvement in our investment processes. Each professional is a member of a highly regarded company that offers a challenging and rewarding work environment. The Firm has a flat organizational structure that provides latitude for individual initiatives and contributions that directly impact portfolio returns.

Equity Ownership

All full-time employees participate in equity ownership through the Lehman Brothers Equity Award Program. Deferred compensation is on a five year vesting schedule and is a useful tool with respect to retention of key employees. The portion of compensation paid in equity increases as employees attain more senior positions and as total compensation rises. As shareholders, employees are encouraged to act like owners and drive shareholder value everyday. Lehman Brothers believes that employee ownership is a key element to the success of the Firm and its reputation as an organization that provides world class services to clients.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

Portfolio Managers may invest a portion of their assets in the fund that they manage. As a policy, we do not make percentages of an individual’s investments available for disclosure as personal investments are dictated by different circumstances.

/s/ Peter Slaktery	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Peter Slaktery (Printed Name of person signing)

Senior Vice President (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund — Partners MidCap Value Fund I
Name of Fund
Andrew Braun, Sean Gallagher, Eileen Rominger
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Goldman Sachs Asset Management, L.P. (“GSAM”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	28	15 bln

➢ other pooled investment vehicles:	3	317 mln

➢ other accounts:	259	14 bln

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:	3	317 mln

➢ other accounts:	1	81 mln

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
The Investment Adviser’s Value Team (“Value Team”) compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager’s individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:
•	Individual performance (relative, absolute)

•	Team performance (relative, absolute)

•	Consistent performance that aligns with clients’ objectives

•	Achievement of top rankings (relative and competitive)
In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
6.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000 if the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Due to GSAM’s internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.

/s/ Scott Kilgallen	2/12/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Scott Kilgallen (Printed Name of person signing)

Managing Director (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Dave Borger
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ David Borger

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

David Borger (Printed Name of person signing)

Den Research (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Christine Kugler
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Christine Kugler	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Christine Kugler (Printed Name of person signing)

Director (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Stuart Matsuda
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Stuart K. Matsuda	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Stuart K. Matsuda (Printed Name of person signing)

Principal (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Hal Reynolds
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Hal W. Reynolds	[ILLEGIBLE]

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Hal W. Reynolds (Printed Name of person signing)

Chief Investment Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Thomas D. Stevens
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Thomas D. Stevens	[ILLEGIBLE]

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Thomas D. Stevens (Printed Name of person signing)

Chairman (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Funds — Partners Small Cap Blend
Name of Fund
Ronald P. Gala, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$1,552.4MM

➢ other pooled investment vehicles:	0	0

➢ other accounts:	19	$1,771.7MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	4	$473.7MM

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Ronald P. Gala	January 8, 2008

(Signature of person authorized to sign on behalf of Sub-Advisor)	(Date)

Ronald P. Gala, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Funds — Partners Small Cap Blend
Name of Fund
Peter D. Goslin, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$1,726.8MM

➢ other pooled investment vehicles:	1	$195.0MM

➢ other accounts:	8	$167.7MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Peter D. Goslin	January 8, 2008

(Signature of person authorized to sign on behalf of Sub-Advisor)	(Date)

Peter D. Goslin, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Growth Fund
Name of Fund
Bruce Aranow, Kumar Kirpalani, Samantha Lau and Wen-Tse Tseng
Name of Portfolio Manager
AllianceBernstein L.P.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
4.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	396	217,279

➢ other pooled investment vehicles:	941	78,520

➢ other accounts:	174,171	461,059

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	8	40,660

➢ other pooled investment vehicles:	2	1,640

➢ other accounts:	148	46,115

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

5.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
6.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Jennifer Bergenfeld	1/11/08

Jennifer Bergenfeld,	(Date)
Vice President and Counsel

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. (PIF) - Partners SmallCap Growth Fund II
Name of Fund
Joseph W. Garner
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Emerald Advisers, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	3	$268 mm

➢ other pooled investment vehicles:	0	0

➢ other accounts:	65	$1,606 mm

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide” component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and Operations. Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the managers relative performance against the Russell 2000 Growth Index and Russell Mid Cap Growth Index for rolling Quarter, Year, and Five Year periods. Sign-off from the Compensation Committee is the final step to the stage.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000, $50,001 — $ 100,000; $100,001 - $500.000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Our portfolio managers are prohibited from purchasing shares of this fund.

/s/ Joseph W. Garner	1/2/07
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph W, Garner
(Printed Name of person signing)

Director of Research/Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Growth Fund II
Name of Fund
Paul Graham
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$561.8 million

➢ other pooled investment vehicles:	2	$207.7 million

➢ other accounts:	19	$530.4 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	0	$0

➢ other accounts:	1	$61.3 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. wood / Mary T. Capasso	1/30/08

(Signature of person authorized to sign on behalf of sub-Adviser)	(Date)

Rachel M. Wood / Mary T. Capasso

(Printed Name of person signing)

Director /Executive Director

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. (PIF) - Partners SmallCap Growth Fund II
Name of Fund
Kenneth G. Mertz II, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Emerald Advisers, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	3	$412 mm

➢ other pooled investment vehicles:	0	0

➢ other accounts:	70	$2,007 mm

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide” component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and Operations. Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the managers relative performance against the Russell 2000 Growth Index and Russell Mid Cap Growth Index for rolling Quarter, Year, and Five Year periods. Sign-off from the Compensation Committee is the final step to the stage.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000, $50,001 — $ 100,000; $100,001 - $500.000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Our portfolio managers are prohibited from purchasing shares of this fund.

/s/ Joseph W. Garner	1/2/07
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph W, Garner
(Printed Name of person signing)

Director of Research/Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS FD — PARTNERS SMALL CAP GROWTH FUND II
Name of Fund
NANCY PRIAL
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Essex Investment Management Co, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	170,166,977

➢ other pooled investment vehicles:	10	206,590,906

➢ other accounts:	63	510,991,425

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	1	1,621,028

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Essex is not aware of any material conflicts of interest in connection with the PM’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to question 1, on the other. Moreover, Essex has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Essex’s internal controls in order to prevent such conflicts of interest from arising.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm’s profits through a profit-sharing/pension plan. Second, Essex’s professionals receive a year-end bonus based on their personal performance and Essex’s composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.
Essex’s yearly investment performance drives the portfolio managers’ incentive portion (“bonus”) of their compensation package. The portfolio managers’ bonus is based on their respective portfolios’ absolute, relative, and risk-adjusted performance. Eighty percent of the evaluation is based on performance of the portfolios and twenty percent is based on teamwork, communication, and other subjective criteria. We also incent them on their 1,2 and 3 year performance track record.
As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm’s future success.
Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Christopher P. McConnell	1/11/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Christopher P. McConnell
(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. (PIF) - Partners SmallCap Growth Fund II
Name of Fund
Stacey L. Sears
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Emerald Advisers, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	3	$268 mm

➢ other pooled investment vehicles:	0	0

➢ other accounts:	65	$1,606 mm

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide” component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and Operations. Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the managers relative performance against the Russell 2000 Growth Index and Russell Mid Cap Growth Index for rolling Quarter, Year, and Five Year periods. Sign-off from the Compensation Committee is the final step to the stage.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000, $50,001 — $ 100,000; $100,001 - $500.000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Our portfolio managers are prohibited from purchasing shares of this fund.

/s/ Joseph W. Garner	1/2/07
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph W, Garner
(Printed Name of person signing)

Director of Research/Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Growth Fund II
Name of Fund
David Wabnik
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$561.8 million

➢ other pooled investment vehicles:	2	$207.7 million

➢ other accounts:	28	$491.0 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	$0

➢ other accounts:	1	$61.3 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. wood / Mary T. Capasso	1/30/08

(Signature of person authorized to sign on behalf of sub-Adviser)	(Date)

Rachel M. Wood / Mary T. Capasso

(Printed Name of person signing)

Director / Executive Director

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Growth III Fund
Name of Fund
Clifford Fox
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Columbus Circle Investors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$ 506.1 M

➢ other pooled investment vehicles:	5	$ 293.6 M

➢ other accounts:	97	$1,815.1 M

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm’s net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

CCI’s Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager’s partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Frank A. Cuttita	1/9/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Frank A. Cuttita
(Printed Name of person signing)

Managing Director, Chief Administrative Officer/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Small Cap Growth Fund Series III
Name of Fund
Gretchen M. Novak
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mazama Capital Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	1.575 Billion

➢ other pooled investment vehicles:	1	5.421 Million

➢ other accounts:	76	6.205 Billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	234 Million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

The compensation paid to Mazama for managing the Fund is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama’s revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Fund or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Mazama’s compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. Performance based incentive compensation is based on: i) the portfolio management fees received by Mazama for all accounts under management; and ii) achieving specific annual excess return targets. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund managed by Mazama (i.e. Russell 2500 Growth Index).

Equity based incentives have been a significant part of Mazama’s compensation plan since the firm’s inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Shannon M. Lynch	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shannon M. Lynch (Printed Name of person signing)

Chief Compliance Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Small Cap Growth Fund Series III
Name of Fund
Joel Rubenstein
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mazama Capital Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	1.575 Billion

➢ other pooled investment vehicles:	1	5.421 Million

➢ other accounts:	76	6.205 Billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	234 Million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

The compensation paid to Mazama for managing the Fund is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama’s revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the Fund or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Mazama’s compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. Performance based incentive compensation is based on: i) the portfolio management fees received by Mazama for all accounts under management; and ii) achieving specific annual excess return targets. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund managed by Mazama (i.e. Russell 2500 Growth Index).

Equity based incentives have been a significant part of Mazama’s compensation plan since the firm’s inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Shannon M. Lynch	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shannon M. Lynch
(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Inc. Small Cap Growth Fund Series III
Name of Fund
Ronald A. Sauer
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mazama Capital Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	1.575 Billion

➢ other pooled investment vehicles:	1	5.421 Million

➢ other accounts:	76	6.205 Billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	234 Million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

The compensation paid to Mazama for managing the Fund is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama’s revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the Fund or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Mazama’s compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. Performance based incentive compensation is based on: i) the portfolio management fees received by Mazama for all accounts under management; and ii) achieving specific annual excess return targets. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund managed by Mazama (i.e. Russell 2500 Growth Index).

Equity based incentives have been a significant part of Mazama’s compensation plan since the firm’s inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Shannon M. Lynch	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shannon M. Lynch
(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Dave Borger
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ David Borger

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

David Borger (Printed Name of person signing)

Director of Research (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Partners Small Cap Value Fund
Name of Fund
Coleman M. Brandt
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Ark Asset Management Co., Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	156,000,000

➢ other pooled investment vehicles:	1	10,000,000

➢ other accounts:	55	1,407,000,000

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
NONE

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ark’s management determines levels of each portfolio manager’s compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio manager’s compensation. Each portfolio manager’s compensation is based upon several factors, including the relative performance achieved versus the portfolio group’s benchmarks, the firms profitability, the portfolio manager’s group’s profitability and the portfolio manager’s: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $ 1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
NONE

/s/ Grace A. Zona	1/8/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Grace A. Zona (Printed Name of person signing)

Compliance Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Partners Small Cap Value Fund
Name of Fund
William G. Charcalis
Name of Portfolio Manager
(Please use one form per Portfolio manager per Fund/Account)
Ark Asset Management Co., Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	156,000,000

➢ other pooled investment vehicles:	1	10,000,000

➢ other accounts:	55	1,407,000,000

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
NONE

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager, For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, Identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ark’s management determines levels of each portfolio manager’s compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine Its portfolio manager’s compensation. Each portfolio manager’s compensation is based upon several factors, including the relative performance achieved versus the portfolio group’s benchmarks, the firms profitability, the portfolio manager’s group’s profitability and the portfolio manager’s: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
NONE

/s/ Grace A. Zona	1/8/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Grace A. Zona

(Printed Name of person Signing)

Compliance Officer

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Christine Kugler
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Christine Kugler	1/5/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Christine Kugler (Printed Name of person signing)

Director (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Stuart Matsuda
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Stuart K. Matsuda	8/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Stuart K. Matsuda (Printed Name of person signing)

Principal (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Hal Reynolds
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Hal W. Reynolds	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Hal W. Reynolds (Printed Name of person signing)

Chief Investment Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Thomas D. Stevens
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Thomas D. Stevens	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Thomas D. Stevens (Printed Name of person signing)

Chairman (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Small Cap Value I Fund
Name of Fund
Christopher Blum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	13	3,619.93

➢ other pooled investment vehicles:	6	526.97

➢ other accounts:	9	515.24

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	1	24.85

➢ other accounts:.	2	55.35

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions, Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

N/A

/s/ Donna Nascimento	1-11-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Donna Nascimento
(Printed Name of person signing)

Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Funds — Partners Small Cap Value I
Name of Fund
Ronald P. Gala, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	8	$1,567.1MM

➢ other pooled investment vehicles:	0	0

➢ other accounts:	19	$1,771.7MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	4	$473.7MM

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Ronald P. Gala	January 8, 2008

(Signature of person authorized to sign on behalf of Sub-Advisor)	(Date)

Ronald P. Gala, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Funds — Partners Small Cap Value I
Name of Fund
Peter D. Goslin, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$741.5MM

➢ other pooled investment vehicles:	1	$195.0MM

➢ other accounts:	8	$167.7MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Peter D. Goslin	January 8, 2008

(Signature of person authorized to sign on behalf of Sub-Advisor)	(Date)

Peter D. Goslin, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Small Cap Value I Fund
Name of Fund
Dennis Ruhl
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	13	3,619.93

➢ other pooled investment vehicles:	6	526.97

➢ other accounts:	9	515.24

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	1	24.85

➢ other accounts:	2	55.35

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts an investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co. ’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates, These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

N/A

/s/ Donna Nascimento	1-11-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Donna Nascimento
(Printed name of person signing)

Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value Fund II
Name of Fund
Stephen A. Clark
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Dimensional Fund Advisors LP
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of November 30, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	27	52,464 million

➢ other pooled investment vehicles:	8	8,207 million

➢ other accounts:	48	4,301 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:	1	277 million

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Chris Crossan	3/7/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Chris Crossan
(Printed Name of person signing)

CEO
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value II
Name of Fund
Robert Deere
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Dimensional Fund Advisors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	27	56,160 million

➢ other pooled investment vehicles:	8	9,021 million

➢ other accounts:	48	4,614 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:	1	299 million

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

To the best of my knowledge, there are no such material conflicts of interest.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The compensation for the Portfolio Manager is tied to both the profitability of the firm, as well as to subjective performance measures. Compensation is not based on the performance of Dimensional’s strategies however. For example, Dimensional’s portfolio managers have no financial incentive to deviate from our specific disciplines. Key professionals are also offered equity ownership in the firm.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Chris Crossan	1/11/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Chris Crossan
(Printed Name of person signing)

CEO
(Title of person signing)

Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value Fund II
Name of Fund
Chris Wallis
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Vaughan Nelson Investment Management, LP
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	12	$736,882,393.24

➢ other pooled investment vehicles:	7	$127,698,950

➢ other accounts:	208	$3,904,661,670

or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a portion of the Strategic Partners Asset Allocation Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the Strategic Partners Asset Allocation portfolio and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Strategic Partners Asset Allocation portfolio; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Strategic Partners Asset Allocation portfolio and other managed accounts for which advisory fees are based upon the performance of the account

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees, at the discretion of the Compensation Committee, are eligible to participate within IXIS’ long-term incentive program. There is no distinction of compensation amongst the Portfolio and any other accounts managed.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Carlos Gonzalez	1-8-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Carlos Gonzalez
(Printed Name of person signing)

Compliance Manager
(Title of person signing)

Fiscal Year-End Portfolio Manager Questionnaire

Partners Small Cap Value Fund II
Name of Fund

Scott Weber
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)

Vaughan Nelson Investment Management, LP
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	12	$736,882,393,24

➢ other pooled investment vehicles:	5	$68,463,838

➢ other accounts:	144	$2,866,454,494

or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a portion of the Strategic Partners Asset Allocation Fund may be presented with the following potential conflicts:
1) a conflict between the investment strategy of the Strategic Partners Asset Allocation portfolio and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more then one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Strategic Partners Asset Allocation portfolio; and
3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Strategic Partners Asset Allocation portfolio and other managed accounts for which advisory fees are based upon the performance of the account
Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.
For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a_rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees, at the discretion of the Compensation Committee, are eligible to participate within IXIS’ long-term incentive program. There is no distinction of compensation amongst the Portfolio and any other accounts managed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-l(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10, 000; $10, 001 - $50, 000; $50, 001 - $100, 000; $100, 001 - $500, 000; $500, 001 - $1, 000, 000; or over $1, 000, 000. If the Portfolio Manager has reasons for not holding shares of the Fund, e. g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Carlos Gonzalez	1-8-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Carlos Gonzalez
(Printed Name of person signing)

Compliance Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire

Preferred Securities Fund
Name of Fund

L. Phillip Jacoby
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)

Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	6,428,089,152

➢ other pooled investment vehicles:	12	1,907,638,206

➢ other accounts:	43	2,765,792,810

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e. g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting, assets under management (25%), and individual performance and contributions to the investment team (5O%). The performance bonuses may comprise up to 90% of an individual’s total compensation.
Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates lop quartile compensation.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10, 000; $10, 001 - $50, 000; $50, 001 -$100, 000; $100, 001 - $500, 000; $500, 001 - $1, 000, 000; or over $1, 000, 000. If the Portfolio Manager has reasons for not holding shares of the Fund, e. g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ L. Phillip Jacoby	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

L. Phillip Jacoby
(Printed Name of person signing)

Managing Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire

Preferred Securities Fund
Name of Fund

Bernard Sussman
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)

Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	6,428,089,152

➢ other pooled investment vehicles:	12	1,907,638,205

➢ other accounts:	46	2,773,030,184

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e. g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e. g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

[ILLEGIBLE]	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

[ILLEGIBLE]
(Printed Name of person signing)

CCO
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2010 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PAI (North America)

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2010 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Complaince Officer - PGI America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2010 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

•	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

•	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2010 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

•	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

•	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2010 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$ 9,120,050,021

➢ other accounts:	8	$ 375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

/s/ Minoo Spellerberg

(Printed Name of person signing)

CCO — North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2010 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation Is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch

(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2015 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending, on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2015 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2015 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James W. Fennessey	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James W. Fennessey

(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2015 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a}(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Michael P. Finnegan	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan

(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2015
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fond listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$ 347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 40l(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2015 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Randy L. Welch	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch

(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2020 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies;	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2020 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund. Inc.-Principal LifeTime 2020 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 -$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2020 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $ 100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Michael P. Finnegan	1/25/2008	MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2020 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$ 9,120,050,021

➢ other accounts:	8	$ 375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO — North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2020 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2025 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2025 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer— PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2025 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James W. Fennessey	4/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James W. Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2025 Fund
Name of Fund
Michael P. Finneaan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Michael P. Finnegan	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2025
Name of Fund
Dirk Laschanzkv
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$ 347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2025 Fund
Name of Fund
Randv L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Randy L. Welch	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2030 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating_as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each Quarter. In addition, through our 401 (k) plan, employees arc able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 —$100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2030 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, inc. Principal LifeTime 2030 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation Is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James Fennessey	1/25/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2030 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus Is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Life Time 2030 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(K) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

CCO — North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2030 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that Its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001 — $50,000

/s/ Randy L. Welch	1/25/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2035 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2035 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one Form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Narne
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio,
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating_as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits arc targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both,depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2035 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary, Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James W. Fennessey	04/01/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

James W. Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2035 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Michael P. Finnegan	04/01/2008
(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2035
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$ 347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2035 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Randy L. Welch	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2040 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer—PGI(North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2040 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2040 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 —$10,000; $10,001 — $50,000; $50,001 —$100,000; $100,001 —$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2040 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001 — $50,000

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2040 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$ 9,120,050,021

➢ other accounts:	8	$ 375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO — North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2040 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2045 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2045 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:.	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:.	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal Lifetime 2045 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	ASSETS
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ James W. Fennessey	04/01/2008
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James W. Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2045 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 —$10,000; $10,001 — $50,000; $50,001 —$100,000; $ 100,001 —$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Michael P. Finnegan	04/01/2008
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2045
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one Portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$ 347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether {and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o    Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the the client mandate

o   Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout Starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Minoo Spellerberg	03/27/2008
(Signature of person authorized to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2045 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets

➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 —$10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 —$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Randy L. Welch	04/01/2008
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2050 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management {with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2050 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2050 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2050 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2050 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2050 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2055 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2055 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2055 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ James W. Fennessey	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James W. Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2055 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ Michael P. Finnegan	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2055
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o      Investment performance is based on gross performance versus a benchmark, peer group or both,depending on the client mandate
o      Performance versus peers is measured for a period up to three years (shorter if the portfoliomanager has managed the respective portfolio for a period less than three years).
o      Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25thpercentile for the 1,2 and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. in addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
    None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer- PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2055 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Randy L. Welch	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime Strategic Income
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	03/31/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime Strategic Income
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	03/31/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime Strategic Income Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime Strategic Income Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime Strategic Income Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Minoo Spellerberg	1/10/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime Strategic Income Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Real Estate Securities Fund
Name of Fund
Kelly Rush
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Real Estate Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	2	$1,875,415,601

➢ other pooled investment vehicles:	12	$134,764,608

➢ other accounts:	16	$380,841.725

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Real Estate Investors is a member_of Principal Global Investors (“Principal Global”), whose compensation policies and practices apply to Principal’s Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.
In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001-$50,000

/s/ Minno Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minno Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Balanced Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Balanced Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Conservative Balanced Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Conservative Balanced Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Conservative Growth Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Conservative Growth Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Flexible Income Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Flexible Income Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Strategic Growth Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio ’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Strategic Growth Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience. seniority and annual surveys of investment advisor compensation. The Incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Upper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This Is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Short Term Bond Fund
Name of Fund
Zeid Ayer
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$744,524,574

➢ other pooled investment vehicles:	2	$246,619,679

➢ other accounts:	2	$132,998,390

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Principal Investors Fund, Inc,
Fiscal Year-End Portfolio Manager Questionnaire
Short Term Bond Fund
Name of Fund
Craig Dawson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$744,524,574

➢ other pooled investment vehicles:.	2	$246,619,679

➢ other accounts:	3	$148,110,395

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:.	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Short-Term Income Fund
Name of Fund
Craig V. Sosey
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$2,139,106,082.95

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Short Investment Grade Debt Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Craig V. Sosey (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Craig V. Sosey (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Blend Fund
Name of Fund
Thomas Morabito
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$1,194,137,429

➢ other pooled investment vehicles:	12	$2,286,012,560

➢ other accounts:	1	$45,478,232

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Blend Fund
Name of Fund
Phil Nordhus
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$353,703,612

➢ other pooled investment vehicles:	1	$1,780,781,809

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Growth Fund
Name of Fund
Mariateresa Monaco
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$579,571,074

➢ other pooled investment vehicles:	1	$345,041,497

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap S&P 600 Index Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Stock Index Fund
Name of Fund
Scott W. Smith
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
w
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$2,136,895,787

➢ other pooled investment vehicles:	2	$8,268,516,789

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g.. salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether {and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured,
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 - $50,000, $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Page2 of 2

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Value Fund
Name of Fund
Thomas Morabito
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$1,1,94,137,429

➢ other pooled investment vehicles:	12	$2,286,012,560

➢ other accounts:	1	$45,478,232

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PIF Tax-Exempt Bond Fund I
Name of Fund
Thomas Byron
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Van Kampen Asset Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	5	$2,843,726,882

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢registered investment companies:	0	N/A

➢other pooled investment vehicles:	0	N/A

➢other accounts:	0	N/A

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.

In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether {and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
•	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionallv invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

.	Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionallv invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates: and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.
Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1{a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None- The portfolio manager does not hold shares of the Fund.

/s/ Thomas Byron	1/2/08

(Signature or person authorized to sign on behalf of tne Sub-Advisor)	(Date)

Thomas Byron (Printed Name of person signing)

Vice President (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Ultra Short Bond Fund
Name of Fund
Zeid Ayer
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$744,524,574

➢ other pooled investment vehicles:	2	$246,619,679

➢ other accounts:	2	$132,998,390

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g.. salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position-but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightlv above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted. to Principal Global Investors annual performance Score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o     Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o     Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o     Versus ihe peer group. 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o     Versus the benchmark. 100% of target incentive is achieved at certain levels of outperformance which vary by portfolio. No payout is realized fur performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 101( k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned {as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2}} by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000, If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation those reasons,

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg (Printed Name of person signing)

CCO — PGI NA (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Ultra Short Bond Fund
Name of Fund
Craig Dawson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$744,524,574

➢ other pooled investment vehicles:	2	$246,619,679

➢ other accounts:	3	$148,110,395

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
    None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO-PGI NA
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
West Coast Equity Fund
Name of Fund
Philip M. Foreman
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$2,067,567,566.34

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Multi-Cap Core Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Philip M. Foreman (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Philip M. Foreman (Printed Name of person signing)
Portfolio Manager (Title of person signing)

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 30th day of September, 2008.

Principal Investors Fund, Inc. (Registrant)
By:	/s/ R. C. Eucher
R. C. Eucher
Director, Vice Chairman and Chief Executive Officer

Attest:
 /s/ Beth Wilson
Beth Wilson Secretary

     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. C. Eucher	Director, Vice Chairman and	September 30, 2008

R. C. Eucher	Chief Executive Officer
/s/ L. A. Rasmussen	(Principal Executive Officer) Vice President, Controller and	September 30, 2008

L. A. Rasmussen	Chief Financial Officer (Principal Financial Officer an Controller)	d
(L. D. Zimpleman)*	Director and	September 30, 2008

L. D. Zimpleman	Chairman of the Board
M. J. Beer	Executive Vice President	September 30, 2008 —
(E. Ballantine)*	Director	September 30, 2008

E. Ballantine
(K. Blake)*	Director	September 30, 2008

K. Blake
(C. Damos)*	Director	September 30, 2008

C. Damos
(R. W. Gilbert)*	Director	September 30, 2008

R. W. Gilbert
(M. A. Grimmett)*	Director	September 30, 2008

M. A. Grimmett
(F. S. Hirsch)*	Director	September 30, 2008

F. S. Hirsch
(W. C. Kimball)*	Director	September 30, 2008

W. C. Kimball
(B. A. Lukavsky)*	Director	September 30, 2008

B. A. Lukavsky
(W.G. Papesh)*	Director	September 30, 2008

W.G. Papesh
(D. Pavelich)*	Director	September 30, 2008

D. Pavelich
/s/ M. J. Beer
*By___
M. J. Beer Executive Vice President
Pursuant to Powers of Attorney
Filed on 3/28/08